UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	3/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ASSET ALLOCATION FUND

SEMIANNUAL REPORT • MARCH 31, 2012

Fund Type

Balanced/allocation

Objective

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Asset Allocation Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Fund

Prudential Asset Allocation Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.37%; Class B, 2.07%; Class C, 2.07%; Class L, 1.57%; Class M, 2.07%; Class R, 1.82%; Class X, 2.07%; Class Z, 1.07%. Net operating expenses: Class A, 1.35%; Class B, 2.05%; Class C, 2.05%; Class L, 1.55%; Class M, 2.05%; Class R, 1.55%; Class X, 2.05%; Class Z, 1.05%, after contractual reduction of management fees and/or distribution fees for Class R shares.

Cumulative Total Returns (Without Sales Charge) as of 3/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	16.45%	6.74%	11.69%	60.25%	—
Class B	16.08	6.05	7.81	49.13	—
Class C	16.08	6.05	7.73	49.14	—
Class L	16.26	6.50	10.48	N/A	9.69% (3/26/07)
Class M	16.15	6.21	7.90	N/A	7.13 (3/26/07)
Class R	16.32	6.52	10.15	N/A	30.81 (12/17/04)
Class X	15.99	5.97	7.73	N/A	6.89 (3/26/07)
Class Z	16.61	7.02	13.25	64.40	—
Customized Blend Index	15.32	7.42	21.25	68.93	—
Barclays Capital U.S. Aggregate Bond Index	1.43	7.71	35.39	75.72	—
S&P 500 Index	25.86	8.51	10.48	49.69	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	17.06	3.19	11.15	58.25	—

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Average Annual Total Returns (With Sales Charge) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	0.87%	1.09%	4.24%	—
Class B	1.05	1.34	4.08	—
Class C	5.05	1.50	4.08	—
Class L	0.38	0.81	N/A	0.67% (3/26/07)
Class M	0.21	1.18	N/A	1.03 (3/26/07)
Class R	6.52	1.95	N/A	3.75 (12/17/04)
Class X	–0.03	0.97	N/A	0.99 (3/26/07)
Class Z	7.02	2.52	5.10	—
Customized Blend Index	7.42	3.93	5.38	—
Barclays Capital U.S. Aggregate Bond Index	7.71	6.25	5.80	—
S&P 500 Index	8.51	2.01	4.12	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	3.19	2.08	4.64	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of 0.30% and 0.50%, respectively. Investors who purchase Class A and Class L shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares do not pay a front-end sales charge, but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% on sales made within 12 months of the date of purchase and an annual 12b-1 fee of 1%. Class L shares and Class X shares are closed to new investors. Class R shares are not subject to sales charges, but charge a 12b-1 fee of up to 0.75%. Class X shares are subject to a CDSC of 6% and an annual 12b-1 fee of 1%. Class X shares automatically convert to Class A shares on a monthly basis approximately 10 years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. Class Z shares are not subject to sales charges or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Note: Class M shares are no longer issued and no Class M shares are outstanding. Class M shares performance is shown for historical periods during which time Class M shares were outstanding.

Prudential Asset Allocation Fund	3

Your Fund’s Performance (continued)

Benchmark Definitions

Customized Blend Index

The Customized Blend Index is made up of the S&P 500 Index (50%), the Barclays Capital U.S. Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the Morgan Stanley Capital International Europe, Australasia and Far East Net Dividend (MSCI EAFE ND) Index (5%). Customized Blend Index Closest Month-End to Inception cumulative total returns are 43.27% for Class R; and 21.25% for Class L, Class M, and Class X. Customized Blend Index Closest Month-End to Inception average annual total returns are 5.08% for Class R; and 3.93% for Class L, Class M, and Class X.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 46.86% for Class R; and 35.39% for Class L, Class M, and Class X. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 5.44% for Class R; and 6.25% for Class L, Class M, and Class X.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 35.05% for Class R; and 10.48% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns are 4.23% for Class R; and 2.01% for Class L, Class M, and Class X.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Lipper Average Closest Month-End to Inception cumulative total returns are 34.51% for Class R; and 11.15% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns are 4.13% for Class R; and 2.08% for Class L, Class M, and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/12
Apple, Inc., Computers & Peripherals	2.6%
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	1.8
Chevron Corp., Oil, Gas & Consumable Fuels	1.2
International Business Machines Corp., IT Services	1.0
Wells Fargo & Co., Commercial Banks	1.0

Holdings reflect only long-term equity investments and are subject to change.

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Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/12
Oil, Gas & Consumable Fuels	5.9%
Pharmaceuticals	3.4
Computers & Peripherals	3.4
Commercial Banks	2.7
Software	2.4

Industry weightings reflect only long-term equity investments and are subject to change.

Prudential Asset Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2011, at the beginning of the period, and held through the six-month period ended March 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Asset Allocation Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,164.50	1.35%	$7.31
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

Class B	Actual	$1,000.00	$1,160.80	2.05%	$11.07
	Hypothetical	$1,000.00	$1,014.75	2.05%	$10.33

Class C	Actual	$1,000.00	$1,160.80	2.05%	$11.07
	Hypothetical	$1,000.00	$1,014.75	2.05%	$10.33

Class L	Actual	$1,000.00	$1,162.60	1.55%	$8.38
	Hypothetical	$1,000.00	$1,017.25	1.55%	$7.82

Class M	Actual	$1,000.00	$1,161.50	2.05%	$11.08
	Hypothetical	$1,000.00	$1,014.75	2.05%	$10.33

Class R	Actual	$1,000.00	$1,163.20	1.55%	$8.38
	Hypothetical	$1,000.00	$1,017.25	1.55%	$7.82

Class X	Actual	$1,000.00	$1,159.90	2.05%	$11.07
	Hypothetical	$1,000.00	$1,014.75	2.05%	$10.33

Class Z	Actual	$1,000.00	$1,166.10	1.05%	$5.69
	Hypothetical	$1,000.00	$1,019.75	1.05%	$5.30

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the

Prudential Asset Allocation Fund	7

Fees and Expenses (continued)

six-month period ended March 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.8%
COMMON STOCKS 61.7%

Aerospace & Defense 1.2%
2,300	Alliant Techsystems, Inc.	$115,276
4,856	BAE Systems PLC (United Kingdom)	23,294
1,537	Cobham PLC (United Kingdom)	5,632
1,300	Cubic Corp.	61,464
2,200	Curtiss-Wright Corp.	81,422
30	Elbit Systems Ltd. (Israel)	1,164
577	European Aeronautic Defence and Space Co. NV (France)	23,629
561	Finmeccanica SpA (Italy)	3,038
14,100	General Dynamics Corp.	1,034,658
1,543	Heico Corp.	79,603
8,800	L-3 Communications Holdings, Inc.	622,776
1,600	LMI Aerospace, Inc.*	29,120
1,104	Meggitt PLC (United Kingdom)	7,132
10,000	Northrop Grumman Corp.	610,800
2,700	Rolls-Royce Holdings PLC (United Kingdom)	35,067
237	Safran SA (France)	8,710
2,000	Singapore Technologies Engineering Ltd. (Singapore)	5,171
1,800	Teledyne Technologies, Inc.*	113,490
146	Thales SA (France)	5,464
900	TransDigm Group, Inc.*	104,184
11,700	United Technologies Corp.	970,398

		3,941,492

Air Freight & Logistics 0.4%
1,231	Deutsche Post AG (Germany)	23,699
2,700	FedEx Corp.	248,292
1,100	Forward Air Corp.	40,337
539	TNT Express NV (Netherlands)	6,657
947	Toll Holdings Ltd. (Australia)	5,758
14,200	United Parcel Service, Inc. (Class B Stock)	1,146,224
600	Yamato Holdings Co. Ltd. (Japan)	9,272

		1,480,239

Airlines 0.1%
3,600	Alaska Air Group, Inc.*	128,952
1,300	All Nippon Airways Co. Ltd. (Japan)	3,927
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	3,703
314	Deutsche Lufthansa AG (Germany)	4,395
4,200	Hawaiian Holdings, Inc.*	21,966

See Notes to Financial Statements.

Prudential Asset Allocation Fund	9

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Airlines (cont’d.)
1,400	International Consolidated Airlines Group SA (United Kingdom)*	$4,031
1,762	Qantas Airways Ltd. (Australia)*	3,258
1,000	Singapore Airlines Ltd. (Singapore)	8,568

		178,800

Auto Components 0.1%
250	Aisin Seiki Co. Ltd. (Japan)	8,777
900	Bridgestone Corp. (Japan)	21,812
259	Cie Generale des Etablissements Michelin (France)	19,285
116	Continental AG (Germany)*	10,949
700	Denso Corp. (Japan)	23,384
100	Dorman Products, Inc.*	5,060
200	Drew Industries, Inc.*	5,462
9,000	Federal-Mogul Corp.*	154,890
2,173	GKN PLC (United Kingdom)	7,164
100	Koito Manufacturing Co. Ltd. (Japan)	1,618
1,400	Lear Corp.	65,086
700	Modine Manufacturing Co.*	6,181
300	NHK Spring Co. Ltd. (Japan)	3,226
100	NOK Corp. (Japan)	2,175
149	Nokian Renkaat OYJ (Finland)	7,261
333	Pirelli & C. SpA (Italy)	3,962
200	Stanley Electric Co. Ltd. (Japan)	3,178
300	Sumitomo Rubber Industries Ltd. (Japan)	3,983
400	Superior Industries International, Inc.	7,816
700	Tower International, Inc.*	8,526
100	Toyoda Gosei Co. Ltd. (Japan)	1,946
250	Toyota Industries Corp. (Japan)	7,539

		379,280

Automobiles 0.5%
479	Bayerische Motoren Werke AG (Germany)	43,077
300	Daihatsu Motor Co. Ltd. (Japan)	5,495
1,290	Daimler AG (Germany)	77,783
1,073	Fiat SpA (Italy)	6,308
65,000	Ford Motor Co.(a)	811,850
1,000	Fuji Heavy Industries Ltd. (Japan)	8,034
2,300	Honda Motor Co. Ltd. (Japan)	87,393
2,000	Isuzu Motors Ltd. (Japan)	11,719
2,000	Mazda Motor Corp. (Japan)*	3,504

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Automobiles (cont’d.)
6,000	Mitsubishi Motors Corp. (Japan)*	$6,814
3,600	Nissan Motor Co. Ltd. (Japan)	38,318
330	Peugeot SA (France)	5,315
295	Renault SA (France)	15,551
500	Suzuki Motor Corp. (Japan)	11,943
10,900	Thor Industries, Inc.	344,004
3,900	Toyota Motor Corp. (Japan)	168,213
47	Volkswagen AG (Germany)	7,579
400	Yamaha Motor Co. Ltd. (Japan)	5,359

		1,658,259

Beverages 1.2%
1,159	Anheuser-Busch InBev NV (Belgium)	84,677
600	Asahi Group Holdings Ltd. (Japan)	13,287
160	Carlsberg A/S (Denmark) (Class B Stock)	13,220
816	Coca-Cola Amatil Ltd. (Australia)	10,540
1,000	Coca-Cola Bottling Co. Consolidated	62,740
21,320	Coca-Cola Co. (The)	1,577,893
8,900	Coca-Cola Enterprises, Inc.	254,540
254	Coca-Cola Hellenic Bottling Co. SA (Greece)	4,861
100	Coca-Cola West Co. Ltd. (Japan)	1,753
3,620	Diageo PLC (United Kingdom)	86,997
5,000	Dr Pepper Snapple Group, Inc.	201,050
162	Heineken Holding NV (Netherlands)	7,584
373	Heineken NV (Netherlands)	20,732
1,000	Kirin Holdings Co. Ltd. (Japan)	12,940
1,000	MGP Ingredients, Inc.	5,380
17,600	Molson Coors Brewing Co. (Class B Stock)	796,400
2,400	National Beverage Corp.*	38,496
9,600	PepsiCo, Inc.	636,960
286	Pernod-Ricard SA (France)	29,905
1,326	SABMiller PLC (United Kingdom)	53,225

		3,913,180

Biotechnology 1.2%
1,700	Acorda Therapeutics, Inc.*	45,135
164	Actelion Ltd. (Switzerland)	5,995
900	Alexion Pharmaceuticals, Inc.*	83,574
2,400	Alnylam Pharmaceuticals, Inc.*	26,568
13,900	Amgen, Inc.	945,061

See Notes to Financial Statements.

Prudential Asset Allocation Fund	11

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
8,400	Biogen Idec, Inc.*	$1,058,148
15,000	Celgene Corp.*	1,162,800
756	CSL Ltd. (Australia)	28,106
1,100	Cubist Pharmaceuticals, Inc.*	47,575
202	Grifols SA (Spain)*	4,310
1,800	Halozyme Therapeutics, Inc.*	22,968
2,700	InterMune, Inc.*	39,609
400	Ligand Pharmaceuticals, Inc. (Class B Stock)*	6,380
400	Medivation, Inc.*	29,888
2,200	Myriad Genetics, Inc.*	52,052
1,600	Onyx Pharmaceuticals, Inc.*	60,288
21,700	Opko Health, Inc.*	102,641
4,700	PDL BioPharma, Inc.	29,845
1,200	Pharmacyclics, Inc.*	33,312
2,000	Progenics Pharmaceuticals, Inc.*	19,800
3,900	SciClone Pharmaceuticals, Inc.*	24,609
2,100	Targacept, Inc.*	10,752
2,200	Theravance, Inc.*	42,900
300	Trius Therapeutics, Inc.*	1,605
2,100	United Therapeutics Corp.*	98,973
500	Vanda Pharmaceuticals, Inc.*	2,395

		3,985,289

Building Products 0.1%
700	A.O. Smith Corp.	31,465
1,000	Asahi Glass Co. Ltd. (Japan)	8,481
456	Assa Abloy AB (Sweden) (Class B Stock)	14,323
564	Cie de Saint-Gobain (France)	25,188
300	Daikin Industries Ltd. (Japan)	8,166
58	Geberit AG (Switzerland)	12,137
4,100	Gibraltar Industries, Inc.*	62,115
400	JS Group Corp. (Japan)	8,375
1,800	NCI Building Systems, Inc.*	20,718
1,000	Nippon Sheet Glass Co. Ltd. (Japan)	1,534
500	Toto Ltd. (Japan)	3,764

		196,266

Capital Markets 1.5%
1,300	3i Group PLC (United Kingdom)	4,450
58,100	Bank of New York Mellon Corp. (The)	1,401,953

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
500	Calamos Asset Management, Inc. (Class A Stock)	$6,555
1,661	Credit Suisse Group AG (Switzerland)	47,344
2,000	Daiwa Securities Group, Inc. (Japan)	7,901
1,324	Deutsche Bank AG (Germany)	65,874
333	GAM Holding AG (Switzerland)	4,851
800	GAMCO Investors, Inc. (Class A Stock)	39,688
8,015	Goldman Sachs Group, Inc. (The)	996,826
300	Golub Capital BDC, Inc.	4,581
890	ICAP PLC (United Kingdom)	5,592
800	INTL FCStone, Inc.*	16,880
630	Investec PLC (United Kingdom)	3,852
306	Julius Baer Group Ltd. (Switzerland)	12,353
5,900	Knight Capital Group, Inc. (Class A Stock)*	75,933
494	Macquarie Group Ltd. (Australia)	14,881
2,620	Man Group PLC (United Kingdom)	5,649
2,000	MCG Capital Corp.	8,500
725	Mediobanca SpA (Italy)	4,258
73,400	Morgan Stanley	1,441,576
4,900	Nomura Holdings, Inc. (Japan)	21,667
6	Partners Group Holding AG (Switzerland)	1,171
4,500	PennantPark Investment Corp.	46,800
268	Ratos AB (Sweden) (Class B Stock)	3,721
34	SBI Holdings, Inc. (Japan)	3,208
151	Schroders PLC (United Kingdom)	3,816
1,100	Solar Capital Ltd.	24,277
600	SWS Group, Inc.	3,432
12,300	T. Rowe Price Group, Inc.	803,190
5,272	UBS AG (Switzerland)*	73,879

		5,154,658

Chemicals 1.1%
1,600	A. Schulman, Inc.	43,232
395	Air Liquide SA (France)	52,660
340	Akzo Nobel NV (Netherlands)	20,075
80	Arkema SA (France)	7,455
2,000	Asahi Kasei Corp. (Japan)	12,347
1,314	BASF SE (Germany)	114,946
4,400	CF Industries Holdings, Inc.	803,660
4,900	Chemtura Corp.*	83,202
500	Daicel Corp. (Japan)	3,220

See Notes to Financial Statements.

Prudential Asset Allocation Fund	13

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
500	Denki Kagaku Kogyo K.K. (Japan)	$2,000
2,200	E.I. du Pont de Nemours & Co.	116,380
16,000	Eastman Chemical Co.	827,040
12	Givaudan SA (Switzerland)	11,565
100	Hitachi Chemical Co. Ltd. (Japan)	1,800
2,354	Incitec Pivot Ltd. (Australia)	7,681
400	Innophos Holdings, Inc.	20,048
649	Israel Chemicals Ltd. (Israel)	7,384
3	Israel Corp. Ltd. (The) (Israel)	2,020
307	Johnson Matthey PLC (United Kingdom)	11,584
300	JSR Corp. (Japan)	6,038
250	K+S AG (Germany)	13,079
500	Kaneka Corp. (Japan)	3,014
211	Koninklijke DSM NV (Netherlands)	12,209
2,300	Koppers Holdings, Inc.	88,688
500	Kuraray Co. Ltd. (Japan)	7,074
121	Lanxess AG (Germany)	10,002
244	Linde AG (Germany)	43,786
2,500	LSB Industries, Inc.*	97,300
2,000	LyondellBasell Industries NV (Netherlands) (Class A Stock)	87,300
2,000	Mitsubishi Chemical Holdings Corp. (Japan)	10,680
500	Mitsubishi Gas Chemical Co., Inc. (Japan)	3,341
1,000	Mitsui Chemicals, Inc. (Japan)	3,033
200	Nitto Denko Corp. (Japan)	8,058
330	Novozymes A/S (Denmark) (Class B Stock)	9,611
475	Orica Ltd. (Australia)	13,762
5,700	PolyOne Corp.	82,080
8,500	PPG Industries, Inc.	814,300
600	Shin-Etsu Chemical Co. Ltd. (Japan)	34,650
2,000	Showa Denko K.K. (Japan)	4,543
3	Sika AG (Switzerland)	6,494
84	Solvay SA (Belgium)	9,945
170	Stepan Co.	14,926
2,000	Sumitomo Chemical Co. Ltd. (Japan)	8,505
135	Syngenta AG (Switzerland)	46,675
1,000	Teijin Ltd. (Japan)	3,359
2,000	Toray Industries, Inc. (Japan)	14,836
1,000	Tosoh Corp. (Japan)	2,779
200	Tredegar Corp.	3,918
1,500	UBE Industries Ltd. (Japan)	4,078

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
2,900	Valspar Corp.	$140,041
25	Wacker Chemie AG (Germany)(a)	2,204
263	Yara International ASA (Norway)	12,543

		3,771,150

Commercial Banks 2.7%
1,000	Aozora Bank Ltd. (Japan)	2,888
3,765	Australia & New Zealand Banking Group Ltd. (Australia)	90,713
907	Banca Carige SpA (Italy)	1,190
6,084	Banca Monte dei Paschi di Siena SpA (Italy)	2,565
600	BancFirst Corp.	26,136
6,667	Banco Bilbao Vizcaya Argentaria SA (Spain)	53,058
2,355	Banco de Sabadell SA (Spain)	6,414
798	Banco Espirito Santo SA (Portugal)	1,458
5,000	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	105,550
2,563	Banco Popolare SC (Italy)	4,861
1,415	Banco Popular Espanol SA (Spain)	5,077
12,225	Banco Santander SA (Spain)	94,077
1,000	Bancorp, Inc.*	10,040
1,541	Bank Hapoalim BM (Israel)	5,658
1,673	Bank Leumi Le-Israel BM (Israel)	5,268
1,800	Bank of East Asia Ltd. (Hong Kong)	6,768
500	Bank of Kyoto Ltd. (The) (Japan)	4,537
2,000	Bank of Yokohama Ltd. (The) (Japan)	10,004
1,016	Bankia SA (Spain)*	3,680
380	Bankinter SA (Spain)	1,993
900	Banner Corp.	19,827
16,462	Barclays PLC (United Kingdom)	61,943
4,100	BB&T Corp.(a)	128,699
514	Bendigo and Adelaide Bank Ltd. (Australia)	4,126
1,395	BNP Paribas SA (France)	66,188
5,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	15,192
1,000	Boston Private Financial Holdings, Inc.	9,910
1,219	CaixaBank (Spain)	4,746
500	Camden National Corp.	17,575
1,200	Cardinal Financial Corp.	13,560
3,900	Cathay General Bancorp	69,030
200	Centerstate Banks, Inc.	1,632
1,800	Chemical Financial Corp.	42,192
1,500	Chiba Bank Ltd. (The) (Japan)	9,569

See Notes to Financial Statements.

Prudential Asset Allocation Fund	15

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
200	Chugoku Bank Ltd. (The) (Japan)	$2,704
1,100	Citizens & Northern Corp.	22,000
5,006	Commerzbank AG (Germany)*	12,665
2,254	Commonwealth Bank of Australia (Australia)	116,974
2,100	Community Trust Bancorp, Inc.	67,347
1,242	Credit Agricole SA (France)	7,719
803	Danske Bank A/S (Denmark)*	13,600
2,500	DBS Group Holdings Ltd. (Singapore)	28,201
1,410	DNB ASA (Norway)	18,124
1,100	Eagle Bancorp, Inc.*	18,414
600	Enterprise Financial Services Corp.	7,044
280	Erste Group Bank AG (Austria)	6,457
44,000	Fifth Third Bancorp	618,200
2,200	Financial Institutions, Inc.	35,574
1,400	First Bancorp	15,302
4,200	First Commonwealth Financial Corp.	25,704
2,800	First Community Bancshares, Inc.	37,408
3,000	First Interstate Bancsystem, Inc.	43,860
1,000	Fukuoka Financial Group, Inc. (Japan)	4,434
1,000	Gunma Bank Ltd. (The) (Japan)	5,352
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,896
1,100	Hancock Holding Co.	39,061
1,100	Hang Seng Bank Ltd. (Hong Kong)	14,618
1,400	Hanmi Financial Corp.*	14,168
500	Hiroshima Bank Ltd. (The) (Japan)	2,283
2,000	Hokuhoku Financial Group, Inc. (Japan)	3,818
500	Home Bancshares, Inc.	13,305
25,461	HSBC Holdings PLC (United Kingdom)	225,940
69,500	Huntington Bancshares, Inc.	448,275
2,100	International Bancshares Corp.	44,415
14,399	Intesa SanPaolo SpA (Italy)	25,810
1,447	Intesa SanPaolo SpA-RSP (Italy)	2,233
1,045	Israel Discount Bank Ltd. (Israel) (Class A Stock)*	1,383
1,000	Joyo Bank Ltd. (The) (Japan)	4,579
230	KBC Groep NV (Belgium)	5,770
47,500	KeyCorp	403,750
400	Lakeland Financial Corp.	10,412
59,563	Lloyds Banking Group PLC (United Kingdom)*	32,016
4,200	MainSource Financial Group, Inc.	50,610
18,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	90,095

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
180	Mizrahi Tefahot Bank Ltd. (Israel)	$1,622
31,960	Mizuho Financial Group, Inc. (Japan)	52,128
3,283	National Australia Bank Ltd. (Australia)	83,657
1,280	National Bank of Greece SA (Greece)*	3,278
1,281	Natixis (France)	4,929
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,827
3,702	Nordea Bank AB (Sweden)	33,658
5,300	Old National Bancorp	69,642
4,074	Oversea-Chinese Banking Corp. Ltd. (Singapore)	28,909
1,300	Peoples Bancorp, Inc.	22,802
14,900	PNC Financial Services Group, Inc.	960,901
64	Raiffeisen Bank International AG (Austria)(a)	2,262
1,800	Republic Bancorp, Inc. (Class A Stock)	43,056
2,800	Resona Holdings, Inc. (Japan)	12,889
23,514	Royal Bank of Scotland Group PLC (United Kingdom)*	10,396
2,000	Shinsei Bank Ltd. (Japan)	2,610
500	Shizuoka Bank Ltd. (The) (Japan)	5,147
2,004	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	14,237
944	Societe Generale SA (France)	27,654
3,400	Standard Chartered PLC (United Kingdom)	84,837
1,900	State Bank Financial Corp.*	33,269
1,100	Sterling Financial Corp.*	22,968
1,967	Sumitomo Mitsui Financial Group, Inc. (Japan)	64,711
4,480	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	14,289
300	Suruga Bank Ltd. (Japan)	3,063
707	Svenska Handelsbanken AB (Sweden) (Class A Stock)	22,538
1,176	Swedbank AB (Sweden) (Class A Stock)	18,273
9,308	U.S. Bancorp	294,877
5,619	UniCredit SpA (Italy)	28,148
800	Union First Market Bankshares Corp.	11,200
1,160	Unione di Banche Italiane ScpA (Italy)	4,917
1,600	United Overseas Bank Ltd. (Singapore)	23,356
200	Washington Trust Bancorp, Inc.	4,828
1,700	Webster Financial Corp.	38,539
97,041	Wells Fargo & Co.	3,312,980
2,200	WesBanco, Inc.	44,308
900	West Bancorporation, Inc.	8,991
4,286	Westpac Banking Corp. (Australia)	97,184
1,500	Wilshire Bancorp, Inc.*	7,245
500	Wing Hang Bank Ltd. (Hong Kong)	4,967

See Notes to Financial Statements.

Prudential Asset Allocation Fund	17

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
500	Yamaguchi Financial Group, Inc. (Japan)	$4,543

		8,984,279

Commercial Services & Supplies 0.2%
396	Aggreko PLC (United Kingdom)	14,251
523	Babcock International Group PLC (United Kingdom)	6,663
2,125	Brambles Ltd. (Australia)	15,628
2,300	Brink’s Co. (The)	54,901
1,000	Consolidated Graphics, Inc.*	45,250
10,400	Copart, Inc.*	271,128
1,600	Courier Corp.	18,560
800	Dai Nippon Printing Co. Ltd. (Japan)	8,177
900	Deluxe Corp.	21,078
222	Edenred (France)	6,680
500	Encore Capital Group, Inc.*	11,275
2,009	G4S PLC (United Kingdom)	8,757
3,500	Rollins, Inc.	74,480
300	Secom Co. Ltd. (Japan)	14,679
396	Securitas AB (Sweden) (Class B Stock)	3,819
659	Serco Group PLC (United Kingdom)	5,718
40	Societe BIC SA (France)	4,014
900	Standard Parking Corp.*	18,450
8,000	Steelcase, Inc. (Class A Stock)	76,800
4,200	Sykes Enterprises, Inc.*	66,360
2,500	Tetra Tech, Inc.*	65,900
500	Toppan Printing Co. Ltd. (Japan)	3,902
200	United Stationers, Inc.	6,206
200	US Ecology, Inc.	4,348

		827,024

Communications Equipment 1.7%
500	ADTRAN, Inc.	15,595
3,377	Alcatel-Lucent (France)*	7,679
2,300	ARRIS Group, Inc.*	25,990
1,700	Black Box Corp.	43,367
107,366	Cisco Systems, Inc.	2,270,791
400	Digi International, Inc.*	4,396
700	F5 Networks, Inc.*	94,472
200	InterDigital, Inc.	6,972
900	Ixia*	11,241

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
1,200	Loral Space & Communications, Inc.*	$95,520
12,800	Motorola Solutions, Inc.	650,624
2,700	NETGEAR, Inc.*	103,140
5,083	Nokia OYJ (Finland)	27,673
2,600	Plantronics, Inc.	104,676
32,500	QUALCOMM, Inc.	2,210,650
4,290	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	44,451

		5,717,237

Computers & Peripherals 3.4%
14,800	Apple, Inc.*	8,872,156
32,500	Dell, Inc.*	539,500
4,500	Electronics for Imaging, Inc.*	74,790
2,500	Fujitsu Ltd. (Japan)	13,169
55,000	Hewlett-Packard Co.	1,310,650
3,300	Lexmark International, Inc. (Class A Stock)(a)	109,692
4,000	NEC Corp. (Japan)*	8,361
900	Rimage Corp.	9,009
200	Seiko Epson Corp. (Japan)	2,803
6,000	Toshiba Corp. (Japan)	26,386
13,000	Western Digital Corp.*	538,070
2,500	Xyratex Ltd.	39,775

		11,544,361

Construction & Engineering 0.1%
207	ACS Actividades de Construccion y Servicios SA (Spain)	5,298
1,105	Balfour Beatty PLC (United Kingdom)	5,046
346	Bouygues SA (France)	10,581
58	Eiffage SA (France)	2,244
518	Ferrovial SA (Spain)	5,954
78	Fomento de Construcciones y Contratas SA (Spain)	1,743
58	Hochtief AG (Germany)	3,519
400	JGC Corp. (Japan)	12,396
1,000	Kajima Corp. (Japan)	3,045
90	Koninklijke Boskalis Westminster NV (Netherlands)	3,381
1,500	Layne Christensen Co.*	33,375
218	Leighton Holdings Ltd. (Australia)	4,814
500	Michael Baker Corp.*	11,925
1,000	Obayashi Corp. (Japan)	4,362
4,400	Primoris Services Corp.	70,664

See Notes to Financial Statements.

Prudential Asset Allocation Fund	19

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
1,000	Shimizu Corp. (Japan)	$4,011
582	Skanska AB (Sweden) (Class B Stock)	10,090
1,500	Taisei Corp. (Japan)	3,914
645	Vinci SA (France)	33,635

		229,997

Construction Materials
973	Boral Ltd. (Australia)	4,062
293	Cimpor Cimentos de Portugal SGPS SA (Portugal)	1,954
1,010	CRH PLC (Ireland)	20,610
300	Eagle Materials, Inc.	10,425
979	Fletcher Building Ltd. (New Zealand)	5,403
201	HeidelBergCement AG (Germany)	12,166
350	Holcim Ltd. (Switzerland)	22,837
53	Imerys SA (France)	3,223
570	James Hardie Industries SE (Australia)	4,534
283	Lafarge SA (France)	13,507

		98,721

Consumer Finance 0.5%
100	Aeon Credit Service Co. Ltd. (Japan)	1,573
1,180	Credit Acceptance Corp.*	119,192
200	Credit Saison Co. Ltd. (Japan)	4,047
21,500	Discover Financial Services	716,810
4,600	Nelnet, Inc. (Class A Stock)	119,186
45,300	SLM Corp.	713,928

		1,674,736

Containers & Packaging 0.1%
1,873	Amcor Ltd. (Australia)	14,435
18,500	Owens-Illinois, Inc.*	431,790
1,219	Rexam PLC (United Kingdom)	8,347
200	Toyo Seikan Kaisha Ltd. (Japan)	2,868

		457,440

Distributors 0.3%
800	Core-Mark Holding Co., Inc.	32,752
16,400	Genuine Parts Co.	1,029,100
200	Jardine Cycle & Carriage Ltd. (Singapore)	7,683
8,000	Li & Fung Ltd. (Hong Kong)	18,358

		1,087,893

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Consumer Services 0.1%
100	Benesse Holdings, Inc. (Japan)	$4,984
1,800	Capella Education Co.*	64,710
8,000	DeVry, Inc.	270,960
1,900	Hillenbrand, Inc.	43,605
1,100	Lincoln Educational Services Corp.	8,701
200	Mac-Gray Corp.	3,026
500	Steiner Leisure Ltd.*	24,415

		420,401

Diversified Financial Services 1.5%
246	ASX Ltd. (Australia)	8,460
39,245	Bank of America Corp.	375,575
30,170	Citigroup, Inc.	1,102,713
1,800	Compass Diversified Holdings	26,622
283	Deutsche Boerse AG (Germany)	19,053
44	Eurazeo (France)	2,239
130	Exor SpA (Italy)	3,282
5,000	First Pacific Co. Ltd. (Hong Kong)	5,544
500	Gain Capital Holdings, Inc.	2,510
116	Groupe Bruxelles Lambert SA (Belgium)	8,979
1,500	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	25,207
120	Industrivarden AB (Sweden) (Class C Stock)	1,783
5,397	ING Groep NV (Netherlands)*	44,966
7,200	Interactive Brokers Group, Inc. (Class A Stock)	122,400
291	Investment AB Kinnevik (Sweden) (Class B Stock)	6,769
629	Investor AB (Sweden) (Class B Stock)	13,948
60,230	JPMorgan Chase & Co.	2,769,375
313	London Stock Exchange Group PLC (United Kingdom)	5,177
90	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,958
9,700	Moody’s Corp.(a)	408,370
700	NASDAQ OMX Group, Inc. (The)*(a)	18,130
150	ORIX Corp. (Japan)	14,317
40	Pargesa Holding SA (Switzerland)	2,876
184	Pohjola Bank PLC (Finland) (Class A Stock)	2,038
1,000	Singapore Exchange Ltd. (Singapore)	5,521

		4,999,812

Diversified Telecommunication Services 1.3%
900	AboveNet, Inc.*	74,520
64,710	AT&T, Inc.	2,020,893

See Notes to Financial Statements.

Prudential Asset Allocation Fund	21

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
400	Atlantic Tele-Network, Inc.	$14,544
214	Belgacom SA (Belgium)	6,880
2,535	Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	4,162
11,285	BT Group PLC (United Kingdom)	40,866
900	Cbeyond, Inc.*	7,200
400	Consolidated Communications Holdings, Inc.	7,852
4,001	Deutsche Telekom AG (Germany)	48,170
215	Elisa OYJ (Finland)	5,153
2,641	France Telecom SA (France)	39,115
349	Hellenic Telecommunications Organization SA (Greece)	1,485
43	HKT Trust and HKT Ltd. (Hong Kong)*	33
27	Iliad SA (France)	3,720
640	Inmarsat PLC (United Kingdom)	4,712
2,221	Koninklijke KPN NV (Netherlands)	24,432
700	Nippon Telegraph & Telephone Corp. (Japan)	31,757
4,000	PCCW Ltd. (Hong Kong)	1,432
835	Portugal Telecom SGPS SA (Portugal)	4,543
3,300	Premiere Global Services, Inc.*	29,832
11,000	Singapore Telecommunications Ltd. (Singapore)	27,565
35	Swisscom AG (Switzerland)	14,148
491	TDC A/S (Denmark)	3,571
452	Tele2 AB (Sweden) (Class B Stock)	9,223
2,987	Telecom Corp. of New Zealand Ltd. (New Zealand)	5,931
13,722	Telecom Italia SpA (Italy)	16,315
9,850	Telecom Italia SpA-RSP (Italy)	9,682
5,939	Telefonica SA (Spain)	97,308
457	Telekom Austria AG (Austria)	5,322
1,069	Telenor ASA (Norway)	19,823
3,103	TeliaSonera AB (Sweden)	21,641
6,211	Telstra Corp. Ltd. (Australia)	21,167
41,150	Verizon Communications, Inc.(a)	1,573,164
1,763	Vivendi SA (France)	32,354

		4,228,515

Electric Utilities 0.8%
37	Acciona SA (Spain)	2,584
9,500	American Electric Power Co., Inc.	366,510
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,084
1,000	Chubu Electric Power Co., Inc. (Japan)	18,050
400	Chugoku Electric Power Co., Inc. (The) (Japan)	7,428

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
3,000	CLP Holdings Ltd. (Hong Kong)	$25,883
277	Contact Energy Ltd. (New Zealand)*	1,073
11,200	Duke Energy Corp.(a)	235,312
2,578	E.ON AG (Germany)	61,752
344	EDF SA (France)	7,850
2,811	EDP - Energias de Portugal SA (Portugal)	8,177
3,300	El Paso Electric Co.	107,217
9,376	Enel SpA (Italy)	33,913
5,600	Entergy Corp.	376,320
800	Exelon Corp.	31,368
9,000	FirstEnergy Corp.	410,310
639	Fortum OYJ (Finland)	15,511
300	Hokkaido Electric Power Co., Inc. (Japan)	4,404
200	Hokuriku Electric Power Co. (Japan)	3,615
5,971	Iberdrola SA (Spain)	33,901
1,000	IDACORP, Inc.	41,120
1,100	Kansai Electric Power Co., Inc. (The) (Japan)	17,037
600	Kyushu Electric Power Co., Inc. (Japan)	8,547
6,900	Pinnacle West Capital Corp.	330,510
800	PNM Resources, Inc.	14,640
5,100	Portland General Electric Co.	127,398
2,000	Power Assets Holdings Ltd. (Hong Kong)	14,680
8,500	PPL Corp.	240,210
155	Red Electrica Corp. SA (Spain)	7,585
200	Shikoku Electric Power Co., Inc. (Japan)	5,637
1,542	SP AusNet (Australia)	1,717
1,353	SSE PLC (United Kingdom)	28,761
1,821	Terna Rete Elettrica Nazionale SpA (Italy)	7,320
600	Tohoku Electric Power Co., Inc. (Japan)*	6,843
2,200	Tokyo Electric Power Co., Inc. (The) (Japan)*	5,528
82	Verbund AG (Austria)	2,495

		2,617,290

Electrical Equipment 0.8%
3,089	ABB Ltd. (Switzerland)	63,375
1,000	Acuity Brands, Inc.	62,830
290	Alstom SA (France)	11,317
9,300	AMETEK, Inc.	451,143
3,300	Brady Corp. (Class A Stock)	106,755
26,700	Emerson Electric Co.	1,393,206

See Notes to Financial Statements.

Prudential Asset Allocation Fund	23

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
3,300	EnerSys*	$114,345
600	Franklin Electric Co., Inc.	29,442
1,000	Fuji Electric Co. Ltd. (Japan)	2,634
1,000	Furukawa Electric Co. Ltd. (Japan)	2,658
500	Generac Holdings, Inc.*	12,275
1,000	GS Yuasa Corp. (Japan)	5,485
290	Legrand SA (France)	10,671
3,000	Mitsubishi Electric Corp. (Japan)	26,531
200	Nidec Corp. (Japan)	18,219
55	NV Bekaert SA (Belgium)(a)	1,772
294	Prysmian SpA (Italy)	5,168
2,900	Rockwell Automation, Inc.	231,130
400	Roper Industries, Inc.	39,664
696	Schneider Electric SA (France)	45,475
1,100	Sumitomo Electric Industries Ltd. (Japan)	15,057
100	Ushio, Inc. (Japan)	1,405
232	Vestas Wind Systems A/S (Denmark)*	2,354

		2,652,911

Electronic Equipment, Instruments & Components 0.4%
300	Anixter International, Inc.*	21,759
1,700	Avnet, Inc.*	61,863
3,600	Brightpoint, Inc.*	28,980
400	Citizen Holdings Co. Ltd. (Japan)	2,532
8,700	Corning, Inc.	122,496
4,900	DDi Corp.	59,780
8,000	Dolby Laboratories, Inc. (Class A Stock)*	304,480
400	DTS, Inc.*	12,088
4,000	Foxconn International Holdings Ltd. (Hong Kong)*	2,848
600	Fujifilm Holdings Corp. (Japan)	14,070
800	GSI Group, Inc.*	9,648
370	Hexagon AB (Sweden) (Class B Stock)	7,181
50	Hirose Electric Co. Ltd. (Japan)	5,250
100	Hitachi High-Technologies Corp. (Japan)	2,386
6,400	Hitachi Ltd. (Japan)	41,058
600	Hoya Corp. (Japan)	13,476
200	Ibiden Co. Ltd. (Japan)	5,115
12,100	Ingram Micro, Inc. (Class A Stock)*	224,576
3,800	Insight Enterprises, Inc.*	83,334
66	Keyence Corp. (Japan)	15,517

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
250	Kyocera Corp. (Japan)	$22,895
250	Murata Manufacturing Co. Ltd. (Japan)	14,815
1,000	Nippon Electric Glass Co. Ltd. (Japan)	8,687
300	Omron Corp. (Japan)	6,452
1,100	PC Connection, Inc.	9,042
200	ScanSource, Inc.*	7,464
500	Shimadzu Corp. (Japan)	4,513
3,000	SYNNEX Corp.*	114,420
200	TDK Corp. (Japan)	11,333
1,700	Tech Data Corp.*(a)	92,242
300	Yaskawa Electric Corp. (Japan)	2,820
200	Yokogawa Electric Corp. (Japan)	2,022

		1,335,142

Energy Equipment & Services 1.1%
245	Aker Solutions ASA (Norway)	4,145
471	AMEC PLC (United Kingdom)	8,347
7,500	Baker Hughes, Inc.	314,550
500	Bristow Group, Inc.	23,865
192	Cie Generale de Geophysique-Veritas (France)*	5,682
2,200	Exterran Holdings, Inc.*	29,018
95	Fugro NV (Netherlands)	6,768
36,600	Halliburton Co.	1,214,754
2,800	Helix Energy Solutions Group, Inc.*	49,840
3,600	Helmerich & Payne, Inc.(a)	194,220
2,800	Matrix Service Co.*	39,228
12,200	National Oilwell Varco, Inc.	969,534
11,200	Parker Drilling Co.*	66,864
372	Petrofac Ltd. (United Kingdom)	10,353
380	Saipem SpA (Italy)	19,629
270	SBM Offshore NV (Netherlands)	5,519
7,100	Schlumberger Ltd.	496,503
409	Seadrill Ltd. (Norway)	15,327
391	Subsea 7 SA (Norway)*	10,354
151	Technip SA (France)	17,789
675	Tenaris SA (Italy)	12,874
2,700	TETRA Technologies, Inc.*	25,434
464	Transocean Ltd.	25,315
500	Union Drilling, Inc.*	2,780
2,400	Willbros Group, Inc.*	7,776

See Notes to Financial Statements.

Prudential Asset Allocation Fund	25

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
281	WorleyParsons Ltd. (Australia)	$8,333

		3,584,801

Food & Staples Retailing 1.4%
900	Aeon Co. Ltd. (Japan)	11,830
100	Arden Group, Inc. (Class A Stock)	9,089
827	Carrefour SA (France)	19,826
78	Casino Guichard Perrachon SA (France)	7,688
108	Colruyt SA (Belgium)	4,341
38,600	CVS Caremark Corp.	1,729,280
149	Delhaize Group SA (Belgium)	7,840
827	Distribuidora Internacional de Alimentacion SA (Spain)*	4,100
100	FamilyMart Co. Ltd. (Japan)	4,229
1,757	J Sainsbury PLC (United Kingdom)	8,748
322	Jeronimo Martins SGPS SA (Portugal)*	6,560
85	Kesko OYJ (Finland) (Class B Stock)	2,758
1,661	Koninklijke Ahold NV (Netherlands)	23,017
44,100	Kroger Co. (The)	1,068,543
100	Lawson, Inc. (Japan)	6,295
768	Metcash Ltd. (Australia)	3,421
172	Metro AG (Germany)	6,650
2,000	Olam International Ltd. (Singapore)	3,755
800	Ruddick Corp.	32,080
1,050	Seven & I Holdings Co. Ltd. (Japan)	31,182
1,500	Susser Holdings Corp.*	38,505
11,176	Tesco PLC (United Kingdom)	58,990
300	Village Super Market, Inc. (Class A Stock)	9,477
26,300	Wal-Mart Stores, Inc.	1,609,560
1,416	Wesfarmers Ltd. (Australia)	44,032
3,134	WM Morrison Supermarkets PLC (United Kingdom)	14,938
1,724	Woolworths Ltd. (Australia)	46,395

		4,813,129

Food Products 1.0%
1,000	Ajinomoto Co., Inc. (Japan)	12,541
7,100	Archer-Daniels-Midland Co.	224,786
136	Aryzta AG (Switzerland)	6,719
503	Associated British Foods PLC (United Kingdom)	9,815
2	Barry Callebaut AG (Switzerland)	2,004
12,500	Bunge Ltd.	855,500

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products (cont’d.)
3,600	Corn Products International, Inc.	$207,540
835	Danone (France)	58,244
200	Darling International, Inc.*	3,484
2,100	Fresh Del Monte Produce, Inc.	47,964
9,000	Golden Agri-Resources Ltd. (Singapore)	5,620
800	Hormel Foods Corp.	23,616
200	Kerry Group PLC (Ireland) (Class A Stock)	9,256
4,600	Kraft Foods, Inc. (Class A Stock)	174,846
2	Lindt & Spruengli AG (Switzerland)	6,425
100	Meiji Holdings Co. Ltd. (Japan)	4,368
4,709	Nestle SA (Switzerland)	296,301
500	Nisshin Seifun Group, Inc. (Japan)	6,047
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,739
500	Omega Protein Corp.*	3,805
5,400	Pilgrim’s Pride Corp.*	40,284
1,800	Smart Balance, Inc.*	11,898
20,700	Smithfield Foods, Inc.*(a)	456,021
90	Suedzucker AG (Germany)	2,866
656	Tate & Lyle PLC (United Kingdom)	7,397
46,500	Tyson Foods, Inc. (Class A Stock)	890,475
2,296	Unilever NV (Netherlands)	78,132
1,834	Unilever PLC (United Kingdom)	60,547
3,000	Wilmar International Ltd. (Singapore)	11,694
100	Yakult Honsha Co. Ltd. (Japan)	3,437

		3,525,371

Gas Utilities 0.1%
500	APA Group (Australia)	2,641
3,300	Atmos Energy Corp.	103,818
700	Chesapeake Utilities Corp.	28,784
240	Enagas SA (Spain)	4,619
468	Gas Natural SDG SA (Spain)	7,478
6,490	Hong Kong & China Gas Co. Ltd. (Hong Kong)	16,631
3,000	Osaka Gas Co. Ltd. (Japan)	12,033
2,067	Snam SpA (Italy)	9,941
1,100	Southwest Gas Corp.	47,014
1,000	Toho Gas Co. Ltd. (Japan)	5,896
3,500	Tokyo Gas Co. Ltd. (Japan)	16,492

		255,347

See Notes to Financial Statements.

Prudential Asset Allocation Fund	27

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 0.8%
200	Analogic Corp.	$13,508
1,400	AngioDynamics, Inc.*	17,150
2,400	Arthrocare Corp.*	64,440
200	Atrion Corp.	42,042
1,800	Becton Dickinson and Co.	139,770
2,000	Cantel Medical Corp.	50,180
17,200	CareFusion Corp.*	445,996
290	Cie Generale d’Optique Essilor International SA (France)	25,848
81	Cochlear Ltd. (Australia)	5,194
29	Coloplast A/S (Denmark) (Class B Stock)	5,021
200	CONMED Corp.	5,974
2,700	Cyberonics, Inc.*	102,951
277	Getinge AB (Sweden) (Class B Stock)	7,888
9,000	Hill-Rom Holdings, Inc.	300,690
1,500	Intuitive Surgical, Inc.*	812,625
2,900	Invacare Corp.	48,053
5,000	Masimo Corp.*	116,900
300	Olympus Corp. (Japan)*	4,908
2,400	RTI Biologics, Inc.*	8,880
1,800	Sirona Dental Systems, Inc.*	92,772
1,244	Smith & Nephew PLC (United Kingdom)	12,605
74	Sonova Holding AG (Switzerland)	8,222
400	Spectranetics Corp.*	4,160
11	Straumann Holding AG (Switzerland)*	1,872
3,300	Stryker Corp.	183,084
3,300	Synergetics USA, Inc.*	21,450
88	Synthes, Inc. (Switzerland)	15,266
100	Sysmex Corp. (Japan)	4,035
200	Terumo Corp. (Japan)	9,557
33	William Demant Holding A/S (Denmark)*	3,075
1,900	Young Innovations, Inc.	58,748

		2,632,864

Healthcare Providers & Services 1.7%
24,500	Aetna, Inc.	1,228,920
100	Alfresa Holdings Corp. (Japan)	4,754
123	Celesio AG (Germany)	2,226
800	Centene Corp.*	39,176
600	Chemed Corp.	37,608
262	Fresenius Medical Care AG & Co. KGaA (Germany)	18,569

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
159	Fresenius SE & Co. KGaA (Germany)	$16,305
5,600	Humana, Inc.	517,888
1,500	Magellan Health Services, Inc.*	73,215
200	Medipal Holdings Corp. (Japan)	2,590
100	Miraca Holdings, Inc. (Japan)	3,903
1,100	National Healthcare Corp.	50,116
2,300	Providence Service Corp. (The)*	35,673
187	Ramsay Health Care Ltd. (Australia)	3,787
5,400	Select Medical Holdings Corp.*	41,526
2,100	Skilled Healthcare Group, Inc. (Class A Stock)*	16,086
502	Sonic Healthcare Ltd. (Australia)	6,510
2,100	Sun Healthcare Group, Inc.*	14,364
100	Suzuken Co. Ltd. (Japan)	3,083
1,300	Team Health Holdings, Inc.*	26,728
1,600	Triple-S Management Corp. (Class B Stock)*	36,960
37,300	UnitedHealth Group, Inc.	2,198,462
2,000	Universal American Corp.	21,560
2,400	WellCare Health Plans, Inc.*	172,512
16,900	WellPoint, Inc.	1,247,220

		5,819,741

Healthcare Technology 0.1%
3,000	Allscripts Healthcare Solutions, Inc.*	49,800
1,700	Computer Programs & Systems, Inc.	96,084
6,000	MedAssets, Inc.*	78,960
400	Medidata Solutions, Inc.*	10,656
2,400	SXC Health Solutions Corp. (Canada)*	179,904

		415,404

Hotels, Restaurants & Leisure 1.1%
210	Accor SA (France)	7,498
400	AFC Enterprises, Inc.*	6,784
1,000	Ameristar Casinos, Inc.	18,630
164	Autogrill SpA (Italy)	1,731
120	Biglari Holdings, Inc.*	48,342
2,700	Bob Evans Farms, Inc.	101,844
209	Carnival PLC (United Kingdom)	6,679
700	Carrols Restaurant Group, Inc.*	10,675
900	CEC Entertainment, Inc.	34,119
2,719	Compass Group PLC (United Kingdom)	28,508

See Notes to Financial Statements.

Prudential Asset Allocation Fund	29

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
800	Cracker Barrel Old Country Store, Inc.	$44,640
676	Crown Ltd. (Australia)	6,085
600	Domino’s Pizza, Inc.	21,780
951	Echo Entertainment Group Ltd. (Australia)	4,325
200	Einstein Noah Restaurant Group, Inc.	2,984
2,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	5,524
8,600	Genting Singapore PLC (Singapore)*	11,665
426	Intercontinental Hotels Group PLC (United Kingdom)	9,901
2,800	Interval Leisure Group, Inc.	48,720
18,468	McDonald’s Corp.	1,811,711
100	McDonald’s Holdings Co. Japan Ltd. (Japan)	2,653
302	OPAP SA (Greece)	2,928
100	Oriental Land Co. Ltd. (Japan)	10,716
3,100	Panera Bread Co. (Class A Stock)*	498,852
2,300	Papa John’s International, Inc.*	86,618
2,500	Pinnacle Entertainment, Inc.*	28,775
3,300	Sands China Ltd. (Hong Kong)	12,897
2,000	Shangri-La Asia Ltd. (Hong Kong)	4,373
300	Six Flags Entertainment Corp.	14,031
2,400	SJM Holdings Ltd. (Hong Kong)	4,883
684	SKYCITY Entertainment Group Ltd. (New Zealand)	2,207
136	Sodexo (France)	11,166
997	Tabcorp Holdings Ltd. (Australia)	2,810
1,961	Tatts Group Ltd. (Australia)	5,038
668	TUI Travel PLC (United Kingdom)	2,097
240	Whitbread PLC (United Kingdom)	7,079
2,000	Wynn Macau Ltd. (Hong Kong)	5,846
10,600	Yum! Brands, Inc.	754,508

		3,689,622

Household Durables 0.5%
1,300	Blyth, Inc.	97,279
300	Casio Computer Co. Ltd. (Japan)	2,142
600	CSS Industries, Inc.	11,676
341	Electrolux AB, Ser. B (Sweden)	7,211
1,800	Harman International Industries, Inc.	84,258
2,000	Helen of Troy Ltd.*	68,020
455	Husqvarna AB (Sweden) (Class B Stock)	2,745
2,600	iRobot Corp.*	70,876
700	La-Z-Boy, Inc.*	10,472

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Durables (cont’d.)
400	Libbey, Inc.*	$5,176
3,000	Panasonic Corp. (Japan)	27,582
50	Rinnai Corp. (Japan)	3,600
1,000	Sekisui Chemical Co. Ltd. (Japan)	8,675
800	Sekisui House Ltd. (Japan)	7,839
1,400	Sharp Corp. (Japan)	10,216
1,400	Sony Corp. (Japan)	28,822
6,100	Tupperware Brands Corp.	387,350
9,700	Whirlpool Corp.	745,542

		1,579,481

Household Products 0.7%
1,800	Colgate-Palmolive Co.	176,004
187	Henkel AG & Co. KGaA (Germany)	11,672
7,400	Kimberly-Clark Corp.	546,786
25,575	Procter & Gamble Co. (The)	1,718,896
876	Reckitt Benckiser Group PLC (United Kingdom)	49,503
200	Unicharm Corp. (Japan)	10,559

		2,513,420

Independent Power Producers & Energy Traders 0.4%
62,300	AES Corp. (The)*	814,261
306	EDP Renovaveis SA (Portugal)*	1,521
200	Electric Power Development Co. Ltd. (Japan)	5,422
2,300	Enel Green Power SpA (Italy)	4,371
700	Genie Energy Ltd. (Class B Stock)	6,769
2,272	International Power PLC (United Kingdom)	14,718
22,700	NRG Energy, Inc.*	355,709

		1,202,771

Industrial Conglomerates 1.0%
4,300	3M Co.	383,603
6	Delek Group Ltd. (Israel)	1,174
1,400	Fraser and Neave Ltd. (Singapore)	7,462
120,250	General Electric Co.	2,413,417
1,000	Hopewell Holdings Ltd. (Hong Kong)	2,743
3,000	Hutchison Whampoa Ltd. (Hong Kong)	29,979
2,000	Keppel Corp. Ltd. (Singapore)	17,485
1,389	Koninklijke Philips Electronics NV (Netherlands)	28,158
1,500	NWS Holdings Ltd. (Hong Kong)	2,295

See Notes to Financial Statements.

Prudential Asset Allocation Fund	31

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates (cont’d.)
1,121	Orkla ASA (Norway)	$8,870
4	Seaboard Corp.*	7,804
1,500	SembCorp Industries Ltd. (Singapore)	6,300
1,189	Siemens AG (Germany)	119,869
573	Smiths Group PLC (United Kingdom)	9,642
8,900	Tyco International Ltd.	500,002
57	Wendel SA (France)	4,869

		3,543,672

Insurance 1.8%
9,200	ACE Ltd.	673,440
279	Admiral Group PLC (United Kingdom)	5,297
2,498	AEGON NV (Netherlands)*	13,873
16,100	Aflac, Inc.	740,439
3,129	Ageas (Belgium)	6,877
11,000	AIA Group Ltd. (Hong Kong)	40,300
644	Allianz SE (Germany)	76,846
9,800	American Financial Group, Inc.	378,084
3,911	AMP Ltd. (Australia)	17,501
1,683	Assicurazioni Generali SpA (Italy)	26,127
11,600	Assurant, Inc.	469,800
4,258	Aviva PLC (United Kingdom)	22,577
2,458	AXA SA (France)	40,749
68	Baloise Holding AG (Switzerland)	5,476
12,800	Berkshire Hathaway, Inc. (Class B Stock)*	1,038,720
1,700	CNA Financial Corp.	49,861
239	CNP Assurances (France)	3,729
12	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	16,571
166	Delta Lloyd NV (Netherlands)	2,918
1,100	FBL Financial Group, Inc. (Class A Stock)	37,070
284	Gjensidige Forsikring ASA (Norway)	3,354
97	Hannover Rueckversicherung AG (Germany)	5,762
5,800	HCC Insurance Holdings, Inc.	180,786
2,953	Insurance Australia Group Ltd. (Australia)	10,400
800	Kansas City Life Insurance Co.	25,760
8,504	Legal & General Group PLC (United Kingdom)	17,778
14,500	Loews Corp.	578,115
1,200	Maiden Holdings Ltd.	10,800
1,129	Mapfre SA (Spain)	3,635
790	MS&AD Insurance Group Holdings (Japan)	16,216

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
268	Muenchener Rueckversicherungs AG (Germany)	$40,408
475	NKSJ Holdings, Inc. (Japan)	10,617
7,880	Old Mutual PLC (United Kingdom)	19,990
3,900	Presidential Life Corp.	44,577
4,400	Primerica, Inc.	110,924
1,290	ProAssurance Corp.	113,662
3,584	Prudential PLC (United Kingdom)	42,851
1,578	QBE Insurance Group Ltd. (Australia)	23,162
2,205	Resolution Ltd. (United Kingdom)	9,216
5,102	RSA Insurance Group PLC (United Kingdom)	8,536
598	Sampo OYJ (Finland) (Class A Stock)	17,283
230	SCOR SE (France)	6,215
200	Sony Financial Holdings, Inc. (Japan)	3,552
3,325	Standard Life PLC (United Kingdom)	12,216
200	State Auto Financial Corp.	2,922
1,737	Suncorp Group Ltd. (Australia)	15,114
42	Swiss Life Holding AG (Switzerland)	4,997
490	Swiss Re AG (Switzerland)	31,293
29,300	Symetra Financial Corp.	337,829
800	T&D Holdings, Inc. (Japan)	9,269
1,000	Tokio Marine Holdings, Inc. (Japan)	27,438
26	Tryg A/S (Denmark)	1,466
5,300	Unum Group	129,744
4,600	Validus Holdings Ltd.	142,370
54	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,382
14,600	XL Group PLC (Ireland)	316,674
209	Zurich Financial Services AG (Switzerland)	56,169

		6,059,737

Internet & Catalog Retail 0.1%
700	1-800-Flowers.com, Inc. (Class A Stock)*	2,121
8,100	Expedia, Inc.(a)	270,864
2,800	HSN, Inc.	106,484
2,300	Liberty Interactive Corp., Ser. A*	43,907
100	priceline.com, Inc.*	71,750
11	Rakuten, Inc. (Japan)	11,522

		506,648

Internet Software & Services 0.7%
100	Dena Co. Ltd. (Japan)	2,770

See Notes to Financial Statements.

Prudential Asset Allocation Fund	33

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
5,100	Dice Holdings, Inc.*	$47,583
2,400	Google, Inc. (Class A Stock)*	1,538,976
100	Gree, Inc. (Japan)(a)	2,524
4,100	IAC/InterActiveCorp	201,269
6,900	Infospace, Inc.*	88,389
2,200	IntraLinks Holdings, Inc.*	11,638
1,000	j2 Global, Inc.	28,680
5,700	NIC, Inc.	69,141
900	Perficient, Inc.*	10,809
900	QuinStreet, Inc.*	9,441
181	United Internet AG (Germany)	3,411
6,700	United Online, Inc.	32,763
23	Yahoo! Japan Corp. (Japan)	7,442
16,200	Yahoo!, Inc.*(a)	246,564
1,200	Zix Corp.*	3,492

		2,304,892

IT Services 2.1%
12,800	Accenture PLC (Ireland) (Class A Stock)	825,600
388	Amadeus IT Holding SA (Spain) (Class A Stock)	7,322
65	AtoS (France)	3,749
1,400	CACI International, Inc. (Class A Stock)*	87,206
214	Cap Gemini SA (France)	9,578
600	Computershare Ltd. (Australia)	5,594
900	Dynamics Research Corp.*	8,676
400	ExlService Holdings, Inc.*	10,976
4,600	Fiserv, Inc.*(a)	319,194
1,400	Heartland Payment Systems, Inc.	40,376
126	Indra Sistemas SA (Spain)	1,544
16,841	International Business Machines Corp.	3,513,875
50	ITOCHU Techno-Solutions Corp. (Japan)	2,238
500	ManTech International Corp. (Class A Stock)	17,230
400	MasterCard, Inc. (Class A Stock)	168,216
1,200	MAXIMUS, Inc.	48,804
1,000	NCI, Inc. (Class A Stock)*	6,390
100	Nomura Research Institute Ltd. (Japan)	2,480
2	NTT Data Corp. (Japan)	7,029
50	Otsuka Corp. (Japan)	4,066
10,400	SAIC, Inc.*(a)	137,280
1,900	Syntel, Inc.	106,400

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services (cont’d.)
700	TeleTech Holdings, Inc.*	$11,270
400	TNS, Inc.*	8,692
4,800	Unisys Corp.*	94,656
14,100	Visa, Inc. (Class A Stock)	1,663,800

		7,112,241

Leisure Equipment & Products 0.2%
2,400	Arctic Cat, Inc.*	102,792
300	Namco Bandai Holdings, Inc. (Japan)	4,328
500	Nikon Corp. (Japan)	15,175
6,800	Polaris Industries, Inc.(a)	490,620
50	Sankyo Co. Ltd. (Japan)	2,452
300	Sega Sammy Holdings, Inc. (Japan)	6,285
100	Shimano, Inc. (Japan)	6,023
400	Steinway Musical Instruments, Inc.*	10,000
2,000	Sturm, Ruger & Co., Inc.	98,200
200	Yamaha Corp. (Japan)	2,073

		737,948

Life Sciences Tools & Services 0.2%
700	Cambrex Corp.*	4,893
500	Charles River Laboratories International, Inc.*	18,045
900	eResearchTechnology, Inc.*	7,038
81	Lonza Group AG (Switzerland)	4,187
900	Mettler-Toledo International, Inc.*(a)	166,275
319	QIAGEN NV*	4,967
11,400	Thermo Fisher Scientific, Inc.	642,732

		848,137

Machinery 1.5%
8,900	AGCO Corp.*(a)	420,169
489	Alfa Laval AB (Sweden)	10,060
500	Amada Co. Ltd. (Japan)	3,371
500	American Railcar Industries, Inc.*	11,755
970	Atlas Copco AB (Sweden) (Class A Stock)	23,474
573	Atlas Copco AB (Sweden) (Class B Stock)	12,351
400	Cascade Corp.	20,048
800	CLARCOR, Inc.	39,272
1,000	Cosco Corp. Singapore Ltd. (Singapore)	927
1,300	Crane Co.	63,050

See Notes to Financial Statements.

Prudential Asset Allocation Fund	35

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
10,900	Cummins, Inc.	$1,308,436
15,300	Deere & Co.	1,237,770
1,200	Dover Corp.	75,528
300	FANUC Corp. (Japan)	53,208
1,200	Federal Signal Corp.*	6,672
1,093	Fiat Industrial SpA (Italy)*	11,662
269	GEA Group AG (Germany)	9,278
500	Hino Motors Ltd. (Japan)	3,612
100	Hitachi Construction Machinery Co. Ltd. (Japan)	2,212
2,000	IHI Corp. (Japan)	5,050
3,300	Illinois Tool Works, Inc.	188,496
1,080	Invensys PLC (United Kingdom)	3,438
500	Japan Steel Works Ltd. (The) (Japan)	3,425
800	John Bean Technologies Corp.	12,960
300	JTEKT Corp. (Japan)	3,592
2,000	Kawasaki Heavy Industries Ltd. (Japan)	6,113
1,400	Komatsu Ltd. (Japan)	39,901
228	Kone OYJ (Finland) (Class B Stock)	12,702
2,000	Kubota Corp. (Japan)	19,210
100	Kurita Water Industries Ltd. (Japan)	2,450
600	L.B. Foster Co. (Class A Stock)	17,106
2,300	Lincoln Electric Holdings, Inc.	104,236
600	Lindsay Corp.	39,762
150	Makita Corp. (Japan)	6,017
128	MAN SE (Germany)	17,042
1,300	Meritor, Inc.*	10,491
185	Metso OYJ (Finland)	7,908
300	Miller Industries, Inc.	5,076
4,500	Mitsubishi Heavy Industries Ltd. (Japan)	21,801
100	Mueller Industries, Inc.	4,545
690	NACCO Industries, Inc. (Class A Stock)	80,295
500	NGK Insulators Ltd. (Japan)	7,134
1,000	NSK Ltd. (Japan)	7,696
1,000	NTN Corp. (Japan)	4,229
6,600	Oshkosh Corp.*(a)	152,922
1,600	Robbins & Myers, Inc.	83,280
1,435	Sandvik AB (Sweden)	20,714
1,800	Sauer-Danfoss, Inc.	84,600
459	Scania AB (Sweden) (Class B Stock)	9,547
33	Schindler Holding AG (Switzerland)	3,944

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
68	Schindler Holding AG - Part Certification (Switzerland)	$8,181
1,000	SembCorp Marine Ltd. (Singapore)	4,200
552	SKF AB (Sweden) (Class B Stock)	13,475
100	SMC Corp. (Japan)	15,899
34	Sulzer AG (Switzerland)	4,832
500	Sumitomo Heavy Industries Ltd. (Japan)	2,779
2,450	Sun Hydraulics Corp.	64,092
150	THK Co. Ltd. (Japan)	3,050
5,100	Toro Co. (The)	362,661
200	Trimas Corp.*	4,478
164	Vallourec SA (France)	10,390
900	Valmont Industries, Inc.	105,669
1,984	Volvo AB (Sweden) (Class B Stock)	28,909
222	Wartsila OYJ (Finland)	8,373
326	Weir Group PLC (The) (United Kingdom)	9,198
4,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	4,232
219	Zardoya Otis SA (Spain)	2,836

		4,951,791

Marine
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	7,356
2	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	15,442
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)*	2,199
79	Kuehne + Nagel International AG (Switzerland)	10,686
1,500	Mitsui O.S.K. Lines Ltd. (Japan)	6,524
1,000	Neptune Orient Lines Ltd. (Singapore)	1,126
2,000	Nippon Yusen K.K. (Japan)	6,282
500	Orient Overseas International Ltd. (Hong Kong)	3,557

		53,172

Media 1.4%
30	Axel Springer AG (Germany)	1,515
1,613	British Sky Broadcasting Group PLC (United Kingdom)	17,441
5,700	Cinemark Holdings, Inc.	125,115
3,600	Comcast Corp. (Class A Stock)	108,036
250	Dentsu, Inc. (Japan)	7,962
24,300	DIRECTV (Class A Stock)*	1,198,962
132	Eutelsat Communications SA (France)	4,880
3,413	Fairfax Media Ltd. (Australia)	2,563
4,000	Global Sources Ltd.*	24,640

See Notes to Financial Statements.

Prudential Asset Allocation Fund	37

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media (cont’d.)
50	Hakuhodo DY Holdings, Inc. (Japan)	$3,141
5,818	ITV PLC (United Kingdom)	8,222
95	JCDecaux SA (France)*	2,903
2,400	Journal Communications, Inc. (Class A Stock)*	13,512
2	Jupiter Telecommunications Co. Ltd. (Japan)	2,003
128	Kabel Deutschland Holding AG (Germany)*	7,906
162	Lagardere SCA (France)	4,997
400	Liberty Media Corp. - Liberty Capital, Ser. A*	35,260
3,000	McGraw-Hill Cos., Inc. (The)	145,410
959	Mediaset SpA (Italy)	2,645
64	Modern Times Group AB (Sweden) (Class B Stock)	3,525
34,800	News Corp. (Class A Stock)	685,212
1,131	Pearson PLC (United Kingdom)	21,075
214	Publicis Groupe SA (France)	11,798
1,015	Reed Elsevier NV (Netherlands)	12,963
1,691	Reed Elsevier PLC (United Kingdom)	15,011
109	Sanoma OYJ (Finland)	1,396
434	SES SA (France)	10,769
1,300	Sinclair Broadcast Group, Inc. (Class A Stock)	14,378
2,000	Singapore Press Holdings Ltd. (Singapore)	6,237
170	Societe Television Francaise 1 (France)	2,082
30,000	Time Warner, Inc.(a)	1,132,500
200	Toho Co. Ltd. (Japan)	3,670
16,400	Viacom, Inc. (Class B Stock)	778,344
4,875	Walt Disney Co. (The)	213,427
429	Wolters Kluwer NV (Netherlands)	8,125
1,798	WPP PLC (United Kingdom)	24,574

		4,662,199

Metals & Mining 1.1%
153	Acerinox SA (Spain)	1,967
3,468	Alumina Ltd. (Australia)	4,437
1,891	Anglo American PLC (United Kingdom)	70,686
522	Antofagasta PLC (United Kingdom)	9,619
1,227	ArcelorMittal (Netherlands)	23,451
4,644	BHP Billiton Ltd. (Australia)	166,491
3,030	BHP Billiton PLC (United Kingdom)	92,446
420	Boliden AB (Sweden)	6,596
4,900	Coeur d’Alene Mines Corp.*	116,326
10,100	Commercial Metals Co.	149,682

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
500	Daido Steel Co. Ltd. (Japan)	$3,461
319	Eurasian Natural Resources Corp. PLC (United Kingdom)	3,023
1,815	Fortescue Metals Group Ltd. (Australia)	10,923
20,300	Freeport-McMoRan Copper & Gold, Inc.	772,212
240	Fresnillo PLC (United Kingdom)	6,134
1,781	Glencore International PLC (United Kingdom)	11,093
400	Haynes International, Inc.	25,340
7,000	Hecla Mining Co.	32,340
200	Hitachi Metals Ltd. (Japan)	2,484
737	Iluka Resources Ltd. (Australia)	13,581
600	JFE Holdings, Inc. (Japan)	12,889
289	Kazakhmys PLC (United Kingdom)	4,197
4,000	Kobe Steel Ltd. (Japan)	6,476
196	Lonmin PLC (United Kingdom)	3,204
1,422	Lynas Corp. Ltd. (Australia)*	1,613
100	Maruichi Steel Tube Ltd. (Japan)	2,334
1,700	Metals USA Holdings Corp.*	24,497
2,000	Mitsubishi Materials Corp. (Japan)	6,331
1,084	Newcrest Mining Ltd. (Australia)	33,327
3,000	Newmont Mining Corp.	153,810
7,000	Nippon Steel Corp. (Japan)	19,198
1,000	Nisshin Steel Co. Ltd. (Japan)	1,679
6,400	Noranda Aluminum Holding Corp.	63,808
1,285	Norsk Hydro ASA (Norway)	6,997
503	OZ Minerals Ltd. (Australia)	5,085
131	Randgold Resources Ltd. (United Kingdom)	11,252
6,800	Reliance Steel & Aluminum Co.	384,064
621	Rio Tinto Ltd. (Australia)	42,069
2,002	Rio Tinto PLC (United Kingdom)	110,347
49	Salzgitter AG (Germany)	2,686
258	Sims Metal Management Ltd. (Australia)	3,926
22,300	Southern Copper Corp.	707,133
209	SSAB AB (Sweden) (Class A Stock)	1,976
41,900	Steel Dynamics, Inc.	609,226
5,000	Sumitomo Metal Industries Ltd. (Japan)	10,088
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	14,051
551	ThyssenKrupp AG (Germany)	13,716
161	Umicore SA (Belgium)	8,869
189	Vedanta Resources PLC (United Kingdom)	3,712
149	Voestalpine AG (Austria)	5,011

See Notes to Financial Statements.

Prudential Asset Allocation Fund	39

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
2,948	Xstrata PLC (United Kingdom)	$50,359
100	Yamato Kogyo Co. Ltd. (Japan)	2,918

		3,849,140

Multiline Retail 0.6%
7,000	Dollar Tree, Inc.*	661,430
800	Gordmans Stores, Inc.*	17,576
689	Harvey Norman Holdings Ltd. (Australia)	1,435
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	7,046
700	J. Front Retailing Co. Ltd. (Japan)	3,907
6,700	Kohl’s Corp.	335,201
1,000	Lifestyle International Holdings Ltd. (Hong Kong)	2,537
2,244	Marks & Spencer Group PLC (United Kingdom)	13,603
400	Marui Group Co. Ltd. (Japan)	3,335
257	Next PLC (United Kingdom)	12,262
107	PPR (France)	18,409
400	Takashimaya Co. Ltd. (Japan)	3,320
13,600	Target Corp.	792,472

		1,872,533

Multi-Utilities 0.8%
855	A2A SpA (Italy)	686
645	AGL Energy Ltd. (Australia)	9,855
6,100	Ameren Corp.	198,738
2,800	Avista Corp.	71,624
7,504	Centrica PLC (United Kingdom)	37,976
24,500	Dominion Resources, Inc.	1,254,645
1,758	GDF SUEZ (France)	45,416
5,170	National Grid PLC (United Kingdom)	52,138
28,300	Public Service Enterprise Group, Inc.	866,263
792	RWE AG (Germany)	37,821
395	Suez Environnement Co. (France)	6,058
512	Veolia Environnement SA (France)	8,491

		2,589,711

Office Electronics 0.1%
400	Brother Industries Ltd. (Japan)	5,422
1,600	Canon, Inc. (Japan)	75,583
500	Konica Minolta Holdings, Inc. (Japan)	4,368
53	Neopost SA (France)	3,408

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Office Electronics (cont’d.)
1,000	Ricoh Co. Ltd. (Japan)	$9,726
21,800	Xerox Corp.	176,144

		274,651

Oil, Gas & Consumable Fuels 5.9%
5,200	ALON USA Energy, Inc.	47,060
1,500	Anadarko Petroleum Corp.	117,510
10,600	Apache Corp.	1,064,664
470	Apco Oil and Gas International, Inc.	32,040
4,825	BG Group PLC (United Kingdom)	111,750
27,675	BP PLC (United Kingdom)	204,752
181	Caltex Australia Ltd. (Australia)	2,604
38,392	Chevron Corp.	4,117,158
2,500	Cloud Peak Energy, Inc.*	39,825
30,300	ConocoPhillips	2,303,103
800	Contango Oil & Gas Co.*	47,128
1,000	Cosmo Oil Co. Ltd. (Japan)	2,779
800	Energy Partners Ltd.*	13,288
4,100	Energy XXI (Bermuda) Ltd.*	148,051
3,423	ENI SpA (Italy)	80,303
3,800	EOG Resources, Inc.	422,180
200	Essar Energy PLC (United Kingdom)*	497
71,154	Exxon Mobil Corp.	6,171,186
315	Galp Energia SGPS SA (Portugal) (Class B Stock)	5,184
2,600	Golar LNG Ltd. (Norway)	98,930
19,200	Hess Corp.	1,131,840
60	Idemitsu Kosan Co. Ltd. (Japan)	5,980
3	Inpex Corp. (Japan)	20,261
3,310	JX Holdings, Inc. (Japan)	20,515
262	Lundin Petroleum AB (Sweden)*	5,616
13,956	Marathon Oil Corp.	442,405
4,278	Marathon Petroleum Corp.	185,494
3,900	Murphy Oil Corp.	219,453
185	Neste Oil OYJ (Finland)	2,279
5,300	Newfield Exploration Co.*	183,804
12,900	Occidental Petroleum Corp.	1,228,467
252	OMV AG (Austria)(a)	8,957
1,520	Origin Energy Ltd. (Australia)	21,020
1,101	Repsol YPF SA (Spain)	27,621
1,600	Rex American Resources Corp.*	49,120

See Notes to Financial Statements.

Prudential Asset Allocation Fund	41

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
5,288	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	$184,682
3,881	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	136,536
1,439	Santos Ltd. (Australia)	21,226
300	Showa Shell Sekiyu K.K. (Japan)	1,914
1,590	Statoil ASA (Norway)	43,165
3,900	Stone Energy Corp.*	111,501
500	TonenGeneral Sekiyu K.K. (Japan)	4,603
3,069	Total SA (France)	156,522
1,264	Tullow Oil PLC (United Kingdom)	30,872
6,500	Vaalco Energy, Inc.*	61,425
7,700	Valero Energy Corp.	198,429
2,200	Western Refining, Inc.	41,404
2,900	Williams Cos., Inc. (The)	89,349
884	Woodside Petroleum Ltd. (Australia)	31,875
1,900	World Fuel Services Corp.	77,900

		19,774,227

Paper & Forest Products 0.1%
2,800	Buckeye Technologies, Inc.	95,116
74	Holmen AB (Sweden) (Class B Stock)	2,032
400	KapStone Paper and Packaging Corp.*	7,880
100	Nippon Paper Group, Inc. (Japan)	2,082
1,000	OJI Paper Co. Ltd. (Japan)	4,833
1,500	Schweitzer-Mauduit International, Inc.	103,590
851	Stora ENSO OYJ (Finland) (Class R Stock)	6,322
851	Svenska Cellulosa AB (Sweden) (Class B Stock)	14,741
760	UPM-Kymmene OYJ (Finland)	10,349

		246,945

Personal Products 0.2%
17,000	Avon Products, Inc.	329,120
140	Beiersdorf AG (Germany)	9,135
800	Kao Corp. (Japan)	20,993
333	L’Oreal SA (France)	41,077
2,400	Nu Skin Enterprises, Inc. (Class A Stock)	138,984
500	Shiseido Co. Ltd. (Japan)	8,627
500	USANA Health Sciences, Inc.*	18,665

		566,601

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 3.4%
28,900	Abbott Laboratories(a)	$1,771,281
600	Astellas Pharma, Inc. (Japan)	24,647
1,932	AstraZeneca PLC (United Kingdom)	85,877
1,172	Bayer AG (Germany)	82,438
33,300	Bristol-Myers Squibb Co.	1,123,875
300	Chugai Pharmaceutical Co. Ltd. (Japan)	5,531
900	Daiichi Sankyo Co. Ltd. (Japan)	16,397
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	3,179
400	Eisai Co. Ltd. (Japan)	15,900
900	Elan Corp. PLC (Ireland)*	13,174
22,700	Eli Lilly & Co.	914,129
7,282	GlaxoSmithKline PLC (United Kingdom)	162,657
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,742
500	Hi-Tech Pharmacal Co., Inc.*	17,965
2,400	Impax Laboratories, Inc.*	58,992
2,100	Jazz Pharmaceuticals PLC*	101,787
25,100	Johnson & Johnson	1,655,596
200	Kyowa Hakko Kirin Co. Ltd. (Japan)	2,223
900	Medicis Pharmaceutical Corp. (Class A Stock)	33,831
48,489	Merck & Co., Inc.	1,861,978
91	Merck KGaA (Germany)	10,071
500	Mitsubishi Tanabe Pharma Corp. (Japan)	7,013
3,374	Novartis AG (Switzerland)	186,734
614	Novo Nordisk A/S (Denmark) (Class B Stock)	85,010
4,700	Obagi Medical Products, Inc.*	62,980
100	Ono Pharmaceutical Co. Ltd. (Japan)	5,570
131	Orion OYJ (Finland) (Class B Stock)	2,589
400	Otsuka Holdings Co. Ltd. (Japan)	11,840
3,300	Par Pharmaceutical Cos., Inc.*	127,809
91,819	Pfizer, Inc.	2,080,619
500	Questcor Pharmaceuticals, Inc.*	18,810
1,016	Roche Holding AG (Switzerland)	176,818
1,657	Sanofi (France)	128,686
100	Santen Pharmaceutical Co. Ltd. (Japan)	4,271
300	Shionogi & Co. Ltd. (Japan)	4,146
789	Shire PLC (United Kingdom)	25,492
30	Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,432
1,100	Takeda Pharmaceutical Co. Ltd. (Japan)	48,441
1,339	Teva Pharmaceutical Industries Ltd. (Israel)	59,203
100	Tsumura & Co. (Japan)	2,889

See Notes to Financial Statements.

Prudential Asset Allocation Fund	43

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
119	UCB SA (Belgium)	$5,134
1,200	ViroPharma, Inc.*	36,084
7,500	Watson Pharmaceuticals, Inc.*	502,950

		11,551,790

Professional Services 0.1%
180	Adecco SA (Switzerland)	9,432
100	Barrett Business Services, Inc.	1,983
65	Bureau Veritas SA (France)	5,721
95	Campbell Brothers Ltd. (Australia)	6,616
889	Capita PLC (United Kingdom)	10,416
1,456	Experian PLC (United Kingdom)	22,695
700	Exponent, Inc.*	33,964
1,800	ICF International, Inc.*	45,666
1,000	Insperity, Inc.	30,640
222	Intertek Group PLC (United Kingdom)	8,916
700	Kforce, Inc.*	10,430
1,300	Korn/Ferry International*	21,775
3,400	Navigant Consulting, Inc.*	47,294
156	Randstad Holding NV (Netherlands)	5,886
8	SGS SA (Switzerland)	15,562

		276,996

Real Estate Investment Trusts 1.2%
1,000	AG Mortgage Investment Trust, Inc.	19,740
200	Agree Realty Corp.	4,516
1,600	American Campus Communities, Inc.	71,552
1,100	American Capital Agency Corp.	32,494
3,400	Anworth Mortgage Asset Corp.	22,372
800	Apollo Commercial Real Estate Finance, Inc.	12,520
2,000	Ascendas Real Estate Investment Trust (Singapore)	3,214
5,100	Ashford Hospitality Trust, Inc.	45,951
1,179	British Land Co. PLC (United Kingdom)	9,050
2,500	Camden Property Trust	164,375
796	Capital Shopping Centres Group PLC (United Kingdom)	4,219
3,000	CapitaMall Trust (Singapore)	4,308
1,000	CapLease, Inc.	4,030
5,500	Capstead Mortgage Corp.	72,105
4,100	Cedar Realty Trust, Inc.	20,992
2,896	CFS Retail Property Trust (Australia)	5,370

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
2,300	Chatham Lodging Trust	$29,187
57,200	Chimera Investment Corp.	161,876
2,200	Cogdell Spencer, Inc.	9,328
1,700	Colony Financial, Inc.	27,846
17,200	CommonWealth REIT	320,264
91	Corio NV (Netherlands)	4,800
4,000	Corporate Office Properties Trust	92,840
1,600	CreXus Investment Corp.	16,544
2,600	DCT Industrial Trust, Inc.	15,340
6,614	Dexus Property Group (Australia)	5,960
6,600	Dynex Capital, Inc.	63,030
3,300	First Industrial Realty Trust, Inc.*	40,755
39	Fonciere des Regions (France)(a)	3,133
6,200	Franklin Street Properties Corp.	65,720
27	Gecina SA (France)	2,821
1,900	Gladstone Commercial Corp.	32,699
10,477	Goodman Group (Australia)	7,488
2,100	Government Properties Income Trust	50,631
2,480	GPT Group (Australia)	8,015
979	Hammerson PLC (United Kingdom)	6,508
2,700	Hatteras Financial Corp.	75,330
14,500	Hospitality Properties Trust	383,815
34	ICADE (France)(a)	3,033
7,800	Inland Real Estate Corp.	69,186
6,400	Invesco Mortgage Capital, Inc.	112,960
2,400	Investors Real Estate Trust	18,456
1	Japan Prime Realty Investment Corp. (Japan)	2,874
1	Japan Real Estate Investment Corp. (Japan)	8,808
2	Japan Retail Fund Investment Corp. (Japan)	2,970
153	Klepierre (France)	5,305
1,141	Land Securities Group PLC (United Kingdom)	13,186
700	LaSalle Hotel Properties	19,698
3,000	Link REIT (The) (Hong Kong)	11,165
16,500	MFA Financial, Inc.	123,255
5,155	Mirvac Group (Australia)	6,248
1,300	Monmouth Real Estate Investment Corp. (Class A Stock)	12,662
500	National Health Investors, Inc.	24,390
1	Nippon Building Fund, Inc. (Japan)	9,496
1,600	Omega Healthcare Investors, Inc.	34,016
1,600	Pebblebrook Hotel Trust	36,128

See Notes to Financial Statements.

Prudential Asset Allocation Fund	45

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
4,700	PennyMac Mortgage Investment Trust	$87,749
600	PS Business Parks, Inc.	39,324
4,900	Public Storage	677,033
11,700	Resource Capital Corp.	63,063
1,200	RLJ Lodging Trust	22,356
5,900	Sabra Health Care REIT, Inc.	96,996
400	Saul Centers, Inc.	16,144
981	Segro PLC (United Kingdom)	3,684
2,600	Simon Property Group, Inc.	378,768
800	Sovran Self Storage, Inc.	39,864
1,200	Starwood Property Trust, Inc.	25,224
3,514	Stockland (Australia)	10,701
2,400	Summit Hotel Properties, Inc.	18,192
2,900	Sunstone Hotel Investors, Inc.*	28,246
200	Terreno Realty Corp.	2,862
130	Unibail-Rodamco SE (France)	25,999
600	Urstadt Biddle Properties, Inc. (Class A Stock)	11,844
3,166	Westfield Group (Australia)	28,958
4,335	Westfield Retail Trust (Australia)	11,585
4,100	Winthrop Realty Trust	47,519

		4,070,685

Real Estate Management & Development 0.3%
100	Aeon Mall Co. Ltd. (Japan)	2,323
3,700	CapitaLand Ltd. (Singapore)	9,183
1,000	CapitaMalls Asia Ltd. (Singapore)	1,301
2,000	Cheung Kong Holdings Ltd. (Hong Kong)	25,832
1,000	City Developments Ltd. (Singapore)	9,029
100	Daito Trust Construction Co. Ltd. (Japan)	8,977
1,000	Daiwa House Industry Co. Ltd. (Japan)	13,217
800	Forestar Group, Inc.*	12,312
2,000	Global Logistic Properties Ltd. (Singapore)*	3,500
1,000	Hang Lung Group Ltd. (Hong Kong)	6,471
3,500	Hang Lung Properties Ltd. (Hong Kong)	12,823
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	11,036
1,000	Hysan Development Co. Ltd. (Hong Kong)	4,005
2,100	IMMOFINANZ AG (Austria)	7,629
8,600	Jones Lang LaSalle, Inc.	716,466
1,000	Keppel Land Ltd. (Singapore)	2,760
1,000	Kerry Properties Ltd. (Hong Kong)	4,501

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
738	Lend Lease Group (Australia)	$5,710
2,000	Mitsubishi Estate Co. Ltd. (Japan)	35,665
1,100	Mitsui Fudosan Co. Ltd. (Japan)	21,038
5,000	New World Development Co. Ltd. (Hong Kong)	6,007
100	Nomura Real Estate Holdings, Inc. (Japan)	1,763
2	NTT Urban Development Corp. (Japan)	1,629
3,300	Sino Land Co. Ltd. (Hong Kong)	5,269
600	Sumitomo Realty & Development Co. Ltd. (Japan)	14,462
2,000	Sun Hung Kai Properties Ltd. (Hong Kong)	24,853
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	11,210
700	Swire Properties Ltd. (Hong Kong)*	1,740
1,000	Tokyu Land Corp. (Japan)	4,893
1,000	UOL Group Ltd. (Singapore)	3,771
2,000	Wharf Holdings Ltd. (Hong Kong)	10,869
1,000	Wheelock & Co. Ltd. (Hong Kong)	3,013

		1,003,257

Road & Rail 0.9%
800	Amerco, Inc.	84,408
1,406	Asciano Ltd. (Australia)	7,136
1,000	Celadon Group, Inc.	15,550
2	Central Japan Railway Co. (Japan)	16,479
3,000	ComfortDelGro Corp. Ltd. (Singapore)	3,723
33,600	CSX Corp.	723,072
300	DSV A/S (Denmark)	6,802
500	East Japan Railway Co. (Japan)	31,473
1,000	Keikyu Corp. (Japan)	8,747
500	KEIO Corp. (Japan)	3,582
500	Keisei Electric Railway Co. Ltd. (Japan)	3,866
2,500	Kintetsu Corp. (Japan)	9,514
2,000	MTR Corp. Ltd. (Hong Kong)	7,160
1,500	Nippon Express Co. Ltd. (Japan)	5,854
10,600	Norfolk Southern Corp.	697,798
700	Odakyu Electric Railway Co. Ltd. (Japan)	6,614
2,600	Old Dominion Freight Line, Inc.*	123,942
2,400	QR National Ltd. (Australia)	9,273
1,000	Tobu Railway Co. Ltd. (Japan)	5,304
1,500	Tokyu Corp. (Japan)	7,122
11,300	Union Pacific Corp.	1,214,524
300	West Japan Railway Co. (Japan)	12,051

		3,003,994

See Notes to Financial Statements.

Prudential Asset Allocation Fund	47

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 1.3%
200	Advantest Corp. (Japan)	$3,151
500	Alpha & Omega Semiconductor Ltd.*	4,810
2,200	Amtech Systems, Inc.*	18,326
33,200	Applied Materials, Inc.	413,008
1,929	ARM Holdings PLC (United Kingdom)	18,266
300	ASM Pacific Technology Ltd. (Hong Kong)	4,377
623	ASML Holding NV (Netherlands)	31,142
1,700	ATMI, Inc.*	39,610
300	Brooks Automation, Inc.	3,699
1,100	Cabot Microelectronics Corp.	42,768
5,000	Cirrus Logic, Inc.*	119,000
700	Cohu, Inc.	7,959
300	Cymer, Inc.*	15,000
400	DSP Group, Inc.*	2,664
11,500	Entegris, Inc.*	107,410
200	Hittite Microwave Corp.*	10,862
1,630	Infineon Technologies AG (Germany)	16,665
100,200	Intel Corp.	2,816,622
400	IXYS Corp.*	5,280
5,300	KLA-Tencor Corp.	288,426
2,000	Kulicke & Soffa Industries, Inc.*	24,860
13,200	LSI Corp.*	114,576
1,100	Monolithic Power Systems, Inc.*	21,637
900	PDF Solutions, Inc.*	7,587
11,200	PMC - Sierra, Inc.*	80,976
150	Rohm Co. Ltd. (Japan)	7,403
925	STMicroelectronics NV (France)	7,559
200	Sumco Corp. (Japan)*	2,433
3,600	Tessera Technologies, Inc.*	62,100
250	Tokyo Electron Ltd. (Japan)	14,302
1,100	Ultra Clean Holdings*	8,294

		4,320,772

Software 2.4%
34,900	CA, Inc.(a)	961,844
85	Dassault Systemes SA (France)	7,821
100	Digimarc Corp.*	2,794
2,800	Fair Isaac Corp.	122,920
1,400	Fortinet, Inc.*	38,710
18,900	Intuit, Inc.	1,136,457

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
100	Konami Corp. (Japan)	$2,834
600	Manhattan Associates, Inc.*	28,518
82,413	Microsoft Corp.	2,657,819
2,800	Monotype Imaging Holdings, Inc.*	41,720
3,500	Netscout Systems, Inc.*	71,190
74	NICE Systems Ltd. (Israel)*	2,901
150	Nintendo Co. Ltd. (Japan)	22,562
83,900	Oracle Corp.	2,446,524
100	Oracle Corp. Japan (Japan)	3,800
5,900	Parametric Technology Corp.*	164,846
1,863	Sage Group PLC (The) (United Kingdom)	8,916
1,317	SAP AG (Germany)	91,970
2,800	SeaChange International, Inc.*	21,784
3,700	SolarWinds, Inc.*	143,005
100	Square Enix Holdings Co. Ltd. (Japan)	2,100
3,700	SS&C Technologies Holdings, Inc.*	86,321
6,500	Symantec Corp.*	121,550
2,300	TeleNav, Inc.*	16,146
100	Trend Micro, Inc. (Japan)	3,072

		8,208,124

Specialty Retail 1.7%
200	America’s Car-Mart, Inc.*	8,796
3,700	Ascena Retail Group, Inc.*	163,984
3,700	Bed Bath & Beyond, Inc.*	243,349
400	Big 5 Sporting Goods Corp.	3,136
500	Body Central Corp.*	14,510
900	Destination Maternity Corp.	16,713
4,800	Express, Inc.*	119,904
100	Fast Retailing Co. Ltd. (Japan)	22,786
3,700	Finish Line, Inc. (The) (Class A Stock)	78,514
900	Genesco, Inc.*	64,485
1,473	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	53,302
25,100	Home Depot, Inc. (The)	1,262,781
306	Inditex SA (Spain)	29,311
3,268	Kingfisher PLC (United Kingdom)	16,032
600	Kirkland’s, Inc.*	9,708
22,200	Lowe’s Cos., Inc.	696,636
50	Nitori Holdings Co. Ltd. (Japan)	4,519
2,700	Penske Automotive Group, Inc.	66,501

See Notes to Financial Statements.

Prudential Asset Allocation Fund	49

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
1,200	PetSmart, Inc.(a)	$68,664
3,500	Pier 1 Imports, Inc.*	63,630
11,100	Ross Stores, Inc.	644,910
100	Sanrio Co. Ltd. (Japan)	3,902
500	Select Comfort Corp.*	16,195
1,500	Shoe Carnival, Inc.*	48,330
3,600	Stein Mart, Inc.*	23,760
500	Systemax, Inc.*	8,430
33,000	TJX Cos., Inc.	1,310,430
4,600	Ulta Salon, Cosmetics & Fragrance, Inc.	427,294
30	USS Co. Ltd. (Japan)	3,041
400	Vitamin Shoppe, Inc.*	17,684
4,100	Williams-Sonoma, Inc.	153,668
130	Yamada Denki Co. Ltd. (Japan)	8,120

		5,673,025

Textiles, Apparel & Luxury Goods 0.5%
301	Adidas AG (Germany)	23,501
637	Burberry Group PLC (United Kingdom)	15,252
700	Carter’s, Inc.*	34,839
78	Christian Dior SA (France)	11,969
740	Cie Financiere Richemont SA (Switzerland)	46,399
16,800	Coach, Inc.	1,298,304
900	Crocs, Inc.*	18,828
164	Luxottica Group SpA (Italy)	5,938
370	LVMH Moet Hennessy Louis Vuitton SA (France)	63,584
2,400	Movado Group, Inc.	58,920
500	Oxford Industries, Inc.	25,410
43	Swatch Group AG (The) (Bearer Shares) (Switzerland)	19,792
70	Swatch Group AG (The) (Registered Shares) (Switzerland)	5,626
3,700	True Religion Apparel, Inc.*	101,380
500	Unifi, Inc.*	4,830
1,000	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	3,509

		1,738,081

Thrifts & Mortgage Finance
1,000	First Defiance Financial Corp.	16,860
200	First Financial Holdings, Inc.	2,200
200	Fox Chase Bancorp, Inc.	2,600
3,700	OceanFirst Financial Corp.	52,688

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
2,100	Provident Financial Services, Inc.	$30,513
1,000	Provident New York Bancorp	8,460

		113,321

Tobacco 1.3%
59,000	Altria Group, Inc.	1,821,330
2,825	British American Tobacco PLC (United Kingdom)	142,357
1,450	Imperial Tobacco Group PLC (United Kingdom)	58,793
7	Japan Tobacco, Inc. (Japan)	39,411
3,700	Lorillard, Inc.	479,076
12,900	Philip Morris International, Inc.	1,143,069
16,800	Reynolds American, Inc.	696,192
304	Swedish Match AB (Sweden)	12,103
200	Universal Corp.	9,320

		4,401,651

Trading Companies & Distributors 0.5%
1,400	Aircastle Ltd.	17,136
2,800	Applied Industrial Technologies, Inc.	115,164
400	Beacon Roofing Supply, Inc.*	10,304
58	Brenntag AG (Germany)	7,103
440	Bunzl PLC (United Kingdom)	7,066
1,200	DXP Enterprises, Inc.*	52,188
2,500	Fastenal Co.(a)	135,250
3,600	Interline Brands, Inc.*	77,796
2,200	ITOCHU Corp. (Japan)	24,001
400	Kaman Corp.	13,580
800	Lawson Products, Inc.	12,088
2,500	Marubeni Corp. (Japan)	18,032
2,000	Mitsubishi Corp. (Japan)	46,394
2,500	Mitsui & Co. Ltd. (Japan)	40,987
5,500	MSC Industrial Direct Co., Inc. (Class A Stock)	458,040
5,181	Noble Group Ltd. (Singapore)	5,688
1,900	Sojitz Corp. (Japan)	3,397
1,600	Sumitomo Corp. (Japan)	23,119
1,300	Textainer Group Holdings Ltd.	44,070
300	Toyota Tsusho Corp. (Japan)	6,107
2,000	W.W. Grainger, Inc.	429,620
422	Wolseley PLC (United Kingdom)	16,092

		1,563,222

See Notes to Financial Statements.

Prudential Asset Allocation Fund	51

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Transportation Infrastructure
484	Abertis Infraestructuras SA (Spain)	$8,240
46	Aeroports de Paris (France)	3,776
457	Atlantia SpA (Italy)	7,588
1,056	Auckland International Airport Ltd. (New Zealand)	2,127
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,444
769	Groupe Eurotunnel SA (France)	6,679
7,000	Hutchison Port Holdings Trust (Singapore)	5,355
300	Kamigumi Co. Ltd. (Japan)	2,483
120	Koninklijke Vopak NV (Netherlands)	6,913
354	Sydney Airport (Australia)	1,052
1,843	Transurban Group (Australia)	10,691
600	Wesco Aircraft Holdings, Inc.*	9,720

		68,068

Water Utilities
1,500	American States Water Co.	54,210
1,200	American Water Works Co., Inc.	40,836
331	Severn Trent PLC (United Kingdom)	8,175
999	United Utilities Group PLC (United Kingdom)	9,611

		112,832

Wireless Telecommunication Services 0.1%
90	Cellcom Israel Ltd. (Israel)	1,140
4	KDDI Corp. (Japan)	25,903
110	Millicom International Cellular SA	12,470
41	Mobistar SA (Belgium)	2,042
21	NTT DoCoMo, Inc. (Japan)	34,861
114	Partner Communications Co. Ltd. (Israel)	879
500	Shenandoah Telecommunications Co.	5,575
1,300	Softbank Corp. (Japan)	38,433
1,000	StarHub Ltd. (Singapore)	2,466
72,449	Vodafone Group PLC (United Kingdom)	199,548

		323,317

	Total common stocks (cost $163,777,994)	207,949,703

EXCHANGE TRADED FUND 0.2%
12,800	iShares MSCI EAFE Index Fund(a) (cost $681,295)	702,720

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

	Shares	Description	Value (Note 1)

PREFERRED STOCKS 0.1%

Automobiles
	81	Bayerische Motoren Werke AG (Germany)	$4,811
	224	Porsche Automobil Holding SE (Germany)	13,220
	206	Volkswagen AG (Germany)	36,225

			54,256

Banking 0.1%
	3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)(b)	81,600
	8,000	JPMorgan Chase Capital XXVI (Capital security, fixed to floating preferred)(b)	207,120

			288,720

Household Products
	251	Henkel AG & Co. KGaA (Germany)	18,392

Media
	110	ProSiebenSat.1 Media AG (Germany)	2,827

Multi-Utilities
	61	RWE AG (Germany)	2,682

		Total preferred stocks (cost $332,394)	366,877

Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS 10.7%

Aerospace & Defense
Baa3	$95	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	98,093

Airlines 0.2%
Baa2	31	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(c)	33,520
Baa2	120	Ser. A, 7.250%, 11/10/19	134,951

See Notes to Financial Statements.

Prudential Asset Allocation Fund	53

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Baa1	$81	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	$88,281
Baa2	235	Ser. A, 5.300%, 04/15/19(a)	250,569

			507,321

Automotive 0.1%
Baa1	85	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	92,675
Baa1	55	Johnson Controls, Inc., Sr. Unsec’d. Notes, 5.500%, 01/15/16	62,034

			154,709

Banking 2.6%
A3	300	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19(a)	392,188
A2	190	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.800%, 09/19/16	195,206
A2	430	Banco Bradesco (Brazil), Sub. Notes, 8.750%, 10/24/13	468,700
Ba3	380	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)(b)	389,667
Baa1	165	Sr. Unsec’d. Notes, 5.700%, 01/24/22	174,666
Baa1	135	6.000%, 09/01/17	147,037
Baa1	95	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	95,473
Baa1	80	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	80,123
Baa2	355	Sub. Notes, 5.750%, 08/15/16(a)	369,643

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Aa3	$100	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 5.300%, 10/30/15	$110,389
Aa3	90	6.400%, 10/02/17	104,790
Aa3	220	7.250%, 02/01/18(a)	265,281
Baa1	5	Capital One Bank, Sub. Notes, 6.500%, 06/13/13	5,278
Baa3	90	Capital One Capital V, Ltd. Gtd. Notes, 10.250%, 08/15/39	92,475
Baa3	185	Capital One Capital VI, Ltd. Gtd. Notes, 8.875%, 05/15/40	186,243
A3	150	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22(a)	150,587
A3	280	6.125%, 05/15/18	313,876
A3	200	8.125%, 07/15/39	259,198
A3	65	8.500%, 05/22/19(a)	80,137
Baa1	82	Sub. Notes, 5.000%, 09/15/14	84,922
Baa1	400	5.625%, 08/27/12	406,738
Baa1	165	6.125%, 08/25/36	158,577
Baa1	280	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 06/07/12(c)	282,211
Aa3	290	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	208,268
A1	15	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	14,815
A1	270	Sr. Unsec’d. Notes, 5.250%, 07/27/21(a)	267,277
A1	140	5.450%, 11/01/12	143,190
A1	180	5.750%, 01/24/22(a)	185,173
A1	5	6.250%, 09/01/17	5,481

See Notes to Financial Statements.

Prudential Asset Allocation Fund	55

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	$10	Sub. Notes, 5.625%, 01/15/17	$10,504
A2	385	6.450%, 05/01/36	372,522
A2	52	6.750%, 10/01/37	50,808
Baa2	20	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	22,569
Baa1	300	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)(b)	328,656
Aa3	225	Sr. Unsec’d. Notes, 3.150%, 07/05/16(a)	231,944
Aa3	220	4.250%, 10/15/20	225,251
A2	200	JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA, 7.000%, 11/01/39	202,700
A1	195	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	200,279
A2	110	Morgan Stanley, Sr. Unsec’d. Notes, 5.500%, 07/28/21(a)	107,501
A2	285	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	281,699
A2	460	Sr. Unsec’d. Notes, Ser. G, MTN, 5.450%, 01/09/17	469,774
Ba1	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 07/29/49(b)	158,129
A3	130	PNC Funding Corp., Gtd. Notes, 2.700%, 09/19/16(a)	133,949
A3	65	6.700%, 06/10/19	79,083
A3	250	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	262,196
A2	20	Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2, 3.400%, 08/23/13	20,269

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	$125	USB Capital XIII Trust, Ltd. Gtd. Notes, 6.625%, 12/15/39	$126,175

			8,921,617

Brokerage
NR	345	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 5.250%, 02/06/12(e)	100,912
NR	100	6.875%, 05/02/18(e)	30,000

			130,912

Cable 0.2%
B1	125	Cablevision Systems Corp., Sr. Unsec’d. Notes, 8.625%, 09/15/17(a)	136,093
Baa1	40	Comcast Corp., Gtd. Notes, 6.450%, 03/15/37	47,873
Baa1	110	6.500%, 11/15/35	132,141
Baa1	65	6.950%, 08/15/37(a)	82,295
Baa2	45	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	47,261
Baa2	25	3.550%, 03/15/15	26,401
Baa2	200	5.150%, 03/15/42	194,837

			666,901

Capital Goods 0.2%
A2	50	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 03/15/16	57,674
		Erac USA Finance Co., Gtd. Notes, 144A, 5.800%, 10/15/12
Baa1	110	(original cost $109,915; purchased date 10/10/07)(c)(f)	112,661

See Notes to Financial Statements.

Prudential Asset Allocation Fund	57

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
		6.375%, 10/15/17
Baa1	$296	(original cost $295,482; purchased date 10/10/07)(c)(f)	$339,700
		7.000%, 10/15/37
Baa1	20	(original cost $19,827; purchased date 10/10/07)(c)(f)	22,817
A1	30	Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 09/15/41	32,355
A2	60	United Technologies Corp., Sr. Unsec’d. Notes, 6.125%, 07/15/38	75,009
Baa2	160	Xylem, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 10/01/21	170,732

			810,948

Chemicals 0.2%
Baa3	250	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 7.600%, 05/15/14	283,079
Baa3	82	9.400%, 05/15/39	126,092
Baa1	40	Ecolab, Inc., Sr. Unsec’d. Notes, 5.500%, 12/08/41	43,380
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	79,565
Baa1	35	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	38,655
Baa3	100	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	116,312

			687,083

Consumer 0.1%
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes, 6.250%, 04/15/18	342,364

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Consumer (cont’d.)
A3	$80	VF Corp., Sr. Unsec’d. Notes, 3.500%, 09/01/21	$82,097

			424,461

Electric 0.8%
Baa2	35	Arizona Public Service Co., Sr. Unsec’d. Notes, 6.250%, 08/01/16	41,018
Baa1	115	Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 6.350%, 10/01/36	141,602
A3	120	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2, 6.950%, 03/15/33	157,790
A3	65	Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 04/15/13	68,159
A1	55	Duke Energy Carolinas LLC, First Mtge. Bonds, 6.050%, 04/15/38(a)	69,552
Baa2	135	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	149,556
A3	210	ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	190,592
Baa2	30	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	32,724
Baa1	250	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.250%, 10/01/39	292,541
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.950%, 10/01/33	73,863
A3	170	Georgia Power Co., Sr. Unsec’d. Notes, Ser. B, 5.700%, 06/01/17	203,238

See Notes to Financial Statements.

Prudential Asset Allocation Fund	59

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
A3	$30	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	$32,529
Baa2	90	Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF, 5.050%, 11/15/14	97,227
Baa1	115	Midamerican Energy Holdings Co., Sr. Unsec’d. Notes, 5.950%, 05/15/37	134,304
Baa2	280	Nevada Power Co., Genl. Ref. Mtge., Ser. O, 6.500%, 05/15/18	342,733
A3	100	Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A, 4.881%, 08/15/19	109,791
A2	90	NSTAR Electric Co., Sr. Unsec’d. Notes, 4.500%, 11/15/19	98,370
A1	110	4.875%, 04/15/14	118,713
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	66,769
A2	125	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN, 5.800%, 05/01/37	154,858
Baa3	60	Southwestern Electric Power Co., Sr. Unsec’d. Notes, 3.550%, 02/15/22	58,928
Baa1	105	Xcel Energy, Inc., Sr. Unsec’d. Notes, 4.800%, 09/15/41(a)	110,233
Baa1	36	5.613%, 04/01/17	41,371

			2,786,461

Energy - Integrated 0.1%
A2	70	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 4.500%, 10/01/20	76,895
A2	145	5.250%, 11/07/13	154,949

			231,844

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other 0.3%
Baa3	$150	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17(a)	$178,232
Baa3	50	6.450%, 09/15/36	57,880
Baa3	25	6.950%, 06/15/19	30,519
B1	150	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14(a)	160,500
Baa2	140	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	146,063
Baa1	60	Phillips 66, Gtd. Notes, 144A, 2.950%, 05/01/17	60,984
Baa3	20	Transocean, Inc. (Cayman Islands), Gtd. Notes, 7.350%, 12/15/41	23,647
Baa2	115	Weatherford International Ltd. Bermuda (Bermuda), Gtd. Notes, 5.125%, 09/15/20(a)	122,345
Baa1	265	Woodside Finance Ltd. (Australia), Gtd. Notes, 144A, 5.000%, 11/15/13	278,303

			1,058,473

Foods 0.5%
A3	235	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	351,157
Baa2	177	Beam, Inc., Sr. Unsec’d. Notes, 6.375%, 06/15/14	194,653
Baa2	215	Bunge Ltd., Gtd. Notes, 5.350%, 04/15/14	228,032
Baa2	145	Bunge Ltd. Finance Corp., Gtd. Notes, 8.500%, 06/15/19	177,131

See Notes to Financial Statements.

Prudential Asset Allocation Fund	61

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
		Cargill, Inc., Sr. Unsec’d. Notes, 144A, 6.000%, 11/27/17
A2	$150	(original cost $149,288; purchased date 11/19/07)(c)(f)	$178,599
A3	60	JM Smucker Co. (The), Gtd. Notes, 3.500%, 10/15/21	60,787
Baa1	200	SABMiller Holdings, Inc., Gtd. Notes, 144A, 3.750%, 01/15/22(a)	203,472
Ba2	110	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	128,700
Ba1	150	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	170,250

			1,692,781

Healthcare & Pharmaceutical 0.5%
Baa2	200	AmerisourceBergen Corp., Gtd. Notes, 5.625%, 09/15/12	204,325
Baa1	240	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	240,967
Baa3	310	Aristotle Holding, Inc., Gtd. Notes, 144A, 2.750%, 11/21/14	318,514
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 6.450%, 09/15/37	143,445
Baa3	110	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.500%, 06/15/13	115,850
Baa1	70	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	74,774

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Baa2	$250	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 5.625%, 12/15/15	$281,601
Aa3	30	Merck & Co., Inc., Sr. Unsec’d. Notes, 5.950%, 12/01/28	37,637
Baa3	75	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 6.125%, 08/15/19(a)	84,221
A1	35	Wyeth LLC, Gtd. Notes, 5.500%, 02/01/14	38,070

			1,539,404

Healthcare Insurance 0.4%
Baa1	110	Aetna, Inc., Sr. Unsec’d. Notes, 6.625%, 06/15/36(a)	137,020
Baa2	50	Cigna Corp., Sr. Unsec’d. Notes, 5.875%, 03/15/41	55,398
Baa2	140	6.150%, 11/15/36	155,772
Baa3	540	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	584,682
A3	60	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.000%, 06/15/17	72,111
A3	100	6.500%, 06/15/37	123,118
A3	80	6.625%, 11/15/37	101,205

			1,229,306

Insurance 0.9%
Baa1	80	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	81,711
A3	15	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	15,693

See Notes to Financial Statements.

Prudential Asset Allocation Fund	63

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa1	$130	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	$132,873
Baa1	100	6.400%, 12/15/20	113,173
Baa1	155	8.250%, 08/15/18	186,064
Baa1	160	Axis Specialty Finance LLC, Gtd. Notes, 5.875%, 06/01/20	167,440
A3	210	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)(b)	216,825
Baa3	90	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN, 6.000%, 01/15/19	98,312
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.000%, 03/15/34	196,154
Ba1	40	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(b)	37,300
Baa2	110	Sr. Unsec’d. Notes, 6.300%, 10/09/37	118,151
Baa2	90	7.000%, 06/15/40	105,697
Baa2	70	8.750%, 07/01/19	88,611
A3	135	MetLife, Inc., Sr. Unsec’d. Notes, 5.700%, 06/15/35	157,030
A3	15	6.375%, 06/15/34	18,455
A3	50	6.750%, 06/01/16(a)	59,403
Aa2	110	New York Life Insurance Co., Sub. Notes, 144A, 6.750%, 11/15/39	137,814
Aa2	60	Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A, 6.063%, 03/30/40(a)	70,639
Baa1	150	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.350%, 04/01/13	155,343
Baa1	105	6.375%, 04/30/20	114,722

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
A3	$150	Pacific Life Insurance Co., Sub. Notes, 144A, 9.250%, 06/15/39	$194,270
A2	110	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(b)	114,125
Aa2	240	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	297,223
Baa3	50	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	52,917
Baa2	110	W.R. Berkley Corp., Sr. Unsec’d. Notes, 5.600%, 05/15/15	117,169
Baa2	90	Sr. Unsub. Notes, 6.150%, 08/15/19	96,717
Baa2	15	XL Group PLC (Ireland), Sr. Unsec’d. Notes, 5.250%, 09/15/14	15,890

			3,159,721

Lodging 0.3%
Baa3	300	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.250%, 02/15/13	312,000
Baa3	500	6.750%, 05/15/18(a)	580,000

			892,000

Media & Entertainment 0.3%
Baa2	135	NBC Universal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21(a)	144,605
Baa1	100	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	111,778
Baa1	70	6.150%, 02/15/41	80,188
Baa1	125	7.625%, 11/30/28	144,133

See Notes to Financial Statements.

Prudential Asset Allocation Fund	65

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa2	$25	Time Warner, Inc., Gtd. Notes, 6.200%, 03/15/40	$28,328
Baa2	30	6.250%, 03/29/41	34,280
Baa2	160	7.250%, 10/15/17	197,425
Baa2	20	7.625%, 04/15/31	25,607
Baa2	100	9.150%, 02/01/23	136,197
Baa1	105	Viacom, Inc., Sr. Unsec’d. Notes, 6.750%, 10/05/37	130,913

			1,033,454

Metals 0.4%
Baa3	385	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 5.375%, 06/01/13	399,577
Baa3	15	6.125%, 06/01/18(a)	15,761
Baa3	70	6.250%, 02/25/22	70,777
Baa3	140	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 3.550%, 03/01/22	134,459
Ba1	190	Peabody Energy Corp., Gtd. Notes, 144A, 6.000%, 11/15/18(a)	186,200
A-(d)	70	Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes, 4.500%, 05/15/13	72,963
A-(d)	115	5.000%, 06/01/15	127,346
Baa2	95	Southern Copper Corp., Sr. Unsec’d. Notes, 7.500%, 07/27/35	111,379
Baa2	85	Teck Resources Ltd. (Canada), Gtd. Notes, 5.200%, 03/01/42(a)	80,641
Baa2	150	Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A, 2.850%, 11/10/14	152,724

			1,351,827

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non Captive Finance 0.5%
Aa2	$600	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(g)	$700,656
Aa2	170	6.875%, 01/10/39(a)	209,940
Aa3	100	Sub. Notes, 5.300%, 02/11/21(a)	108,303
B1	400	International Lease Finance Corp., Sr. Unsec’d. Notes, MTN, 6.375%, 03/25/13(a)	411,000
Ba1	130	SLM Corp., Sr. Unsec’d. Notes, MTN, 8.000%, 03/25/20	140,400
Ba1	180	8.450%, 06/15/18(a)	200,700

			1,770,999

Packaging
B1	75	Sealed Air Corp., Gtd. Notes, 144A, 6.875%, 07/15/33	71,625

Paper 0.2%
		Georgia-Pacific LLC, Gtd. Notes, 144A, 5.400%, 11/01/20
Baa3	40	(original cost $39,765; purchased date 10/27/10)(c)(f)	44,651
Baa3	30	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	32,564
Baa3	175	7.300%, 11/15/39	213,054
Baa3	85	7.500%, 08/15/21(a)	107,143
Ba1	95	Rock-Tenn Co., Unsec’d. Notes, 144A, 4.900%, 03/01/22	94,861

			492,273

Pipelines & Other 0.3%
Baa2	90	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.250%, 02/01/37	103,180

See Notes to Financial Statements.

Prudential Asset Allocation Fund	67

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Baa3	$90	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	$91,690
Baa3	50	5.200%, 02/01/22	52,308
Baa3	55	NiSource Finance Corp., Gtd. Notes, 5.250%, 09/15/17	61,111
Baa3	70	5.450%, 09/15/20	77,382
Baa1	15	Sempra Energy, Sr. Unsec’d. Notes, 6.000%, 02/01/13	15,654
Baa2	500	Spectra Energy Capital LLC, Gtd. Notes, 6.200%, 04/15/18	583,996
Baa2	45	6.250%, 02/15/13	46,996

			1,032,317

Railroads 0.1%
A3	135	Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes, 6.700%, 08/01/28	162,079
Baa3	170	CSX Corp., Sr. Unsec’d. Notes, 6.150%, 05/01/37	197,408
Baa1	105	Norfolk Southern Corp., Sr. Unsec’d. Notes, 5.590%, 05/17/25	123,462
Baa1	4	7.800%, 05/15/27	5,534

			488,483

Real Estate Investment Trusts 0.4%
Baa3	74	Brandywine Operating Partnership, Gtd. Notes, 5.750%, 04/01/12	74,005
Baa2	100	HCP, Inc., Sr. Unsec’d. Notes, 2.700%, 02/01/14	101,395

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Baa2	$115	Mack-Cali Realty Corp., Sr. Unsec’d. Notes, 7.750%, 08/15/19	$138,855
Baa3	90	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	90,561
Baa3	135	6.300%, 06/01/13	141,088
Baa2	11	ProLogis LP, Gtd. Notes, 6.875%, 03/15/20	12,636
A3	30	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	30,718
A3	30	3.375%, 03/15/22(a)	28,932
A3	530	6.125%, 05/30/18	624,000

			1,242,190

Retailers 0.1%
Baa2	110	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41	123,987
A3	60	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 6.500%, 03/15/29	73,371
Baa3	45	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22(a)	45,131

			242,489

Technology 0.3%
Baa3	60	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15(a)	61,772
Baa2	70	Fiserv, Inc., Gtd. Notes, 3.125%, 06/15/16	71,529
Baa3	110	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	124,300

See Notes to Financial Statements.

Prudential Asset Allocation Fund	69

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Ba1	$125	STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A, 7.500%, 08/12/15	$134,063
Baa2	445	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	472,648

			864,312

Telecommunications 0.4%
A2	100	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	116,132
A2	33	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	35,089
A2	180	5.550%, 08/15/41(a)	199,516
A2	215	6.550%, 02/15/39(a)	261,646
Baa2	50	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.625%, 12/15/30	73,566
		Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16
Baa3	75	(original cost $84,771; purchased date 05/04/11 - 05/11/11)(c)(f)	84,466
		7.995%, 06/01/36
Baa3	200	(original cost $199,986; purchased date 05/12/06)(c)(f)	202,153
Baa2	90	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 5.250%, 11/15/13	92,475
Baa2	40	7.175%, 06/18/19	42,600
Baa2	140	7.200%, 07/18/36	135,800
A3	40	Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 5.500%, 11/15/19	45,311
Baa2	40	U.S. Cellular Corp., Sr. Unsec’d. Notes, 6.700%, 12/15/33	38,913

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Ba3	$100	Windstream Corp., Gtd. Notes, 8.125%, 08/01/13	$106,500

			1,434,167

Tobacco 0.3%
Baa1	235	Altria Group, Inc., Gtd. Notes, 9.700%, 11/10/18	319,324
Baa1	160	10.200%, 02/06/39	248,067
Baa2	50	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19	62,080
Baa3	220	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	262,077
Baa3	35	7.250%, 06/15/37	40,831

			932,379

		Total corporate bonds (cost $33,175,767)	35,948,550

ASSET BACKED SECURITIES 1.2%

Non-Residential Mortgage Backed Securities 0.8%
Aaa	492	Aimco CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.811%, 10/20/19(b)	469,036
Aaa	300	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 2.094%, 10/17/21(b)	299,272
Aaa	238	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.819%, 01/26/20(b)	229,801
Baa2	300	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 0.642%, 02/20/15(b)	299,228

See Notes to Financial Statements.

Prudential Asset Allocation Fund	71

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Baa2	$265	Fuel Trust, Sec’d. Notes, 144A, 4.207%, 04/15/16	$271,963
Aaa	243	Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.723%, 08/21/20(b)	235,818
Aaa	81	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.814%, 12/15/16(b)	79,807
Aaa	250	Landmark CDO Ltd. (Cayman Islands), Ser. 2007-9A, Class A1, 0.782%, 04/15/21(b)	241,236
Aaa	500	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.797%, 11/01/18(b)	483,631

			2,609,792

Residential Mortgage Backed Securities 0.4%
B2	80	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 1.892%, 03/25/33(b)	47,473
Baa1	520	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1, 0.992%, 03/25/34(b)	401,005
B3	60	Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3, 5.120%, 07/25/35	50,148
Baa1	136	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 07/25/34	106,833
Aa1	61	HFC Home Equity Loan Asset Backed Certificates, Ser. 2005-2, Class M2, 0.732%, 01/20/35(b)	54,677
Baa2	482	Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1, 1.292%, 12/25/33(b)	417,386
Caa3	139	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.142%, 07/25/32(b)	98,490

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
B2	$128	Ser. 2002-NC4, Class M1, 1.517%, 09/25/32(b)	$98,644
B2	31	Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1, 4.710%, 03/25/34(b)	15,258
Ba3	218	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 1.007%, 02/25/34(b)	164,420
Ca	300	Ser. 2006-FR3, Class A3, 0.492%, 05/25/36(b)	99,392

			1,553,726

		Total asset backed securities (cost $4,511,637)	4,163,518

COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
Caa2	510	Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.000%, 01/25/36	372,385
B2	96	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 2.989%, 02/25/35(b)	84,090
Caa1	100	Ser. 2005-B, Class 2A1, 2.972%, 03/25/35(b)	85,082
Ba2	319	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 2.794%, 02/25/37(b)	304,269
Ba3	128	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	130,642
B1	206	JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.778%, 07/25/35(b)	194,726
AAA(d)	11	Mastr Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.000%, 12/25/33	11,687
Baa1	153	Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	156,965

See Notes to Financial Statements.

Prudential Asset Allocation Fund	73

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Baa1	$136	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.722%, 02/25/34(b)	$129,477
CCC(d)	65	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A, 5.000%, 03/25/20	59,105

		Total collateralized mortgage obligations (cost $1,724,290)	1,528,428

COMMERCIAL MORTGAGE BACKED SECURITIES 4.8%
Aaa	19	Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A3, 4.050%, 11/10/38	19,749
Aaa	560	Ser. 2004-2, Class A4, 4.153%, 11/10/38	579,925
Aaa	500	Ser. 2006-4, Class A3A, 5.600%, 07/10/46	508,713
Aaa	38	Ser. 2007-1, Class A2, 5.381%, 01/15/49	38,081
Aaa	600	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3, 5.369%, 10/10/45	641,358
AAA(d)	2,375	Bear Stearns Commercial Mortgage Securities, Ser. 2004-T16, Class X2, I/O, 0.951%, 02/13/46(b)	11,580
Aaa	687	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	736,783
AAA(d)	598	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, I/O, 1.668%, 09/15/30(b)	23,327
Aaa	14	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	13,932
AAA(d)	1,200	Ser. 2005-C5, Class A4, 5.100%, 08/15/38(b)	1,324,964
Aaa	750	Ser. 2005-C6, Class A4, 5.230%, 12/15/40(b)	827,292

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(d)	$800	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.419%, 02/15/39(b)	$895,642
AAA(d)	500	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.816%, 05/15/46(b)	535,489
Aaa	335	DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2, 3.642%, 08/10/44	358,108
NR	1,200	FHLMC Multifamily Structured Pass Through Certificates, Ser. K501, Class X1A, I/O, 1.758%, 08/25/16(b)	70,062
AAA(d)	645	GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5, 4.697%, 05/10/43	694,899
Aaa	375	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	379,454
Aaa	500	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 09/12/37	547,779
Aaa	382	Ser. 2005-CB13, Class ASB, 5.285%, 01/12/43(b)	401,938
Aa2	100	Ser. 2005-LDP2, Class AM, 4.780%, 07/15/42	105,518
Aaa	66	Ser. 2005-LDP2, Class A3, 4.697%, 07/15/42	66,614
Aaa	611	Ser. 2006-CB16, Class ASB, 5.523%, 05/12/45	657,917
Aaa	17,697	Ser. 2006-LDP6, Class X2, I/O, 0.224%, 04/15/43(b)	17,661
Aaa	173	LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3, 4.647%, 07/15/30	173,447
AAA(d)	141	Ser. 2006-C1, Class A2, 5.084%, 02/15/31	142,484
Aaa	4	Ser. 2006-C3, Class A2, 5.532%, 03/15/32	3,778
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	415,554

See Notes to Financial Statements.

Prudential Asset Allocation Fund	75

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.095%, 06/12/46(b)	$546,755
Aaa	311	Ser. 2007-6, Class A2, 5.331%, 03/12/51	311,120
Aaa	1,500	Ser. 2007-7, Class ASB, 5.742%, 06/12/50(b)	1,572,030
Aaa	500	Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4, 5.418%, 03/12/44(b)	555,827
AAA(d)	700	Ser. 2006-IQ11, Class A4, 5.731%, 10/15/42(b)	786,794
Aaa	200	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	209,235
Aaa	999	Ser. 2007-HQ11, Class AAB, 5.444%, 02/12/44	1,052,900
AAA(d)	260	Ser. 2007-T27, Class AAB, 5.640%, 06/11/42(b)	274,963
Aa1	135	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(b)	145,118
Aaa	150	Ser. 2006-C25, Class A4, 5.737%, 05/15/43(b)	169,267
Aaa	280	Ser. 2007-C33, Class A2, 5.854%, 02/15/51(b)	281,192

		Total commercial mortgage backed securities (cost $15,094,155)	16,097,249

FOREIGN AGENCIES 0.7%
Aaa	1,220	Commonwealth Bank of Australia (Australia), Gov’t . Gtd. Notes, 144A, 2.700%, 11/25/14	1,276,884
A1	100	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 5.125%, 06/29/20	107,183
A1	120	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 6.250%, 06/17/14	129,909
Aaa	115	Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes, 2.375%, 08/25/21	112,403

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

FOREIGN AGENCIES (Continued)
A3	$250	Petrobras International Finance Co. (Cayman Islands), Gtd. Notes, 5.375%, 01/27/21	$269,185
Baa1	460	RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.299%, 05/15/17	487,600

		Total foreign agencies (cost $2,280,026)	2,383,164

MORTGAGE BACKED SECURITIES 11.0%
	500	Federal Home Loan Mortgage Corp., 3.000%, TBA 15 YR(h)	515,547
	1,743	4.000%, 06/01/26 - 11/01/39	1,837,795
	1,218	4.500%, 10/01/39	1,292,162
	2,500	4.500%, TBA 30 YR(h)	2,650,781
	820	5.000%, 07/01/18 - 05/01/34	888,371
	1,500	5.000%, TBA 30 YR(h)	1,614,785
	202	5.236%, 12/01/35(b)	215,377
	1,223	5.500%, 12/01/33 - 10/01/37	1,337,649
	256	6.000%, 01/01/34	286,536
	97	7.000%, 10/01/31 - 05/01/32	111,914
	1,000	Federal National Mortgage Association, 3.000%, TBA 15 YR(h)	1,032,500
	461	3.500%, 06/01/39	473,504
	1,250	3.500%, TBA 15 YR(h)	1,310,938
	1,000	4.000%, TBA 30 YR(h)	1,046,250
	2,035	4.500%, 07/01/19 - 09/01/39	2,169,733
	1,077	5.000%, 10/01/18 - 02/01/36	1,165,795
	1,723	5.500%, 12/01/16 - 07/01/34	1,893,519
	354	5.545%, 07/01/37(b)	377,032
	2,308	6.000%, 09/01/17 - 08/01/38	2,572,361
	2,292	6.500%, 05/01/13 - 10/01/37	2,586,671
	54	7.000%, 06/01/32	62,265
	4	7.500%, 09/01/30	5,047
	8	8.000%, 12/01/23	9,593
	8	8.500%, 02/01/28	10,275
	1,000	Government National Mortgage Association, 3.500%, TBA 30 YR(h)	1,042,031
	1,000	4.000%, TBA 30 YR(h)	1,070,156
	500	4.000%, TBA 30 YR	536,406

See Notes to Financial Statements.

Prudential Asset Allocation Fund	77

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MORTGAGE BACKED SECURITIES (Continued)
	$3,250	4.500%, TBA 30 YR(h)	$3,534,883
	1,500	5.000%, TBA 30 YR(h)	1,653,281
	1,759	5.500%, 07/15/33 - 02/15/36	1,983,194
	1,000	6.000%, TBA 30 YR(h)	1,127,031
	388	6.500%, 09/15/23 - 08/15/32	447,091
	84	7.000%, 06/15/24 - 05/15/31	98,133
	9	7.500%, 04/15/29 - 05/15/31	9,294
	82	8.000%, 08/15/22 - 06/15/25	94,803

		Total mortgage backed securities (cost $35,569,585)	37,062,703

MUNICIPAL BONDS 0.6%
Aa3	220	Bay Area Toll Auth. Toll Brdg. Rev., Build America Bonds, 6.263%, 04/01/49	283,219
A1	160	Chicago O’Hare Int’l. Arpt., Build America Bonds, 6.395%, 01/01/40	195,504
Aa2	160	Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Build America Bonds, 6.731%, 07/01/43	188,144
A3	165	New Jersey State Tpk. Auth. Rev., Tax. Issuer Subs., Ser. F, Build America Bonds, 7.414%, 01/01/40	235,341
Aa1	190	New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, Build America Bonds, 5.767%, 08/01/36	224,818
Aa1	65	Ohio State University Gen. Rcpts., Build America Bonds, 4.910%, 06/01/40	72,278
Aaa	45	Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld Fd. B-2 Wtr. Quality, Build America Bonds, 4.879%, 12/01/34	48,373
Aa2	70	Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, Build America Bonds, 5.834%, 11/15/34	84,742
Aa3	80	Pennsylvania State Turnpike Commission Rev., Ser. B, Build America Bonds, 5.511%, 12/01/45	88,440
A1	210	State of California, GO, Build America Bonds, 7.300%, 10/01/39	262,920

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)
A1	$90	State of California, GO, Tax. Var. Purp., Build America Bonds, 7.500%, 04/01/34	$114,026
A1	40	7.550%, 04/01/39	51,396
Aaa	50	Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, Build America Bonds, 5.028%, 04/01/26	59,750

		Total municipal bonds (cost $1,570,538)	1,908,951

SOVEREIGN BONDS 0.1%
Baa1	118	Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN, 4.750%, 03/08/44(a)	115,640
Baa1	400	Russian Foreign Bond - Eurobond (Russia), Unsec’d. Notes, 144A, 3.250%, 04/04/17	403,032

		Total sovereign bonds (cost $514,928)	518,672

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
	135	Federal Home Loan Banks, 5.500%, 07/15/36	169,365
	225	Federal Home Loan Mortgage Corp., 1.250%, 05/12/17	224,696
	330	Resolution Funding Corp. Interest Strip, 1.790%, 04/15/18(i)	297,318

		Total U.S. government agency obligations (cost $637,622)	691,379

U.S. GOVERNMENT TREASURY SECURITIES 4.1%
	590	U.S. Treasury Bonds, 3.125%, 11/15/41	565,939
	125	4.375%, 05/15/41	150,274
	1,045	4.750%, 02/15/41	1,331,885
	120	6.250%, 08/15/23	166,200
	2,055	U.S. Treasury Notes, 1.500%, 03/31/19	2,039,427
	860	1.875%, 09/30/17	890,570
	150	2.000%, 02/15/22(a)	147,117
	805	4.250%, 11/15/17	937,007
	305	4.750%, 08/15/17	362,188

See Notes to Financial Statements.

Prudential Asset Allocation Fund	79

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT TREASURY SECURITIES (Continued)
$3,665	U.S. Treasury Strip Coupon, 2.830%, 05/15/24(i)	$2,606,511
1,880	2.870%, 08/15/24(i)	1,321,210
500	2.940%, 02/15/25(i)	342,718
885	3.160%, 11/15/23(i)	644,564
1,600	3.580%, 05/15/25(i)	1,083,766
790	3.880%, 08/15/26(i)	504,318
1,080	U.S. Treasury Strip Principal, 3.940%, 08/15/27(j)	669,206

	Total U.S. government treasury securities (cost $12,729,936)	13,762,900

	Total long-term investments (cost $272,600,167)	323,084,814

SHORT-TERM INVESTMENTS 15.1%

U.S. Government Treasury Security 0.1%
420	U.S. Treasury Bills 0.044%, 06/28/12(g)(k) (cost $419,955)	419,929

Shares
AFFILIATED MUTUAL FUNDS 15.0%
2,254,197	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(l) (cost $21,927,790)	20,175,064
30,315,833	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(l)(m) (cost $30,315,833; includes $17,571,976 of cash collateral received for securities on loan)	30,315,833

	Total affiliated mutual funds (cost $52,243,623)	50,490,897

	Total short-term investments (cost $52,663,578)	50,910,826

	Total Investments 110.9% (cost $325,263,745; Note 5)	373,995,640
	Liabilities in excess of other assets(n) (10.9%)	(36,716,661)

	Net Assets 100.0%	$337,278,979

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Association

GO—General Obligation

HFC—Housing Finance Corp.

I/O—Interest Only

LLC—Limited Liability Corp.

LP—Limited Partnership

MTN—Medium Term Note

NR—Not Rated

REIT—Real Estate Investment Trust

SA—Special Assessment

Strip—Separate trading of registered interest and principal of securities

TBA—To Be Announced

*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,175,783; cash collateral of $17,571,976 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard and Poor’s Rating.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security, the aggregate original cost of such securities is $899,034. The aggregate value of $985,047 is approximately 0.3% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Principal amount of $15,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(i)	The rate shown is the effective yield at March 31, 2012.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at March 31, 2012.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	81

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation
	Long Positions:
35	2 Year U.S. Treasury Notes	Jun. 2012	$7,703,324	$7,704,922	$1,598
69	5 Year U.S. Treasury Notes	Jun. 2012	8,424,905	8,455,195	30,290
30	10 Year U.S. Treasury Notes	Jun. 2012	3,855,490	3,884,531	29,041
10	EMINI MSCI EAFE	Jun. 2012	767,860	770,800	2,940
74	S & P EMINI	Jun. 2012	5,057,878	5,191,840	133,962

					197,831

	Short Positions:
26	U.S. Long Bond	Jun. 2012	3,687,937	3,581,500	106,437
9	U.S. Ultra Bond	Jun. 2012	1,395,034	1,358,719	36,315

					142,752

					$340,583

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
$245	09/14/16	1.206%	3 month LIBOR(a)	$(925)	$—	$(925)	Deutsche Bank AG
320	01/09/17	1.237%	3 month LIBOR(a)	(824)	—	(824)	Barclays Bank PLC
1,020	11/15/18	1.531%	3 month LIBOR(a)	10,181	—	10,181	Citibank NA
1,005	11/15/18	1.700%	3 month LIBOR(a)	(769)	—	(769)	Morgan Stanley Capital Services, Inc.
1,005	11/15/18	1.712%	3 month LIBOR(a)	(1,520)	—	(1,520)	Citibank NA
750	07/20/21	3.035%	3 month LIBOR(b)	58,890	—	58,890	Citibank NA
690	11/23/21	2.148%	3 month LIBOR(a)	334	—	334	Citibank NA
170	01/30/22	2.082%	3 month LIBOR(a)	2,301	—	2,301	Citibank NA
360	02/07/22	2.056%	3 month LIBOR(a)	5,922	—	5,922	Citibank NA
405	02/10/22	2.097%	3 month LIBOR(a)	5,230	—	5,230	Morgan Stanley Capital Services, Inc.

				$78,820	$—	$78,820

See Notes to Financial Statements.

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LIBOR—London	Interbank Offered Rate
(a)	The Series pays the fixed rate and receives the floating rate.
(b)	The Series pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$240	$1,818	$—	$1,818	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	300	608	—	608	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	500	1,745	—	1,745	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.130%	500	(462)	—	(462)	Merrill Lynch Capital Services, Inc.
Starwood Hotel & Resorts Worldwide, Inc.	06/20/18	1.450%	500	(5,612)	—	(5,612)	Merrill Lynch Capital Services, Inc.
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050%	300	(38,797)	—	(38,797)	Deutsche Bank AG

				$(40,700)	$—	$(40,700)

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	83

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$207,949,703	$—	$—
Exchange Traded Fund	702,720	—	—
Preferred Stocks	366,877	—	—
Corporate Bonds	—	35,948,550	—
Asset Backed Securities	—	4,163,518	—
Collateralized Mortgage Obligations	—	1,528,428	—
Commercial Mortgage Backed Securities	—	16,027,187	70,062
Foreign Agencies	—	2,383,164	—
Mortgage Backed Securities	—	37,062,703	—
Municipal Bonds	—	1,908,951	—
Sovereign Bonds	—	518,672	—
U.S. Government Agency Obligations	—	691,379	—
U.S. Government Treasury Securities	—	14,182,829	—
Affiliated Mutual Funds	50,490,897	—	—
Other Financial Instruments*
Futures	340,583	—	—
Interest Rate Swaps	—	78,820	—
Credit Default Swaps	—	(40,700)	—

Total	$259,850,780	$114,453,501	$70,062

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 was as follows:

Affiliated Mutual Funds (including 5.2% of collateral received for securities on loan)	15.0%
Mortgage Backed Securities	11.0
Oil, Gas & Consumable Fuels	5.9
Commercial Mortgage Backed Securities	4.8
U.S. Government Treasury Securities	4.2
Computers & Peripherals	3.4
Pharmaceuticals	3.4
Banking	2.7
Commercial Banks	2.7
Insurance	2.7
Software	2.4
IT Services	2.1
Communications Equipment	1.7
Healthcare Providers & Services	1.7
Specialty Retail	1.7
Real Estate Investment Trusts	1.6
Tobacco	1.6
Capital Markets	1.5
Diversified Financial Services	1.5
Machinery	1.5
Food & Staples Retailing	1.4
Media	1.4
Chemicals	1.3
Diversified Telecommunication Services	1.3
Semiconductors & Semiconductor Equipment	1.3
Aerospace & Defense	1.2
Beverages	1.2
Biotechnology	1.2
Energy Equipment & Services	1.1
Hotels, Restaurants & Leisure	1.1
Metals & Mining	1.1
Food Products	1.0
Industrial Conglomerates	1.0
Road & Rail	0.9
Electric	0.8
Electric Utilities	0.8
Electrical Equipment	0.8
Healthcare Equipment & Supplies	0.8
Multi-Utilities	0.8
Non-Residential Mortgage Backed Securities	0.8
Foreign Agencies	0.7
Household Products	0.7
Internet Software & Services	0.7%
Multiline Retail	0.6
Municipal Bonds	0.6
Automobiles	0.5
Consumer Finance	0.5
Foods	0.5
Healthcare & Pharmaceutical	0.5
Household Durables	0.5
Non Captive Finance	0.5
Textiles, Apparel & Luxury Goods	0.5
Trading Companies & Distributors	0.5
Air Freight & Logistics	0.4
Collateralized Mortgage Obligations	0.4
Electronic Equipment, Instruments & Components	0.4
Healthcare Insurance	0.4
Independent Power Producers & Energy Traders	0.4
Metals	0.4
Residential Mortgage Backed Securities	0.4
Telecommunications	0.4
Airlines	0.3
Distributors	0.3
Energy—Other	0.3
Lodging	0.3
Media & Entertainment	0.3
Pipelines & Other	0.3
Real Estate Management & Development	0.3
Technology	0.3
Cable	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Exchange Traded Fund	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Paper	0.2
Personal Products	0.2
U.S. Government Agency Obligations	0.2
Auto Components	0.1
Automotive	0.1
Building Products	0.1
Construction & Engineering	0.1
Consumer	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1

See Notes to Financial Statements.

Prudential Asset Allocation Fund	85

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Industry (cont’d.)
Energy—Integrated	0.1%
Gas Utilities	0.1
Healthcare Technology	0.1
Internet & Catalog Retail	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Railroads	0.1%
Retailers	0.1
Sovereign Bonds	0.1
Wireless Telecommunication Services	0.1

110.9
Liabilities in excess of other assets	(10.9)

100.0%

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$4,171		Unrealized depreciation on swap agreements	$44,871
Equity contracts	Due from broker—variation margin	136,902	*	—	—
Interest rate contracts	Unrealized appreciation on swap agreements	82,858		Unrealized depreciation on swap agreements	4,038
Interest rate contracts	Due from broker—variation margin	203,681	*	—	—

Total		$427,612			$48,909

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Rights	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$19,791	$19,791
Equity contracts	—	—	(728)	733,290	—	732,562
Interest rate contracts	42,907	(29,530)	—	(269,745)	33,986	(222,382)

Total	$42,907	$(29,530)	$(728)	$463,545	$53,777	$529,971

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Futures	Swaps	Total
Credit contracts	$—	$—	$(163,837)	$(163,837)
Equity contracts	(993)	395,888	—	394,895
Interest rate contracts	—	371,677	23,768	395,445

Total	$(993)	$767,565	$(140,069)	$626,503

For the six months ended March 31, 2012, the Series’ average volume of derivative activities is as follows:

Futures Long Position	Futures Short Position	Interest Rate Swaps	Credit Default Swaps as Buyer
(Value at Trade Date)	(Value at Trade Date)	(Notional Amount in USD (000))	(Notional Amount in USD (000))
$22,195,223	$6,214,240	$3,998	$2,673

See Notes to Financial Statements.

Prudential Asset Allocation Fund	87

Statement of Assets and Liabilities

as of March 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $17,175,783:
Unaffiliated Investments (cost $273,020,122)	$323,504,743
Affiliated Investments (cost $52,243,623)	50,490,897
Foreign currency, at value (cost $135,131)	138,142
Receivable for investments sold	18,291,467
Dividends and interest receivable	1,195,487
Receivable for Series shares sold	133,760
Unrealized appreciation on swap agreements	87,029
Due from broker—variation margin	48,084
Foreign tax reclaim receivable	24,197
Prepaid expenses	2,398

Total assets	393,916,204

Liabilities
Payable for investments purchased	37,550,869
Payable to broker for collateral for securities on loan (Note 3)	17,571,976
Payable for Series shares reacquired	754,673
Accrued expenses and other liabilities	370,041
Management fee payable	178,880
Distribution fee payable	89,491
Affiliated transfer agent fee payable	60,642
Unrealized depreciation on swap agreements	48,909
Payable to custodian	11,744

Total liabilities	56,637,225

Net Assets	$337,278,979

Net assets were comprised of:
Common stock, at par	$25,988
Paid-in capital in excess of par	329,464,804

329,490,792
Undistributed net investment income	1,040,351
Accumulated net realized loss on investment and foreign currency transactions	(42,366,911)
Net unrealized appreciation on investments and foreign currencies	49,114,747

Net assets, March 31, 2012	$337,278,979

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($266,659,521 ÷ 20,566,361 shares of common stock issued and outstanding)	$12.97
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.72

Class B
Net asset value, offering price and redemption price per share ($10,819,750 ÷ 830,909 shares of common stock issued and outstanding)	$13.02

Class C
Net asset value, offering price and redemption price per share ($10,940,613 ÷ 840,496 shares of common stock issued and outstanding)	$13.02

Class L
Net asset value, offering price and redemption price per share ($6,669,267 ÷ 512,676 shares of common stock issued and outstanding)	$13.01

Class M
Net asset value, offering price and redemption price per share ($14,522 ÷ 1,114 shares of common stock issued and outstanding)	$13.04

Class R
Net asset value, offering price and redemption price per share ($38,010 ÷ 2,930 shares of common stock issued and outstanding)	$12.97

Class X
Net asset value, offering price and redemption price per share ($778,041 ÷ 59,780 shares of common stock issued and outstanding)	$13.02

Class Z
Net asset value, offering price and redemption price per share ($41,359,255 ÷ 3,173,712 shares of common stock issued and outstanding)	$13.03

See Notes to Financial Statements.

Prudential Asset Allocation Fund	89

Statement of Operations

Six Months Ended March 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$2,268,660
Unaffiliated dividend income (net of foreign withholding taxes of $17,449)	2,226,576
Affiliated dividend income	146,562
Affiliated income from securities loaned, net	11,205

Total income	4,653,003

Expenses
Management fee	1,046,818
Distribution fee—Class A	384,276
Distribution fee—Class B	55,834
Distribution fee—Class C	52,539
Distribution fee—Class L	15,966
Distribution fee—Class M	1,098
Distribution fee—Class R	37
Distribution fee—Class X	4,025
Transfer agent’s fees and expenses (including affiliated expense of $130,900) (Note 3)	307,000
Custodian’s fees and expenses	144,000
Registration fees	55,000
Reports to shareholders	55,000
Audit fee	19,000
Legal fees and expenses	14,000
Directors’ fees	9,000
Insurance	4,000
Miscellaneous	70,353

Total expenses	2,237,946
Less: Expense waiver (Note 2)	(32,298)

Net expenses	2,205,648

Net investment income	2,447,355

Realized And Unrealized Gain (Loss) On Investment And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	$4,075,073
Foreign currency transactions	(10,013)
Financial futures transactions	463,545
Swap agreement transactions	53,777
Options written transactions	(29,530)

4,552,852

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $180,178)	41,024,903
Foreign currencies	4,312
Financial futures contracts	767,565
Short sales	(2,656)
Swap agreements	(140,069)

41,654,055

Net gain on investment and foreign currency transactions	46,206,907

Net Increase In Net Assets Resulting From Operations	$48,654,262

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,447,355	$5,034,082
Net realized gain on investment and foreign currency transactions	4,552,852	36,167,574
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	41,654,055	(29,823,453)

Net increase in net assets resulting from operations	48,654,262	11,378,203

Dividends from net investment income (Note 1)
Class A	(4,078,954)	(4,852,583)
Class B	(105,078)	(164,182)
Class C	(94,351)	(127,858)
Class L	(89,178)	(106,454)
Class M	(2,801)	(19,560)
Class R	(184)	(169)
Class X	(7,530)	(17,268)
Class Z	(670,668)	(880,277)

	(5,048,744)	(6,168,351)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,568,846	13,603,154
Net asset value of shares issued in reinvestment of dividends	4,910,362	6,016,575
Cost of shares reacquired	(25,000,085)	(132,410,666)

Net decrease in net assets from Series share transactions	(10,520,877)	(112,790,937)

Total increase (decrease)	33,084,641	(107,581,085)

Net Assets:
Beginning of period	304,194,338	411,775,423

End of period(a)	$337,278,979	$304,194,338

(a) Includes undistributed net investment income of:	$1,040,351	$3,641,740

See Notes to Financial Statements.

Prudential Asset Allocation Fund	91

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Asset Allocation Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Jennison Equity Opportunity Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Asset Allocation Fund. The financial statements of the other series are not presented herein. The Fund commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained

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from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio

Prudential Asset Allocation Fund	93

Notes to Financial Statements

(Unaudited) continued

securities held at fiscal year end. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities or foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the

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purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss)

Prudential Asset Allocation Fund	95

Notes to Financial Statements

(Unaudited) continued

on financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Series entered into financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and/or securities held in a segregated account at the custodian. The short stock rebate, when in excess of expenses is included in the Statement of Operations and represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Swap Agreements: The Series entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are

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negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at fiscal year end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Series and

Prudential Asset Allocation Fund	97

Notes to Financial Statements

(Unaudited) continued

the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Series for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of fiscal year end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2012, the Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Series held warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2012, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

Prudential Asset Allocation Fund	99

Notes to Financial Statements

(Unaudited) continued

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs. Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

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principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Company is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”) and Quantitative Management Associates LLC (QMA). The subadvisory agreement provides that PIM and QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM and QMA are obligated to keep certain books and records of the Series. PI pays for the services of PIM and QMA, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Series’ daily average net assets up to $1 billion and .60% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65% for the six months ended March 31, 2012.

PI has contractually agreed to waive up to .02% of its management fee to the extent that the Series’ annual operating expenses exceed .86% (exclusive of taxes, interest, brokerage commissions, distribution fees and non-routine expenses) of the Series’ average net assets through January 31, 2013.

Prudential Asset Allocation Fund	101

Notes to Financial Statements

(Unaudited) continued

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended March 31, 2012, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received $31,597 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2012. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2012, it received $25, $9,278, $71, and $53 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C, and Class X shareholders, respectively.

PI, PIM, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Series’ security lending agent. For the six months ended March 31, 2012, PIM has been compensated $3,347 for these services.

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The Series invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2012 were $247,415,962 and $259,839,883, respectively.

The amount of dollar rolls outstanding at March 31, 2012 was $16,598,183 (principal $15,500,000), which was 4.9% of total net assets.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$328,544,949	$53,066,687	$(7,615,996)	$45,450,691

The difference between book basis and tax basis was attributable to deferred losses on wash sales, investments in passive foreign investment companies and trust preferred securities. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies, swaps, short sales transactions and mark-to-market of receivables and payables.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2011 of approximately $44,110,000 of which $3,152,000 expires in 2017 and $40,958,000 expires in 2018. The Series utilized approximately $35,236,000 of its capital loss carryforward to offset net taxable gains realized in the year ended September 30, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Series is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment

Prudential Asset Allocation Fund	103

Notes to Financial Statements

(Unaudited) continued

losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class L shares are only exchangeable with Class L shares offered by the other Prudential Investments Funds. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares are closed to new purchases. Class M and Class X shares will automatically convert to Class A shares approximately eight and ten years, respectively, after purchase. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, each of which consists of 200 million, 125 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2012, PI owned 252 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2012:
Shares sold	267,217	$3,261,324
Shares issued in reinvestment of dividends	331,120	3,956,891
Shares reacquired	(1,692,252)	(20,598,979)

Net increase (decrease) in shares outstanding before conversion	(1,093,915)	(13,380,764)
Shares issued upon conversion from Class B, M and X	166,944	2,069,122

Net increase (decrease) in shares outstanding	(926,971)	$(11,311,642)

Year ended September 30, 2011:
Shares sold	477,965	$5,735,859
Shares issued in reinvestment of dividends	405,787	4,719,302
Shares reacquired	(3,247,643)	(39,019,327)

Net increase (decrease) in shares outstanding before conversion	(2,363,891)	(28,564,166)
Shares issued upon conversion from Class B, M and X	456,243	5,450,111
Shares reacquired upon conversion into Class Z	(68,514)	(844,791)

Net increase (decrease) in shares outstanding	(1,976,162)	$(23,958,846)

Prudential Asset Allocation Fund	105

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended March 31, 2012:
Shares sold	71,641	$883,868
Shares issued in reinvestment of dividends	8,549	102,840
Shares reacquired	(67,119)	(824,636)

Net increase (decrease) in shares outstanding before conversion	13,071	162,072
Shares reacquired upon conversion into Class A	(124,498)	(1,557,362)

Net increase (decrease) in shares outstanding	(111,427)	$(1,395,290)

Year ended September 30, 2011:
Shares sold	137,946	$1,660,892
Shares issued in reinvestment of dividends	13,820	161,696
Shares reacquired	(143,739)	(1,732,372)

Net increase (decrease) in shares outstanding before conversion	8,027	90,216
Shares reacquired upon conversion into Class A	(298,250)	(3,570,325)

Net increase (decrease) in shares outstanding	(290,223)	$(3,480,109)

Class C
Six months ended March 31, 2012:
Shares sold	43,049	$525,051
Shares issued in reinvestment of dividends	7,320	87,984
Shares reacquired	(91,813)	(1,126,791)

Net increase (decrease) in shares outstanding	(41,444)	$(513,756)

Year ended September 30, 2011:
Shares sold	86,637	$1,039,609
Shares issued in reinvestment of dividends	10,392	121,581
Shares reacquired	(196,631)	(2,375,782)

Net increase (decrease) in shares outstanding	(99,602)	$(1,214,592)

Class L
Six months ended March 31, 2012:
Shares sold	2,846	$35,723
Shares issued in reinvestment of dividends	7,034	84,399
Shares reacquired	(24,141)	(298,970)

Net increase (decrease) in shares outstanding	(14,261)	$(178,848)

Year ended September 30, 2011:
Shares sold	3,938	$47,620
Shares issued in reinvestment of dividends	8,402	98,135
Shares reacquired	(77,376)	(922,758)

Net increase (decrease) in shares outstanding	(65,036)	$(777,003)

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Class M	Shares	Amount
Six months ended March 31, 2012:
Shares issued in reinvestment of dividends	233	$2,801
Shares reacquired	(1,816)	(22,335)

Net increase (decrease) in shares outstanding before conversion	(1,583)	(19,534)
Shares reacquired upon conversion into Class A	(31,453)	(386,947)

Net increase (decrease) in shares outstanding	(33,036)	$(406,481)

Year ended September 30, 2011:
Shares sold	1,015	$12,334
Shares issued in reinvestment of dividends	1,652	19,333
Shares reacquired	(19,411)	(232,220)

Net increase (decrease) in shares outstanding before conversion	(16,744)	(200,553)
Shares reacquired upon conversion into Class A	(115,501)	(1,387,351)

Net increase (decrease) in shares outstanding	(132,245)	$(1,587,904)

Class R
Six months ended March 31, 2012:
Shares sold	1,972	$25,318
Shares issued in reinvestment of dividends	14	173
Shares reacquired	(64)	(762)

Net increase (decrease) in shares outstanding	1,922	$24,729

Year ended September 30, 2011:
Shares sold	111	$1,309
Shares issued in reinvestment of dividends	15	169
Shares reacquired	(1)	(8)

Net increase (decrease) in shares outstanding	125	$1,470

Class X
Six months ended March 31, 2012:
Shares issued in reinvestment of dividends	623	$7,489
Shares reacquired	(2,959)	(35,689)

Net increase (decrease) in shares outstanding before conversion	(2,336)	(28,200)
Shares reacquired upon conversion into Class A	(10,163)	(124,813)

Net increase (decrease) in shares outstanding	(12,499)	$(153,013)

Year ended September 30, 2011:
Shares issued in reinvestment of dividends	1,452	$16,984
Shares reacquired	(27,235)	(330,335)

Net increase (decrease) in shares outstanding before conversion	(25,783)	(313,351)
Shares reacquired upon conversion into Class A	(41,045)	(492,435)

Net increase (decrease) in shares outstanding	(66,828)	$(805,786)

Prudential Asset Allocation Fund	107

Notes to Financial Statements

Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2012:
Shares sold	390,688	$4,837,562
Shares issued in reinvestment of dividends	55,649	667,785
Shares reacquired	(171,125)	(2,091,923)

Net increase (decrease) in shares outstanding	275,212	$3,413,424

Year ended September 30, 2011:
Shares sold	428,398	$5,105,531
Shares issued in reinvestment of dividends	75,289	879,375
Shares reacquired	(7,428,559)	(87,797,864)

Net increase (decrease) in shares outstanding before conversion	(6,924,872)	(81,812,958)
Shares issued upon conversion from Class A	68,127	844,791

Net increase (decrease) in shares outstanding	(6,856,745)	$(80,968,167)

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was

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based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Asset Allocation Fund	109

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)		2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$11.31		$10.52		$11.08	$14.62		$14.17
Income (loss) from investment operations:
Net investment income	.09		.17		.17		.22	.28		.29
Net realized and unrealized gain (loss) on investment transactions	1.76		.05		.83		(.48)	(2.46)		1.25
Total from investment operations	1.85		.22		1.00		(.26)	(2.18)		1.54
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.21)		(.21)		(.30)	(.30)		(.30)
Distributions from net realized gains	-		-		-		-	(1.06)		(.79)
Total dividends and distributions	(.20)		(.21)		(.21)		(.30)	(1.36)		(1.09)
Capital Contributions (Note 6)	-		-		-	(f)	-	-		-
Net asset value, end of period	$12.97		$11.32		$11.31		$10.52	$11.08		$14.62
Total Return(b):	16.45%		1.91%		9.61%		(1.79)%	(16.22)%		11.34%

Ratios/Supplemental Data(c):
Net assets, end of period (000)	$266,659		$243,314		$265,496		$276,469	$328,706		$436,337
Average net assets (000)	$256,184		$271,396		$272,202		$259,847	$390,410		$430,168
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.35%	(e)(g)	1.32%	(e)	1.28%	(e)	1.25% (e)	1.16%	(d)(e)	1.10% (d)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)(g)	1.02%	(e)	.98%	(e)	.95% (e)	.88%	(e)	.85%
Net investment income	1.54%	(e)(g)	1.45%	(e)	1.60%	(e)	2.41% (e)	2.16%	(e)	2.00%
Portfolio turnover rate	95%	(h)	230%		185%		259%	298%		226%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Prior to January 31, 2008, the distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class A. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.37%, 1.07%, and 1.52% respectively, for the six months ended March 31, 2012, 1.34%, 1.04% and 1.43%, respectively, for the year ended September 30, 2011, 1.30%, 1.00% and 1.58%, respectively, for the year ended September 30, 2010, 1.27%, .97% and 2.39%, respectively, for the year ended September 30, 2009 and 1.18%, ..90% and 2.14%, respectively, for the year ended September 30, 2008.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.33		$11.32		$10.53		$11.04	$14.57	$14.11
Income (loss) from investment operations:
Net investment income	.05		.09		.10		.16	.18	.18
Net realized and unrealized gain (loss) on investment transactions	1.75		.05		.83		(.47)	(2.45)	1.26
Total from investment operations	1.80		.14		.93		(.31)	(2.27)	1.44
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.13)		(.14)		(.20)	(.20)	(.19)
Distributions from net realized gains	-		-		-		-	(1.06)	(.79)
Total dividends and distributions	(.11)		(.13)		(.14)		(.20)	(1.26)	(.98)
Capital Contributions (Note 6)	-		-		-	(e)	-	-	-
Net asset value, end of period	$13.02		$11.33		$11.32		$10.53	$11.04	$14.57
Total Return(b):	15.97%		1.23%		8.92%		(2.49)%	(16.86)%	10.58%

Ratios/Supplemental Data(c):
Net assets, end of period (000)	$10,820		$10,672		$13,952		$17,090	$26,977	$46,486
Average net assets (000)	$11,167		$13,268		$15,682		$18,440	$37,753	$50,122
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.05%	(d)(f)	2.02%	(d)	1.98%	(d)	1.95% (d)	1.88% (d)	1.85%
Expenses, excluding distribution and service (12b-1) fees	1.05%	(d)(f)	1.02%	(d)	.98%	(d)	.95% (d)	.88% (d)	.85%
Net investment income	.84%	(d)(f)	.75%	(d)	.91%	(d)	1.75% (d)	1.44% (d)	1.25%
Portfolio turnover rate	95%	(g)	230%		185%		259%	298%	226%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class B. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.07%, 1.07%, and .82% respectively, for the six months ended March 31, 2012, 2.04%, 1.04% and .73%, respectively, for the year ended September 30, 2011, 2.00%, 1.00% and .89% respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.73%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.42%, respectively, for the year ended September 30, 2008.

(e) Less than $.005 per share.

(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	111

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$11.32		$10.53		$11.04	$14.57	$14.11
Income (loss) from investment operations:
Net investment income	.05		.09		.10		.16	.18	.17
Net realized and unrealized gain (loss) on investment transactions	1.76		.04		.83		(.47)	(2.45)	1.27
Total from investment operations	1.81		.13		.93		(.31)	(2.27)	1.44
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.13)		(.14)		(.20)	(.20)	(.19)
Distributions from net realized gains	-		-		-		-	(1.06)	(.79)
Total dividends and distributions	(.11)		(.13)		(.14)		(.20)	(1.26)	(.98)
Capital Contributions (Note 6)	-		-		-	(e)	-	-	-
Net asset value, end of period	$13.02		$11.32		$11.32		$10.53	$11.04	$14.57
Total Return(b):	16.08%		1.15%		8.92%		(2.49)%	(16.86)%	10.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,941		$9,987		$11,111		$12,599	$16,393	$25,379
Average net assets (000)	$10,508		$11,105		$11,986		$12,415	$21,104	$19,954
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.05%	(d)(f)	2.02%	(d)	1.98%	(d)	1.95% (d)	1.88% (d)	1.85%
Expenses, excluding distribution and service (12b-1) fees	1.05%	(d)(f)	1.02%	(d)	.98%	(d)	.95% (d)	.88% (d)	.85%
Net investment income	.84%	(d)(f)	.75%	(d)	.90%	(d)	1.72% (d)	1.44% (d)	1.21%
Portfolio turnover rate	95%	(g)	230%		185%		259%	298%	226%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class C. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.07%, 1.07%, and .82% respectively, for the six months ended March 31, 2012, 2.04%, 1.04% and .73%, respectively, for the year ended September 30, 2011, 2.00%, 1.00% and .88%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.70%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.42%, respectively, for the year ended September 30, 2008.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

112	Visit our website at www.prudentialfunds.com

Class L Shares
	Six Months Ended March 31,		Year Ended September 30,						March 26, 2007(b) through September 30,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.35		$11.34		$10.54		$11.09	$14.62	$14.13
Income (loss) from investment operations:
Net investment income	.08		.15		.15		.21	.25	.12
Net realized and unrealized gain (loss) on investment transactions	1.75		.05		.84		(.49)	(2.46)	.37
Total from investment operations	1.83		.20		.99		(.28)	(2.21)	.49
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.19)		(.19)		(.27)	(.26)	-
Distributions from net realized gains	-		-		-		-	(1.06)	-
Total dividends and distributions	(.17)		(.19)		(.19)		(.27)	(1.32)	-
Capital Contributions (Note 6)	-		-		-	(g)	-	-	-
Net asset value, end of period	$13.01		$11.35		$11.34		$10.54	$11.09	$14.62
Total Return(c):	16.26%		1.71%		9.50%		(2.05)%	(16.41)%	3.47%

Ratios/Supplemental Data(d):
Net assets, end of period (000)	$6,669		$5,979		$6,712		$6,762	$8,160	$11,874
Average net assets (000)	$6,386		$6,658		$6,810		$6,392	$10,201	$11,940
Ratios to average net assets :
Expenses, including distribution and service (12b-1) fees	1.55%	(e)(f)	1.52%	(e)	1.48%	(e)	1.45% (e)	1.38% (e)	1.35%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)(f)	1.02%	(e)	.98%	(e)	.95% (e)	.88% (e)	.85%	(f)
Net investment income	1.34%	(e)(f)	1.25%	(e)	1.40%	(e)	2.21% (e)	1.94% (e)	1.62%	(f)
Portfolio turnover rate	95%	(h)	230%		185%		259%	298%	226%	(h)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class L. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.57%, 1.07%, and 1.32% respectively, for the six months ended March 31, 2012, 1.54%, 1.04% and 1.23%, respectively, for the year ended September 30, 2011, 1.50%, 1.00% and 1.38%, respectively, for the year ended September 30, 2010, 1.47%, .97% and 2.19%, respectively, for the year ended September 30, 2009 and 1.40%, .90% and 1.92%, respectively, for the year ended September 30, 2008.

(f) Annualized.

(g) Less than $.005 per share.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	113

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended March 31,		Year Ended September 30						March 26, 2007(b) through September 30,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.34		$11.32		$10.53		$11.04	$14.57	$14.12
Income (loss) from investment operations:
Net investment income	.05		.09		.10		.17	.18	.08
Net realized and unrealized gain (loss) on investment transactions	1.76		.06		.83		(.48)	(2.45)	.37
Total from investment operations	1.81		.15		.93		(.31)	(2.27)	.45
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.13)		(.14)		(.20)	(.20)	-
Distributions from net realized gains	-		-		-		-	(1.06)	-
Total dividends and distributions	(.11)		(.13)		(.14)		(.20)	(1.26)	-
Capital Contributions (Note 6)	-		-		-	(g)	-	-	-
Net asset value, end of period	$13.04		$11.34		$11.32		$10.53	$11.04	$14.57
Total Return(c):	16.05%		1.32%		8.92%		(2.49)%	(16.86)%	3.19%

Ratios/Supplemental Data(d):
Net assets, end of period (000)	$15		$387		$1,883		$3,853	$8,812	$25,279
Average net assets (000)	$220		$1,263		$2,794		$5,042	$15,838	$29,898
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.05%	(e)(f)	2.02%	(e)	1.98%	(e)	1.95% (e)	1.88% (e)	1.85%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)(f)	1.02%	(e)	.98%	(e)	.95% (e)	.88% (e)	.85%	(f)
Net investment income	.80%	(e)(f)	.73%	(e)	.91%	(e)	1.80% (e)	1.42% (e)	1.08%	(f)
Portfolio turnover rate	95%	(h)	230%		185%		259%	298%	226%	(h)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class M. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.07%, 1.07%, and .78% respectively, for the six months ended March 31, 2012, 2.04%, 1.04% and .71%, respectively, for the year ended September 30, 2011, 2.00%, 1.00% and .89%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.78%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.40%, respectively, for the year ended September 30, 2008.

(f) Annualized.

(g) Less than $.005 per share.

(h) Not annualized.

See Notes to Financial Statements.

114	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended March 31,		Year Ended September 30
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.31		$11.31		$10.52		$11.09	$14.62	$14.16
Income (loss) from investment operations:
Net investment income	.07		.15		.14		.20	.25	.25
Net realized and unrealized gain (loss) on investment transactions	1.76		.04		.84		(.50)	(2.46)	1.27
Total from investment operations	1.83		.19		.98		(.30)	(2.21)	1.52
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.19)		(.19)		(.27)	(.26)	(.27)
Distributions from net realized gains	-		-		-		-	(1.06)	(.79)
Total dividends and distributions	(.17)		(.19)		(.19)		(.27)	(1.32)	(1.06)
Capital Contributions (Note 6)	-		-		-	(f)	-	-	-
Net asset value, end of period	$12.97		$11.31		$11.31		$10.52	$11.09	$14.62
Total Return(b):	16.32%		1.63%		9.42%		(2.24)%	(16.41)%	11.13%

Ratios/Supplemental Data(c):
Net assets, end of period (000)	$38		$11		$10		$98	$893	$1,181
Average net assets (000)	$15		$11		$49		$506	$1,008	$1,105
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.55%	(e)(g)	1.52%	(e)	1.48%	(e)	1.45% (e)	1.38% (e)	1.35%
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)(g)	1.02%	(e)	.98%	(e)	.95% (e)	.88% (e)	.85%
Net investment income	1.28%	(e)(g)	1.25%	(e)	1.43%	(e)	2.25% (e)	1.94% (e)	1.76%
Portfolio turnover rate	95%	(h)	230%		185%		259%	298%	226%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class R. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.57%, 1.07%, and 1.26% respectively, for the six months ended March 31, 2012, 1.54%, 1.04% and 1.23%, respectively, for the year ended September 30, 2011, 1.50%, 1.00% and 1.41%, respectively, for the year ended September 30, 2010, 1.47%, .97% and 2.23%, respectively, for the year ended September 30, 2009 and 1.40%, .90% and 1.92%, respectively, for the year ended September 30, 2008.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	115

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended March 31,		Year Ended September 30						March 26, 2007(b) through September 30,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$11.32		$10.53		$11.04	$14.57	$14.12
Income (loss) from investment operations:
Net investment income	.05		.09		.10		.16	.18	.08
Net realized and unrealized gain (loss) on investment transactions	1.76		.04		.83		(.47)	(2.45)	.37
Total from investment operations	1.81		.13		.93		(.31)	(2.27)	.45
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.13)		(.14)		(.20)	(.20)	-
Distributions from net realized gains	-		-		-		-	(1.06)	-
Total dividends and distributions	(.11)		(.13)		(.14)		(.20)	(1.26)	-
Capital Contributions (Note 6)	-		-		-	(g)	-	-	-
Net asset value, end of period	$13.02		$11.32		$11.32		$10.53	$11.04	$14.57
Total Return(c):	16.08%		1.15%		8.92%		(2.49)%	(16.86)%	3.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$778		$818		$1,575		$2,516	$4,192	$7,157
Average net assets (000)	$805		$1,287		$1,929		$2,815	$5,838	$7,694
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.05%	(e)(f)	2.02%	(e)	1.98%	(e)	1.95% (e)	1.88% (e)	1.85%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)(f)	1.02%	(e)	.98%	(e)	.95% (e)	.88% (e)	.85%	(f)
Net investment income	.84%	(e)(f)	.74%	(e)	.91%	(e)	1.75% (e)	1.43% (e)	1.09%	(f)
Portfolio turnover rate	95%	(h)	230%		185%		259%	298%	226%	(h)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class X. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.07%, 1.07%, and .82% respectively, for the six months ended March 31, 2012, 2.04%, 1.04% and .72%, respectively, for the year ended September 30, 2011, 2.00%, 1.00% and .89%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.73%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.41%, respectively, for the year ended September 30, 2008.

(f) Annualized.

(g) Less than $.005 per share.

(h) Not annualized.

See Notes to Financial Statements.

116	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.39		$11.38		$10.58		$11.15	$14.71	$14.25
Income (loss) from investment operations:
Net investment income	.11		.20		.21		.25	.31	.32
Net realized and unrealized gain (loss) on investment transactions	1.76		.06		.83		(.48)	(2.47)	1.27
Total from investment operations	1.87		.26		1.04		(.23)	(2.16)	1.59
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.25)		(.24)		(.34)	(.34)	(.34)
Distributions from net realized gains	-		-		-		-	(1.06)	(.79)
Total dividends and distributions	(.23)		(.25)		(.24)		(.34)	(1.40)	(1.13)
Capital Contributions (Note 6)	-		-		-	(e)	-	-	-
Net asset value, end of period	$13.03		$11.39		$11.38		$10.58	$11.15	$14.71
Total Return(b):	16.61%		2.19%		9.95%		(1.47)%	(16.03)%	11.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,359		$33,026		$111,036		$102,402	$117,549	$156,599
Average net assets (000)	$36,813		$47,885		$107,157		$93,145	$140,799	$163,110
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.05%	(d)(f)	1.02%	(d)	.98%	(d)	.95% (d)	.88% (d)	.85%
Expenses, excluding distribution and service (12b-1) fees	1.05%	(d)(f)	1.02%	(d)	.98%	(d)	.95% (d)	.88% (d)	.85%
Net investment income	1.84%	(d)(f)	1.72%	(d)	1.90%	(d)	2.71% (d)	2.44% (d)	2.25%
Portfolio turnover rate	95%	(g)	230%		185%		259%	298%	226%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class Z. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.07%, 1.07%, and 1.82% respectively, for the six months ended March 31, 2012, 1.04%, 1.04% and 1.70%, respectively, for the year ended September 30, 2011, 1.00%, 1.00% and 1.88%, respectively, for the year ended September 30, 2010, .97%, .97% and 2.69%, respectively, for the year ended September 30, 2009 and .90%, .90% and 2.42%, respectively, for the year ended September 30, 2008.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	117

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUND

SHARE CLASS	A	B	C	L	M	R	X	Z
NASDAQ	PIBAX	PBFBX	PABCX	N/A	DAAMX	PALRX	N/A	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E586	74437E578	74437E636	74437E560	74437E859

MF185E2    0224671-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SEMIANNUAL REPORT • MARCH 31, 2012

Fund Type

Multi-Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Jennison Equity Opportunity Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Opportunity Fund

Prudential Jennison Equity Opportunity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class R, 1.60%; Class Z, 0.85%. Net operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class R, 1.35%; Class Z, 0.85%, after contractual reduction through 1/31/2013.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	26.81%	4.90%	11.48%	63.84%	—
Class B	26.47	4.24	7.63	52.48	—
Class C	26.47	4.24	7.63	52.48	—
Class R	26.76	4.72	10.32	N/A	42.90% (12/17/04)
Class Z	27.06	5.23	13.14	68.46	—
S&P 500 Index	25.86	8.51	10.48	49.69	—
Lipper Customized Blend Funds Average	25.06	2.58	4.93	62.65	—
Lipper Multi-Cap Core Funds Average	24.67	2.95	6.73	58.59	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		–0.87%	1.05%	4.47%	—
Class B		–0.76	1.32	4.31	—
Class C		3.24	1.48	4.31	—
Class R		4.72	1.98	N/A	5.02% (12/17/04)
Class Z		5.23	2.50	5.35	—
S&P 500 Index		8.51	2.01	4.12	—
Lipper Customized Blend Funds Average		2.58	0.79	4.76	—
Lipper Multi-Cap Core Funds Average		2.95	1.21	4.56	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares do not pay a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% on sales made within 12 months of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to sales charges, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to sales charges or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 35.05% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 4.23% for Class R.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 33.58% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 3.98% for Class R.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average (Lipper Average) is a 50/50 blend of the Lipper Multi-Cap Value Funds and Lipper Multi-Cap Blend Funds Averages. The Lipper Customized Blend Funds Average was utilized because PI believes that a blend of the two averages provides a more appropriate basis for Fund performance

Prudential Jennison Equity Opportunity Fund	3

Your Fund’s Performance (continued)

comparisons, although Lipper only classifies the Fund in the Lipper Multi-Cap Core Funds Universe. Lipper Average Closest Month-End to Inception cumulative total returns is 28.42% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 3.40% for Class R.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/12
Comcast Corp., Media	2.2%
News Corp., Media	2.1
Xilinx Inc., Semiconductors & Semiconductors Equipment	2.0
Monsanto Co., Chemicals	1.9
Schlumberger Ltd., Energy Equipment & Services	1.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/12
Energy Equipment & Services	7.4%
Media	7.3
Hotels, Restaurants & Leisure	6.0
Software	5.2
Oil, Gas & Consumable Fuels	4.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2011, at the beginning of the period, and held through the six-month period ended March 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Equity Opportunity Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,268.10	1.15%	$6.52
	Hypothetical	$1,000.00	$1,019.25	1.15%	$5.81

Class B	Actual	$1,000.00	$1,264.70	1.85%	$10.47
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class C	Actual	$1,000.00	$1,264.70	1.85%	$10.47
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class R	Actual	$1,000.00	$1,267.60	1.35%	$7.65
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

Class Z	Actual	$1,000.00	$1,270.60	0.85%	$4.83
	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS

Aerospace & Defense 4.7%
78,401	Boeing Co. (The)	$5,830,682
371,150	Exelis, Inc.	4,646,798
45,641	Teledyne Technologies, Inc.*	2,877,665
41,759	United Technologies Corp.	3,463,492

		16,818,637

Airlines 1.0%
362,880	Delta Air Lines, Inc.*	3,596,141

Auto Components 1.4%
108,563	Lear Corp.	5,047,094

Automobiles 1.5%
59,459	Toyota Motor Corp. (Japan), ADR	5,162,230

Biotechnology 3.4%
266,145	Amarin Corp. PLC (Ireland), ADR*(a)	3,012,761
52,665	Celgene Corp.*	4,082,591
120,247	Vertex Pharmaceuticals, Inc.*	4,931,330

		12,026,682

Capital Markets 3.8%
294,398	Charles Schwab Corp. (The)(a)	4,230,499
121,975	Evercore Partners, Inc. (Class A Stock)	3,545,813
44,878	Goldman Sachs Group, Inc. (The)	5,581,477

		13,357,789

Chemicals 2.9%
84,279	Monsanto Co.	6,722,093
39,084	PPG Industries, Inc.	3,744,247

		10,466,340

Commercial Banks 1.5%
154,742	Wells Fargo & Co.	5,282,892

Communications Equipment 1.1%
176,716	Juniper Networks, Inc.*	4,043,262

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals 2.1%
210,016	Dell, Inc.*	$3,486,266
135,641	EMC Corp.*	4,052,953

		7,539,219

Diversified Financial Services 3.6%
97,754	Citigroup, Inc.	3,572,909
125,855	JPMorgan Chase & Co.	5,786,813
85,179	Moody’s Corp.(a)	3,586,036

		12,945,758

Diversified Telecommunication Services 1.0%
184,694	Vivendi SA (France)	3,389,468

Electric Utilities 1.3%
117,872	Exelon Corp.	4,621,761

Electronic Equipment & Instruments 0.9%
446,247	Flextronics International Ltd.*	3,226,366

Energy Equipment & Services 7.4%
124,582	Cameron International Corp.*	6,581,667
59,397	Ensco PLC (United Kingdom), ADR	3,143,883
68,583	National Oilwell Varco, Inc.	5,450,291
95,570	Schlumberger Ltd.	6,683,210
82,627	Transocean Ltd.	4,519,697

		26,378,748

Food & Staples Retailing 3.2%
134,302	CVS Caremark Corp.	6,016,730
89,548	Wal-Mart Stores, Inc.	5,480,337

		11,497,067

Food Products 4.2%
76,296	Bunge Ltd.	5,221,698
150,095	Kraft Foods, Inc. (Class A Stock)	5,705,111
199,834	Tyson Foods, Inc. (Class A Stock)	3,826,821

		14,753,630

Healthcare Equipment & Supplies 1.8%
297,491	Hologic, Inc.*	6,410,931

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services 2.2%
67,137	Quest Diagnostics, Inc.	$4,105,428
81,319	Universal Health Services, Inc. (Class B Stock)	3,408,079

		7,513,507

Hotels, Restaurants & Leisure 6.0%
118,668	Accor SA (France)	4,236,843
378,832	International Game Technology	6,360,589
534,954	Pinnacle Entertainment, Inc.*	6,157,320
934,265	Wendy’s Co. (The)	4,680,668

		21,435,420

Household Durables 1.4%
263,334	Ryland Group, Inc. (The)(a)	5,077,080

Independent Power Producers & Energy Traders 1.5%
308,978	Calpine Corp.*	5,317,512

Insurance 2.8%
115,147	Axis Capital Holdings Ltd.	3,819,426
72,183	MetLife, Inc.	2,696,035
310,593	Symetra Financial Corp.	3,581,137

		10,096,598

Internet & Catalog Retail 0.7%
69,970	Expedia, Inc.(a)	2,339,797

Internet Software & Services 1.7%
9,368	Google, Inc. (Class A Stock)*	6,007,136

IT Services 0.8%
6,946	MasterCard, Inc. (Class A Stock)	2,921,071

Life Sciences Tools & Services 1.0%
62,822	Thermo Fisher Scientific, Inc.	3,541,904

Machinery 2.6%
60,332	Dover Corp.(a)	3,797,296
196,816	Xylem, Inc.	5,461,644

		9,258,940

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media 7.3%
264,472	Comcast Corp. (Class A Stock)	$7,804,569
72,700	Liberty Global, Inc. (Series C Stock)*	3,481,603
380,841	News Corp. (Class A Stock)	7,498,759
119,244	Thomson Reuters Corp.	3,446,152
74,238	Viacom, Inc. (Class B Stock)	3,523,335

		25,754,418

Metals & Mining 0.8%
66,971	Goldcorp, Inc.	3,017,713

Oil, Gas & Consumable Fuels 4.9%
182,705	Cobalt International Energy, Inc.*	5,486,631
141,464	Consol Energy, Inc.(a)	4,823,923
112,814	Kosmos Energy Ltd.*(a)	1,493,657
65,285	Peabody Energy Corp.	1,890,654
115,536	Suncor Energy, Inc.	3,778,027

		17,472,892

Pharmaceuticals 3.5%
60,094	Eli Lilly & Co.	2,419,985
167,403	Impax Laboratories, Inc.*	4,114,766
265,462	Pfizer, Inc.	6,015,369

		12,550,120

Professional Services 1.3%
95,586	Manpower, Inc.	4,527,909

Road & Rail 1.0%
162,542	CSX Corp.	3,497,904

Semiconductors & Semiconductor Equipment 3.3%
151,539	Maxim Integrated Products, Inc.	4,332,500
198,892	Xilinx, Inc.	7,245,636

		11,578,136

Software 5.2%
379,441	Activision Blizzard, Inc.(a)	4,864,434
197,897	Microsoft Corp.	6,382,178
85,381	Oracle Corp.	2,489,710
244,912	Symantec Corp.*	4,579,854

		18,316,176

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail 1.5%
244,088	GameStop Corp. (Class A Stock)(a)	$5,330,882

	Total long-term investments (cost $291,513,178)	342,119,130

SHORT-TERM INVESTMENT 12.1%

Affiliated Money Market Mutual Fund
43,129,118	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $43,129,118; includes $32,401,652 of cash collateral received for securities on loan)(b)(c)	43,129,118

	Total Investments 108.4% (cost $334,642,296; Note 5)	385,248,248
	Liabilities in excess of other assets (8.4%)	(29,994,160)

	Net Assets 100.0%	$355,254,088

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

SA—Special Assessment

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,177,787; cash collateral of $32,401,652 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$342,119,130	$—	$—
Affiliated Money Market Mutual Fund	43,129,118	—	—

Total	$385,248,248	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 was as follows:

Affiliated Money Market Mutual Fund (including 9.1% of collateral received for securities on loan)	12.1%
Energy Equipment & Services	7.4
Media	7.3
Hotels, Restaurants & Leisure	6.0
Software	5.2
Oil, Gas & Consumable Fuels	4.9
Aerospace & Defense	4.7
Food Products	4.2
Capital Markets	3.8
Diversified Financial Services	3.6
Pharmaceuticals	3.5
Biotechnology	3.4
Semiconductors & Semiconductor Equipment	3.3
Food & Staples Retailing	3.2
Chemicals	2.9
Insurance	2.8
Machinery	2.6
Healthcare Providers & Services	2.2
Computers & Peripherals	2.1
Healthcare Equipment & Supplies	1.8
Internet Software & Services	1.7
Automobiles	1.5%
Commercial Banks	1.5
Independent Power Producers & Energy Traders	1.5
Specialty Retail	1.5
Auto Components	1.4
Household Durables	1.4
Electric Utilities	1.3
Professional Services	1.3
Communications Equipment	1.1
Airlines	1.0
Diversified Telecommunication Services	1.0
Life Sciences Tools & Services	1.0
Road & Rail	1.0
Electronic Equipment & Instruments	0.9
IT Services	0.8
Metals & Mining	0.8
Internet & Catalog Retail	0.7

108.4
Liabilities in excess of other assets	(8.4)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2012	SEMIANNUAL REPORT

Prudential Jennison Equity Opportunity Fund

Statement of Assets and Liabilities

as of March 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $31,177,787:
Unaffiliated Investments (cost $291,513,178)	$342,119,130
Affiliated Investments (cost $43,129,118)	43,129,118
Foreign currency, at value (cost $12)	12
Receivable for Investments sold	4,000,748
Receivable for Series shares sold	492,829
Dividends and interest receivable	361,997
Prepaid expenses	2,589

Total assets	390,106,423

Liabilities
Payable to broker for collateral for securities on loan	32,401,652
Payable for investments purchased	1,479,414
Payable for Series shares reacquired	408,303
Management fee payable	178,240
Accrued expenses and other liabilities	152,805
Payable to custodian	104,415
Distribution fee payable	91,351
Affiliated transfer agent fee payable	36,155

Total liabilities	34,852,335

Net Assets	$355,254,088

Net assets were comprised of:
Common stock, at par	$23,218
Paid-in capital in excess of par	325,908,961

325,932,179
Undistributed net investment income	544,200
Accumulated net realized loss on investment and foreign currency transactions	(21,828,243)
Net unrealized appreciation on investments and foreign currencies	50,605,952

Net assets, March 31, 2012	$355,254,088

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($223,981,598 ÷ 14,525,932 shares of common stock issued and outstanding)	$15.42
Maximum sales charge (5.50% of offering price)	0.90

Maximum offering price to public	$16.32

Class B
Net asset value, offering price and redemption price per share ($10,267,114 ÷ 746,242 shares of common stock issued and outstanding)	$13.76

Class C
Net asset value, offering price and redemption price per share ($29,192,066 ÷ 2,121,721 shares of common stock issued and outstanding)	$13.76

Class R
Net asset value, offering price and redemption price per share ($2,993,753 ÷ 210,713 shares of common stock issued and outstanding)	$14.21

Class Z
Net asset value, offering price and redemption price per share ($88,819,557 ÷ 5,613,183 shares of common stock issued and outstanding)	$15.82

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	15

Statement of Operations

Six Months Ended March 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $17,865)	$2,406,143
Affiliated income from securities loaned, net	31,234
Affiliated dividend income	5,689

Total income	2,443,066

Expenses
Management fee	985,414
Distribution fee—Class A	314,328
Distribution fee—Class B	53,378
Distribution fee—Class C	137,353
Distribution fee—Class R	4,479
Transfer agent’s fees and expenses (including affiliated expense of $84,000)	255,000
Registration fees	39,000
Custodian’s fees and expenses	39,000
Reports to shareholders	29,000
Legal fees and expenses	16,000
Audit fee	11,000
Directors’ fees	9,000
Insurance	4,000
Interest expense (Note 7)	176
Miscellaneous	8,363

Total expenses	1,905,491

Net investment income	537,575

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	14,848,948
Foreign currency transactions	(3,857)

14,845,091

Net change in unrealized appreciation (depreciation) on investments	61,915,506

Net gain on investment and foreign currency transactions	76,760,597

Net Increase In Net Assets Resulting From Operations	$77,298,172

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$537,575	$282,085
Net realized gain on investment and foreign currency transactions	14,845,091	33,077,950
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	61,915,506	(36,986,329)

Net increase (decrease) in net assets resulting from operations	77,298,172	(3,626,294)

Dividends from net investment income (Note 1)
Class Z	(225,277)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	23,983,274	49,234,838
Net asset value of shares issued in reinvestment of dividends	174,824	—
Cost of shares reacquired	(39,873,091)	(71,903,761)

Net decrease in net assets from Series share transactions	(15,714,993)	(22,668,923)

Total increase (decrease)	61,357,902	(26,295,217)

Net Assets:
Beginning of period	293,896,186	320,191,403

End of period(a)	$355,254,088	$293,896,186

(a) Includes undistributed net investment income of:	$544,200	$231,902

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”), is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Jennison Equity Opportunity Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with The Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or

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other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Series at the end of the fiscal period may include registration rights under which the Series may demand registration by the issuers, of which the Series may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or

Prudential Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) continued

losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral, at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Series may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Series may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited as to dollar

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amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory

Prudential Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) continued

agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Series up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate was 0.60% of the Series average daily net assets for the six months ended March 31, 2012.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% for Class R shares.

PIMS has advised the Series that it received $33,907 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2012. From these fees PIMS paid such sales charges to affiliated brokers/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2012, it received $47, $12,496 and $540 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2012, PIM has been compensated approximately $9,300 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2012 were $68,067,851 and $89,331,571, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$336,482,443	$55,807,427	$(7,041,622)	$48,765,805

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and other book-to-tax differences as of the most recent fiscal year end.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2011 of approximately $34,809,000 expires in 2018. The Series utilized approximately $31,597,000 of its capital loss carryforward to offset net taxable gains realized in the year ended September 30, 2011. Accordingly, no capital

Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) continued

gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Series is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In addition, the Series elected to treat net foreign currency losses of approximately $8,000, incurred between November 1, 2010 and September 30, 2011 as being incurred during the fiscal year ending September 30, 2012.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Under certain limited circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of

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common stock. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares.

For the year ended September 30, 2010, the Series received $29,781 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. The per share effect of this amount is disclosed in the financial highlights. The Series was not involved in the proceedings or the calculation of the payment.

Class A	Shares	Amount
Six months ended March 31, 2012:
Shares sold	549,019	$7,758,022
Shares reacquired	(1,700,305)	(23,697,607)

Net increase (decrease) in shares outstanding before conversion	(1,151,286)	(15,939,585)
Shares issued upon conversion from Class B and Z	122,429	1,757,025
Shares reacquired upon conversion into Class Z	(5,566)	(75,767)

Net increase (decrease) in shares outstanding	(1,034,423)	$(14,258,327)

Year ended September 30, 2011:
Shares sold	2,184,286	$30,186,298
Shares reacquired	(3,795,452)	(52,353,288)

Net increase (decrease) in shares outstanding before conversion	(1,611,166)	(22,166,990)
Shares issued upon conversion from Class B and Z	428,364	5,946,962
Shares reacquired upon conversion into Class Z	(249,216)	(3,566,018)

Net increase (decrease) in shares outstanding	(1,432,018)	$(19,786,046)

Class B
Six months ended March 31, 2012:
Shares sold	31,964	$410,352
Shares reacquired	(80,047)	(1,004,177)

Net increase (decrease) in shares outstanding before conversion	(48,083)	(593,825)
Shares reacquired upon conversion into Class A	(131,883)	(1,696,567)

Net increase (decrease) in shares outstanding	(179,966)	$(2,290,392)

Year ended September 30, 2011:
Shares sold	116,768	$1,462,834
Shares reacquired	(222,395)	(2,755,419)

Net increase (decrease) in shares outstanding before conversion	(105,627)	(1,292,585)
Shares reacquired upon conversion into Class A	(476,448)	(5,938,356)

Net increase (decrease) in shares outstanding	(582,075)	$(7,230,941)

Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2012:
Shares sold	98,596	$1,223,370
Shares reacquired	(205,392)	(2,610,505)

Net increase (decrease) in shares outstanding	(106,796)	$(1,387,135)

Year ended September 30, 2011:
Shares sold	280,171	$3,552,050
Shares reacquired	(474,124)	(5,961,933)

Net increase (decrease) in shares outstanding before conversion	(193,953)	(2,409,883)
Shares reacquired upon conversion into Class Z	(4,187)	(49,518)

Net increase (decrease) in shares outstanding	(198,140)	$(2,459,401)

Class R
Six months ended March 31, 2012:
Shares sold	148,749	$1,958,821
Shares reacquired	(30,908)	(397,603)

Net increase (decrease) in shares outstanding	117,841	$1,561,218

Year ended September 30, 2011:
Shares sold	59,937	$779,795
Shares reacquired	(31,269)	(389,381)

Net increase (decrease) in shares outstanding	28,668	$390,414

Class Z
Six months ended March 31, 2012:
Shares sold	871,949	$12,632,709
Shares issued in reinvestment of dividends	13,204	174,824
Shares reacquired	(830,261)	(12,163,199)

Net increase (decrease) in shares outstanding before conversion	54,892	644,334
Shares issued upon conversion from Class A	5,428	75,767
Shares reacquired upon conversion into Class A	(4,437)	(60,458)

Net increase (decrease) in shares outstanding	55,883	$659,643

Year ended September 30, 2011:
Shares sold	913,266	$13,253,861
Shares reacquired	(723,544)	(10,443,740)

Net increase (decrease) in shares outstanding before conversion	189,722	2,810,121
Shares issued upon conversion from Class A and C	246,426	3,615,536
Shares reacquired upon conversion into Class A	(660)	(8,606)

Net increase (decrease) in shares outstanding	435,488	$6,417,051

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Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (“Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the line of credit during the year ended September 30, 2011. The daily balance for the 7 days that the Series had loans outstanding during the year was $505,000, borrowed at a weighted average interest rate of 1.48%. At March 31, 2012 the Series did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make

Prudential Jennison Equity Opportunity Fund	27

Notes to Financial Statements

(Unaudited) continued

disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.15		$12.39	$11.38		$11.35	$17.74	$17.38
Income (loss) from investment operations:
Net investment income	.02		.01	-	(b)	.13	.08	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.25		(.25)	1.01		.06	(3.74)	2.65
Total from investment operations	3.27		(.24)	1.01		.19	(3.66)	2.71
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(.09)	(.07)	(.02)
Distributions from net realized gains	-		-	-		-	(2.66)	(2.33)
Tax return of capital contributions	-		-	-		(.07)	-	-
Total dividends and distributions	-		-	-		(.16)	(2.73)	(2.35)
Capital Contributions	-		-	-	(b)	-	-	-
Net asset value, end of period	$15.42		$12.15	$12.39		$11.38	$11.35	$17.74
Total Return(c):	26.81%		(1.94)%	8.88%		1.93%	(23.30)%	17.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$223,982		$189,105	$210,516		$208,977	$223,338	$324,835
Average net assets (000)	$209,552		$227,408	$212,873		$173,786	$271,189	$324,483
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.15%	(f)	1.15%	1.20%		1.26%	1.06% (e)	1.06% (e)
Expenses, excluding distribution and service (12b-1) fees	.85%	(f)	.85%	.90%		.96%	.78%	.81%
Net investment income (loss)	.34%	(f)	.11%	(.03)%		1.37%	.56%	.33%
Portfolio turnover rate	21%	(g)	66%	71%		74%	76%	77%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.88		$11.17	$10.33		$10.31	$16.43	$16.34
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.07)	(.08)		.07	(.02)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.89		(.22)	.92		.05	(3.43)	2.49
Total from investment operations	2.88		(.29)	.84		.12	(3.45)	2.42
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(.03)	(.01)	-
Distributions from net realized gains	-		-	-		-	(2.66)	(2.33)
Tax return of capital contributions	-		-	-		(.07)	-	-
Total dividends and distributions	-		-	-		(.10)	(2.67)	(2.33)
Capital Contributions	-		-	-	(b)	-	-	-
Net asset value, end of period	$13.76		$10.88	$11.17		$10.33	$10.31	$16.43
Total Return(c):	26.47%		(2.60)%	8.13%		1.24%	(23.88)%	16.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,267		$10,079	$16,841		$22,077	$52,943	$124,475
Average net assets (000)	$10,676		$15,538	$19,765		$28,455	$92,183	$137,977
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.85%	(e)	1.85%	1.90%		1.96%	1.78%	1.81%
Expenses, excluding distribution and service (12b-1) fees	.85%	(e)	.85%	.90%		.96%	.78%	.81%
Net investment income (loss)	(.36)%	(e)	(.60)%	(.73)%		.93%	(.18)%	(.42)%
Portfolio turnover rate	21%	(f)	66%	71%		74%	76%	77%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.88		$11.17	$10.33		$10.31	$16.43	$16.34
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.07)	(.08)		.06	(.02)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.90		(.22)	.92		.06	(3.43)	2.49
Total from investment operations	2.88		(.29)	.84		.12	(3.45)	2.42
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(.03)	(.01)	-
Distributions from net realized gains	-		-	-		-	(2.66)	(2.33)
Tax return of capital contributions	-		-	-		(.07)	-	-
Total dividends and distributions	-		-	-		(.10)	(2.67)	(2.33)
Capital Contributions	-		-	-	(b)	-	-	-
Net asset value, end of period	$13.76		$10.88	$11.17		$10.33	$10.31	$16.43
Total Return(c):	26.47%		(2.60)%	8.13%		1.24%	(23.88)%	16.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,192		$24,251	$27,097		$25,599	$29,011	$48,445
Average net assets (000)	$27,471		$29,339	$26,616		$21,081	$38,511	$50,851
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.85%	(e)	1.85%	1.90%		1.96%	1.78%	1.81%
Expenses, excluding distribution and service (12b-1) fees	.85%	(e)	.85%	.90%		.96%	.78%	.81%
Net investment income (loss)	(.36)%	(e)	(.59)%	(.73)%		.69%	(.17)%	(.42)%
Portfolio turnover rate	21%	(f)	66%	71%		74%	76%	77%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.21		$11.45	$10.52		$10.52	$16.67	$16.48
Income (loss) from investment operations:
Net investment income (loss)	.02		(.01)	(.02)		.04	.06	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.98		(.23)	.95		.10	(3.51)	2.50
Total from investment operations	3.00		(.24)	.93		.14	(3.45)	2.52
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(.07)	(.04)	-
Distributions from net realized gains	-		-	-		-	(2.66)	(2.33)
Tax return of capital contributions	-		-	-		(.07)	-	-
Total dividends and distributions	-		-	-		(.14)	(2.70)	(2.33)
Capital Contributions	-		-	-	(b)	-	-	-
Net asset value, end of period	$14.21		$11.21	$11.45		$10.52	$10.52	$16.67
Total Return(c):	26.76%		(2.10)%	8.84%		1.55%	(23.53)%	16.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,994		$1,041	$735		$5	$15	$3
Average net assets (000)	$1,792		$1,104	$202		$7	$6	$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.35%	(f)	1.35%	1.40%		1.46%	1.28%	1.31%
Expenses, excluding distribution and service (12b-1) fees	.85%	(f)	.85%	.90%		.96%	.78%	.81%
Net investment income (loss)	.13%	(f)	(.09)%	(.20)%		.47%	.52%	.10%
Portfolio turnover rate	21%	(g)	66%	71%		74%	76%	77%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.49		$12.69	$11.63		$11.59	$18.05	$17.65
Income (loss) from investment operations:
Net investment income	.05		.06	.03		.16	.12	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.32		(.26)	1.03		.07	(3.81)	2.71
Total from investment operations	3.37		(.20)	1.06		.23	(3.69)	2.81
Less Dividends and Distributions:
Dividends from net investment income	(.04)		-	-		(.12)	(.11)	(.08)
Distributions from net realized gains	-		-	-		-	(2.66)	(2.33)
Tax return of capital contributions	-		-	-		(.07)	-	-
Total dividends and distributions	(.04)		-	-		(.19)	(2.77)	(2.41)
Capital Contributions	-		-	-	(b)	-	-	-
Net asset value, end of period	$15.82		$12.49	$12.69		$11.63	$11.59	$18.05
Total Return(c):	27.06%		(1.58)%	9.11%		2.31%	(23.06)%	17.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$88,820		$69,420	$65,002		$49,670	$47,893	$74,149
Average net assets (000)	$80,220		$76,050	$57,774		$37,242	$60,764	$79,338
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.85%	(e)	.85%	.90%		.96%	.78%	.81%
Expenses, excluding distribution and service (12b-1) fees	.85%	(e)	.85%	.90%		.96%	.78%	.81%
Net investment income	.63%	(e)	.41%	.28%		1.67%	.84%	.58%
Portfolio turnover rate	21%	(f)	66%	71%		74%	76%	77%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    0224674-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GROWTH FUND

SEMIANNUAL REPORT • MARCH 31, 2012

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Jennison Growth Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Growth Fund

Prudential Jennison Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class R, 1.52%; Class Z, 0.77%. Net operating expenses: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class R, 1.27%; Class Z, 0.77%, after contractual reduction through 1/31/2013 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	27.61%	14.21%	29.69%	51.78%	—
Class B	27.18	13.41	25.17	41.10	—
Class C	27.13	13.38	25.36	41.33	—
Class R	27.55	14.05	28.41	N/A	52.07% (12/17/04)
Class Z	27.86	14.61	31.55	56.03	—
Russell 1000 Growth Index	26.85	11.02	28.24	52.12	—
S&P 500 Index	25.86	8.51	10.48	49.69	—
Lipper Large-Cap Growth Funds Average	26.88	8.38	21.41	45.11	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		7.93%	4.15%	3.67%	—
Class B		8.41	4.42	3.50	—
Class C		12.38	4.62	3.52	—
Class R		14.05	5.13	N/A	5.92% (12/17/04)
Class Z		14.61	5.64	4.55	—
Russell 1000 Growth Index		11.02	5.10	4.28	—
S&P 500 Index		8.51	2.01	4.12	—
Lipper Large-Cap Growth Funds Average		8.38	3.87	3.71	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares do not pay a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% on sales made within 12 months of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to sales charges, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to sales charges or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is 48.99% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return is 5.65% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 35.05% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 4.23% for Class R.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 39.04% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 4.58% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/12 (excluding short-term investments)
Apple, Inc., Computers & Peripherals	6.6%
MasterCard, Inc. (Class A Stock), IT Services	2.7
EMC Corp., Computers & Peripherals	2.5
Goldman Sachs Group, Inc. (The), Capital Markets	2.4
Amazon.com, Inc., Internet & Catalog Retail	2.3

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/12 (excluding short-term investments)
Computers & Peripherals	10.4%
Textiles, Apparel & Luxury Goods	7.6
IT Services	6.8
Hotels, Restaurants & Leisure	6.5
Internet Software & Services	6.2

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2011, at the beginning of the period, and held through the six-month period ended March 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,276.10	1.07%	$6.09
	Hypothetical	$1,000.00	$1,019.65	1.07%	$5.40

Class B	Actual	$1,000.00	$1,271.80	1.77%	$10.05
	Hypothetical	$1,000.00	$1,016.15	1.77%	$8.92

Class C	Actual	$1,000.00	$1,271.30	1.77%	$10.05
	Hypothetical	$1,000.00	$1,016.15	1.77%	$8.92

Class R	Actual	$1,000.00	$1,275.50	1.27%	$7.22
	Hypothetical	$1,000.00	$1,018.65	1.27%	$6.41

Class Z	Actual	$1,000.00	$1,278.60	0.77%	$4.39
	Hypothetical	$1,000.00	$1,021.15	0.77%	$3.89

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS

Aerospace & Defense 4.9%
441,425	Boeing Co. (The)	$32,828,777
299,606	Precision Castparts Corp.	51,801,878
409,680	United Technologies Corp.	33,978,859

		118,609,514

Auto Components 0.9%
255,470	BorgWarner, Inc.*(a)	21,546,340

Automobiles 1.8%
173,911	Bayerische Motoren Werke AG (Germany)	15,640,137
581,333	Harley-Davidson, Inc.	28,531,824

		44,171,961

Biotechnology 3.2%
300,731	Alexion Pharmaceuticals, Inc.*	27,925,880
425,415	Celgene Corp.*	32,978,171
414,793	Vertex Pharmaceuticals, Inc.*(a)	17,010,661

		77,914,712

Capital Markets 2.4%
459,287	Goldman Sachs Group, Inc. (The)	57,121,524

Chemicals 1.5%
441,484	Monsanto Co.	35,212,764

Communications Equipment 2.2%
705,947	Juniper Networks, Inc.*	16,152,067
528,451	QUALCOMM, Inc.	35,945,237

		52,097,304

Computers & Peripherals 10.4%
263,696	Apple, Inc.*	158,077,841
2,007,021	EMC Corp.*	59,969,788
734,972	NetApp, Inc.*	32,904,696

		250,952,325

Consumer Finance 1.4%
585,873	American Express Co.	33,898,612

See Notes to Financial Statements.

Prudential Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment 0.5%
119,477	Roper Industries, Inc.	$11,847,339

Energy Equipment & Services 2.0%
337,873	National Oilwell Varco, Inc.	26,850,767
308,391	Schlumberger Ltd.	21,565,783

		48,416,550

Food & Staples Retailing 3.1%
423,546	Costco Wholesale Corp.	38,457,977
428,141	Whole Foods Market, Inc.	35,621,331

		74,079,308

Food Products 1.1%
323,327	Mead Johnson Nutrition Co.	26,668,011

Healthcare Providers & Services 2.5%
439,034	Express Scripts, Inc.*(a)	23,786,862
627,385	UnitedHealth Group, Inc.	36,978,072

		60,764,934

Hotels, Restaurants & Leisure 6.5%
79,656	Chipotle Mexican Grill, Inc.*(a)	33,296,208
543,608	Dunkin’ Brands Group, Inc.(a)	16,368,037
408,633	McDonald’s Corp.	40,086,897
73,206	Panera Bread Co. (Class A Stock)*	11,780,310
982,579	Starbucks Corp.	54,916,341

		156,447,793

Internet & Catalog Retail 3.8%
276,795	Amazon.com, Inc.*	56,053,755
49,811	Priceline.com, Inc.*(a)	35,739,393

		91,793,148

Internet Software & Services 6.2%
302,827	Baidu, Inc. (China), ADR*	44,143,092
79,481	Google, Inc. (Class A Stock)*	50,966,397
285,084	LinkedIn Corp. (Class A Stock)*(a)	29,075,717
839,566	Tencent Holdings Ltd. (China)	23,417,529
94,163	Youku, Inc. (China), ADR*(a)	2,070,644

		149,673,379

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 6.8%
187,714	Cognizant Technology Solutions Corp. (Class A Stock)*	$14,444,592
224,454	International Business Machines Corp.	46,832,327
156,437	MasterCard, Inc. (Class A Stock)	65,788,016
298,258	Visa, Inc. (Class A Stock)	35,194,444

		162,259,379

Life Sciences Tools & Services 2.4%
877,193	Agilent Technologies, Inc.	39,043,860
340,813	Illumina, Inc.*	17,930,172

		56,974,032

Media 1.1%
606,148	Walt Disney Co. (The)(a)	26,537,159

Oil, Gas & Consumable Fuels 3.8%
329,481	Anadarko Petroleum Corp.	25,811,541
191,321	Concho Resources, Inc.*	19,530,048
206,337	EOG Resources, Inc.	22,924,041
236,548	Occidental Petroleum Corp.	22,526,466

		90,792,096

Personal Products 1.6%
604,345	Estee Lauder Cos., Inc. (The)(Class A Stock)	37,433,129

Pharmaceuticals 5.8%
407,755	Allergan, Inc.	38,912,060
696,643	Bristol-Myers Squibb Co.	23,511,701
300,063	Novo Nordisk A/S (Denmark), ADR	41,621,739
383,475	Shire PLC (Ireland), ADR	36,334,256

		140,379,756

Real Estate Investment Trusts 1.4%
523,630	American Tower Corp. (Class A Stock)	32,999,163

Road & Rail 1.3%
300,158	Union Pacific Corp.	32,260,982

Semiconductors & Semiconductor Equipment 2.1%
502,621	Altera Corp.	20,014,368
417,658	ARM Holdings PLC (United Kingdom), ADR(a)	11,815,545

See Notes to Financial Statements.

Prudential Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
493,743	Avago Technologies Ltd.	$19,241,165

		51,071,078

Software 6.0%
832,136	Oracle Corp.	24,265,086
593,369	Red Hat, Inc.*	35,536,870
278,830	Salesforce.com, Inc.*(a)	43,082,023
375,255	VMware, Inc. (Class A Stock)*	42,167,404

		145,051,383

Specialty Retail 3.3%
377,266	Inditex SA (Spain)	36,137,110
992,691	Lowe’s Cos., Inc.	31,150,644
170,744	Tiffany & Co.	11,803,533

		79,091,287

Textiles, Apparel & Luxury Goods 7.6%
1,017,254	Burberry Group PLC (United Kingdom)	24,357,474
334,129	Coach, Inc.	25,821,489
149,831	Fossil, Inc.*	19,774,695
377,391	Lululemon Athletica, Inc.*(a)	28,183,560
422,661	NIKE, Inc. (Class B Stock)	45,833,359
217,809	Ralph Lauren Corp.	37,970,643

		181,941,220

Wireless Telecommunication Services 0.6%
261,116	Crown Castle International Corp.*(a)	13,927,927

	Total long-term investments (cost $1,519,705,446)	2,361,934,109

SHORT-TERM INVESTMENT 11.2%

Affiliated Money Market Mutual Fund
268,419,076	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $268,419,076; includes $219,032,339 of cash collateral received for securities on loan) (Note 3)(b)(c)	268,419,076

	Total Investments 109.4% (cost $1,788,124,522; Note 5)	2,630,353,185
	Liabilities in excess of other assets (9.4%)	(225,343,888)

	Net Assets 100.0%	$2,405,009,297

See Notes to Financial Statements.

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The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,725,006; cash collateral of $219,032,339 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on regulated securities exhange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,361,934,109	$—	$—
Affiliated Money Market Mutual Fund	268,419,076	—	—

Total	$2,630,353,185	$—	$—

See Notes to Financial Statements.

Prudential Jennison Growth Fund	11

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Affiliated Money Market Mutual Fund (including 9.1% of collateral received for securities on loan)	11.2%
Computers & Peripherals	10.4
Textiles, Apparel & Luxury Goods	7.6
IT Services	6.8
Hotels, Restaurants & Leisure	6.5
Internet Software & Services	6.2
Software	6.0
Pharmaceuticals	5.8
Aerospace & Defense	4.9
Internet & Catalog Retail	3.8
Oil, Gas & Consumable Fuels	3.8
Specialty Retail	3.3
Biotechnology	3.2
Food & Staples Retailing	3.1
Healthcare Providers & Services	2.5
Capital Markets	2.4
Life Sciences Tools & Services	2.4
Communications Equipment	2.2
Semiconductors & Semiconductor Equipment	2.1
Energy Equipment & Services	2.0
Automobiles	1.8
Personal Products	1.6
Chemicals	1.5
Consumer Finance	1.4
Real Estate Investment Trusts	1.4
Road & Rail	1.3
Food Products	1.1
Media	1.1
Auto Components	0.9
Wireless Telecommunication Services	0.6
Electrical Equipment	0.5

109.4
Liabilities in excess of other assets	(9.4)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2012	SEMIANNUAL REPORT

Prudential Jennison Growth Fund

Statement of Assets and Liabilities

as of March 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $214,725,006:
Unaffiliated Investments (cost $1,519,705,446)	$2,361,934,109
Affiliated Investments (cost $268,419,076)	268,419,076
Cash	4,551
Receivable for Series shares sold	3,144,750
Receivable for investments sold	2,401,458
Dividends receivable	1,657,565
Foreign tax reclaim receivable	144,687
Prepaid expenses	13,843

Total assets	2,637,720,039

Liabilities
Payable to broker for collateral for securities on loan	219,032,339
Payable for investments purchased	8,111,939
Payable for Series shares reacquired	2,860,437
Management fee payable	1,139,869
Accrued expenses	893,302
Distribution fee payable	339,201
Affiliated transfer agent fee payable	333,655

Total liabilities	232,710,742

Net Assets	$2,405,009,297

Net assets were comprised of:
Common stock, at par	$109,972
Paid-in capital in excess of par	1,770,713,560

1,770,823,532
Accumulated net investment loss	(720,032)
Accumulated net realized loss on investment and foreign currency transactions	(207,316,858)
Net unrealized appreciation on investments and foreign currencies	842,222,655

Net assets, March 31, 2012	$2,405,009,297

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($998,358,587 ÷ 46,355,105 shares of common stock issued and outstanding)	$21.54
Maximum sales charge (5.50% of offering price)	1.25

Maximum offering price to public	$22.79

Class B
Net asset value, offering price and redemption price per share ($34,632,522 ÷ 1,827,279 shares of common stock issued and outstanding)	$18.95

Class C
Net asset value, offering price and redemption price per share ($60,843,218 ÷ 3,204,963 shares of common stock issued and outstanding)	$18.98

Class R
Net asset value, offering price and redemption price per share ($24,285,320 ÷ 1,231,117 shares of common stock issued and outstanding)	$19.73

Class Z
Net asset value, offering price and redemption price per share ($1,286,889,650 ÷ 57,353,980 shares of common stock issued and outstanding)	$22.44

See Notes to Financial Statements.

Prudential Jennison Growth Fund	15

Statement of Operations

Six Months Ended March 31, 2012 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $34,862)	$8,872,652
Affiliated income from securities loaned, net	180,436
Affiliated dividend income	29,469

Total income	9,082,557

Expenses
Management fee	5,821,739
Distribution fee—Class A	1,351,991
Distribution fee—Class B	168,487
Distribution fee—Class C	265,898
Distribution fee—Class R	59,266
Transfer agent’s fees and expenses (including affiliated expense of $774,400)	1,610,000
Custodian’s fees and expenses	118,000
Reports to shareholders	70,000
Registration fees	45,000
Directors’ fees	28,000
Insurance	21,000
Legal fees and expenses	16,000
Audit fee	11,000
Miscellaneous	14,940

Total expenses	9,601,321

Net investment loss	(518,764)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	34,124,915
Foreign currency transactions	(80,495)

34,044,420

Net change in unrealized appreciation (depreciation) on:
Investments	463,850,543
Foreign currencies	(4,804)

463,845,739

Net gain on investments and foreign currencies	497,890,159

Net Increase In Net Assets Resulting From Operations	$497,371,395

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(518,764)	$(3,322,738)
Net realized gain on investment and foreign currency transactions	34,044,420	157,301,410
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	463,845,739	(71,503,651)

Net increase in net assets resulting from operations	497,371,395	82,475,021

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	448,671,513	378,799,028
Cost of shares reacquired	(251,993,901)	(494,920,580)

Net increase (decrease) in net assets from Series share transactions	196,677,612	(116,121,552)

Total increase (decrease)	694,049,007	(33,646,531)

Net Assets:
Beginning of period	1,710,960,290	1,744,606,821

End of period	$2,405,009,297	$1,710,960,290

See Notes to Financial Statements.

Prudential Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Jennison Growth Fund (the “Series”), Prudential Jennison Equity Opportunity Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to the Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports

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or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Prudential Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), realized and unrealized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax-paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Series’ average daily net assets up to $300 million, .575% of the next $2.7 billion and .55% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was .58% of the Series’ average daily net assets for the six months ended March 31, 2012.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the

Prudential Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through January 31, 2013.

PIMS has advised the Series that it received $100,388 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2012, it received $74, $24,711 and $2,370 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2012, PIM has been compensated approximately $54,000 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2012 were $675,012,295 and $496,396,989, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,795,210,792	$837,770,882	$(2,628,489)	$835,142,393

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2011 of approximately $234,275,000, of which $68,190,000 expires in 2012 and $166,085,000 expires in 2017. Approximately $683,774,000 of its capital loss carryforward expired unused in the current fiscal year. In addition, the Series utilized approximately $143,654,000 of its capital loss carryforward to offset net taxable gains realized in the year ended September 30, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Series elected to treat post-October currency losses of approximately $200,000 as having been incurred in the following fiscal year (September 30, 2012).

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 6.25 billion shares of $.001 par value common stock of the Company authorized which are divided into six series. There are 1.25 billion shares authorized for the Series equally divided into six classes, designated Class A, Class B, Class C, Class I, Class R and Class Z shares. The Series currently does not have any authorized shares issued and outstanding of Class I shares. As of March 31, 2012, PI did not own any shares of the Series.

During the fiscal year ended September 30, 2010, the Series received $2,635,189 related to settlements of regulatory proceedings involving allegations of improper trading in Series shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $2,445,247 and $189,942, respectively. The per share effect of these amounts are disclosed in the financial highlights. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2012:
Shares sold	4,261,666	$81,444,824
Shares reacquired	(5,826,348)	(112,262,169)

Net increase (decrease) in shares outstanding before conversion	(1,564,682)	(30,817,345)
Shares issued upon conversion from Class B and Z	233,488	4,613,609
Shares reacquired upon conversion into Class Z	(25,179)	(482,657)

Net increase (decrease) in shares outstanding	(1,356,373)	$(26,686,393)

Year ended September 30, 2011:
Shares sold	7,528,446	$140,194,003
Shares reacquired	(11,463,799)	(210,047,154)

Net increase (decrease) in shares outstanding before conversion	(3,935,353)	(69,853,151)
Shares issued upon conversion from Class B and Z	605,248	11,024,705
Shares reacquired upon conversion into Class Z	(415,563)	(7,765,466)

Net increase (decrease) in shares outstanding	(3,745,668)	$(66,593,912)

Class B
Six months ended March 31, 2012:
Shares sold	97,865	$1,648,828
Shares reacquired	(114,143)	(1,928,799)

Net increase (decrease) in shares outstanding before conversion	(16,278)	(279,971)
Shares reacquired upon conversion into Class A	(246,248)	(4,305,704)

Net increase (decrease) in shares outstanding	(262,526)	$(4,585,675)

Year ended September 30, 2011:
Shares sold	205,520	$3,338,837
Shares reacquired	(391,100)	(6,344,571)

Net increase (decrease) in shares outstanding before conversion	(185,580)	(3,005,734)
Shares reacquired upon conversion into Class A	(680,521)	(10,982,916)

Net increase (decrease) in shares outstanding	(866,101)	$(13,988,650)

Class C
Six months ended March 31, 2012:
Shares sold	309,863	$5,253,915
Shares reacquired	(226,098)	(3,806,117)

Net increase (decrease) in shares outstanding before conversion	83,765	1,447,798
Shares reacquired upon conversion into Class Z	(1,678)	(30,463)

Net increase (decrease) in shares outstanding	82,087	$1,417,335

Year ended September 30, 2011:
Shares sold	256,393	$4,225,310
Shares reacquired	(774,642)	(12,565,978)

Net increase (decrease) in shares outstanding before conversion	(518,249)	(8,340,668)
Shares reacquired upon conversion into Class R and Z	(949,799)	(16,519,756)

Net increase (decrease) in shares outstanding	(1,468,048)	$(24,860,424)

Prudential Jennison Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended March 31, 2012:
Shares sold	479,368	$8,579,154
Shares reacquired	(787,080)	(13,557,911)

Net increase (decrease) in shares outstanding	(307,712)	$(4,978,757)

Year ended September 30, 2011:
Shares sold	528,907	$8,909,263
Shares reacquired	(501,886)	(8,428,425)

Net increase (decrease) in shares outstanding before conversion	27,021	480,838
Shares issued upon conversion from Class C	908,100	16,344,149

Net increase (decrease) in shares outstanding	935,121	$16,824,987

Class Z
Six months ended March 31, 2012:
Shares sold	17,436,659	$351,744,792
Shares reacquired	(5,889,561)	(120,438,905)

Net increase (decrease) in shares outstanding before conversion	11,547,098	231,305,887
Shares issued upon conversion from Class A and C	25,607	513,120
Shares reacquired upon conversion into Class A	(15,878)	(307,905)

Net increase (decrease) in shares outstanding	11,556,827	$231,511,102

Year ended September 30, 2011:
Shares sold	11,672,434	$222,131,615
Shares reacquired	(13,507,521)	(257,534,452)

Net increase (decrease) in shares outstanding before conversion	(1,835,087)	(35,402,837)
Shares issued upon conversion from Class A and C	409,336	7,941,073
Shares reacquired upon conversion into Class A	(2,255)	(41,789)

Net increase (decrease) in shares outstanding	(1,428,006)	$(27,503,553)

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion.

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Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the period ended March 31, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison Growth Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011	2010	2009	2008		2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.88		$16.20	$14.84	$14.43	$18.22		$15.78
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.05)	(.03)	.01	(.01)		-	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.68		.73	1.37	.41	(3.78)		2.44
Total from investment operations	4.66		.68	1.34	.42	(3.79)		2.44
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.01)	-	(b)	-
Tax return of capital distributions	-		-	-	- (b)	-		-
Total dividends and distributions	-		-	-	(.01)	-	(b)	-
Capital Contributions (Note 6):	-		-	.02	-	-		-
Net asset value, end of period	$21.54		$16.88	$16.20	$14.84	$14.43		$18.22
Total Return(c):	27.61%		4.20%	9.16%	2.95%	(20.78)%		15.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$998,359		$805,293	$833,584	$979,671	$1,081,148		$1,566,814
Average net assets (000)	$901,328		$904,612	$946,738	$837,882	$1,374,025		$1,525,634
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.07%	(g)	1.08%	1.11%	1.13%	1.08%	(e)	1.02%	(e)
Expenses, excluding distribution and service (12b-1) fees	.77%	(g)	.78%	.81%	.83%	.80%		.77%
Net investment income (loss)	(.17)%	(g)	(.27)%	(.18)%	.10%	(.04)%		-%	(f)
Portfolio turnover rate	25%	(h)	63%	73%	74%	83%		63%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The distributor of the Series had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(f) Less than .005%.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.90		$14.41	$13.29	$13.00	$16.53	$14.42
Income (loss) from investment operations:
Net investment loss	(.07)		(.16)	(.12)	(.06)	(.12)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.12		.65	1.22	.35	(3.41)	2.23
Total from investment operations	4.05		.49	1.10	.29	(3.53)	2.11
Capital Contributions (Note 6):	-		-	.02	-	-	-
Net asset value, end of period	$18.95		$14.90	$14.41	$13.29	$13.00	$16.53
Total Return(b):	27.18%		3.40%	8.43%	2.23%	(21.36)%	14.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,633		$31,148	$42,581	$56,336	$85,641	$163,232
Average net assets (000)	$33,697		$41,009	$51,415	$57,781	$127,973	$205,950
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.77%	(d)	1.78%	1.81%	1.83%	1.80%	1.77%
Expenses, excluding distribution and service (12b-1) fees	.77%	(d)	.78%	.81%	.83%	.80%	.77%
Net investment loss	(.86)%	(d)	(.97)%	(.87)%	(.57)%	(.75)%	(.75)%
Portfolio turnover rate	25%	(e)	63%	73%	74%	83%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.93		$14.43	$13.29	$13.00	$16.53	$14.42
Income (loss) from investment operations:
Net investment loss	(.07)		(.16)	(.13)	(.07)	(.12)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.12		.66	1.25	.36	(3.41)	2.23
Total from investment operations	4.05		.50	1.12	.29	(3.53)	2.11
Capital Contributions (Note 6):	-		-	.02	-	-	-
Net asset value, end of period	$18.98		$14.93	$14.43	$13.29	$13.00	$16.53
Total Return(b):	27.13%		3.47%	8.58%	2.23%	(21.36)%	14.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60,843		$46,623	$66,240	$54,710	$56,527	$78,280
Average net assets (000)	$53,180		$63,040	$64,722	$46,097	$70,987	$79,797
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.77%	(d)	1.78%	1.81%	1.83%	1.80%	1.77%
Expenses, excluding distribution and service (12b-1) fees	.77%	(d)	.78%	.81%	.83%	.80%	.77%
Net investment loss	(.87)%	(d)	(.98)%	(.88)%	(.60)%	(.76)%	(.75)%
Portfolio turnover rate	25%	(e)	63%	73%	74%	83%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011	2010	2009		2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.47		$14.87	$13.65	$13.29		$16.80	$14.59
Income (loss) from investment operations:
Net investment loss	(.03)		(.08)	(.06)	(.01)		(.04)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.29		.68	1.26	.37		(3.47)	2.24
Total from investment operations	4.26		.60	1.20	.36		(3.51)	2.21
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(b)	-	-
Tax return of capital distributions	-		-	-	-	(b)	-	-
Total dividends and distributions	-		-	-	-	(b)	-	-
Capital Contributions (Note 6):	-		-	.02	-		-	-
Net asset value, end of period	$19.73		$15.47	$14.87	$13.65		$13.29	$16.80
Total Return(c):	27.54%		4.03%	8.94%	2.73%		(20.89)%	15.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,285		$23,811	$8,977	$5,784		$3,067	$2,977
Average net assets (000)	$23,707		$17,091	$7,777	$3,608		$3,165	$1,849
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.27%	(f)	1.28%	1.31%	1.33%		1.30%	1.27%
Expenses, excluding distribution and service (12b-1) fees	.77%	(f)	.78%	.81%	.83%		.80%	.77%
Net investment loss	(.36)%	(f)	(.45)%	(.38)%	(.12)%		(.26)%	(.20)%
Portfolio turnover rate	25%	(g)	63%	73%	74%		83%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through January 31, 2013.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	31

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011		2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.56		$16.80		$15.34	$14.91	$18.80	$16.25
Income (loss) from investment operations:
Net investment income	.01		-	(b)	.02	.05	.04	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.87		.76		1.42	.42	(3.89)	2.51
Total from investment operations	4.88		.76		1.44	.47	(3.85)	2.55
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	(.04)	(.04)	-
Tax return of capital distributions	-		-		-	- (b)	-	-
Total dividends and distributions	-		-		-	(.04)	(.04)	-
Capital Contributions (Note 6):	-		-		.02	-	-	-
Net asset value, end of period	$22.44		$17.56		$16.80	$15.34	$14.91	$18.80
Total Return(c):	27.79%		4.52%		9.52%	3.20%	(20.51)%	15.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,286,890		$804,085		$793,225	$682,104	$868,869	$1,100,959
Average net assets (000)	$999,998		$870,663		$736,912	$679,423	$1,026,959	$1,134,856
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.77%	(e)	.78%		.81%	.83%	.80%	.77%
Expenses, excluding distribution and service (12b-1) fees	.77%	(e)	.78%		.81%	.83%	.80%	.77%
Net investment income	.13%	(e)	.03%		.12%	.41%	.24%	.25%
Portfolio turnover rate	25%	(f)	63%		73%	74%	83%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per shares.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    0224672-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ASSET ALLOCATION FUNDS

SEMIANNUAL REPORT • MARCH 31, 2012

Fund Type

Balanced/Allocation

PRUDENTIAL CONSERVATIVE ALLOCATION FUND

PRUDENTIAL MODERATE ALLOCATION FUND

PRUDENTIAL GROWTH ALLOCATION FUND

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PRUDENTIAL ASSET ALLOCATION FUNDS

May 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Asset Allocation Funds (the Funds). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Funds effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Funds informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Funds

Prudential Asset Allocation Funds	1

Your Fund’s Performance—Conservative Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.64%; Class B, 2.34%; Class C, 2.34%; Class R, 2.09%; Class Z, 1.34%. Net operating expenses: Class A, 1.57%; Class B, 2.32%; Class C, 2.32%; Class R, 1.82%; Class Z, 1.32%, after contractual reduction through 1/31/2013. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.82% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	Six Months	One Year	Five Years	Since Inception
Class A	10.58%	3.73%	23.58%	52.71% (3/30/04)
Class B	10.12	2.89	18.91	43.64 (3/30/04)
Class C	10.21	2.98	19.00	43.76 (3/30/04)
Class R	10.41	3.38	22.31	24.15 (1/27/07)
Class Z	10.77	3.98	25.10	56.05 (3/30/04)
Conservative Customized Blend Index	9.66	4.71	19.79	—
Russell 1000 Index	26.27	7.86	11.43	—
S&P 500 Index	25.86	8.51	10.48	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average	8.89	4.36	19.70	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Since Inception
Class A		–1.97%	3.15%	4.69% (3/30/04)
Class B		–2.11	3.35	4.63 (3/30/04)
Class C		1.98	3.54	4.64 (3/30/04)
Class R		3.38	4.11	4.23 (1/12/07)
Class Z		3.98	4.58	5.72 (3/30/04)
Conservative Customized Blend Index		4.71	3.68	—
Russell 1000 Index		7.86	2.19	—
S&P 500 Index		8.51	2.01	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average		4.36	3.61	—

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Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to sales charges, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to sales charges or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Conservative Customized Blend Index

The Conservative Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (24%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (10%), the Barclays Capital U.S. Aggregate Bond Index (29%), the BofA Merrill Lynch 1-3 Year Corporate Index (29%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%), and the Citigroup 3-Month T-Bill Index (3%). See page 5 for the definitions of each component index. The Conservative Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Conservative Customized Blend Index Closest Month-End to Inception cumulative total returns are 49.74% for Class A, Class B, Class C, and Class Z; and 22.14% for Class R. The Conservative Customized Blend Index Closest Month-End to Inception average annual total returns are 5.18% for Class A, Class B, Class C, and Class Z; and 3.88% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 51.29% for Class A, Class B, Class C, and Class Z; and 12.78% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 5.31% for Class A, Class B, Class C, and Class Z; and 2.32% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 47.25% for Class A, Class B, Class C, and Class Z; and 11.19% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 4.96% for Class A, Class B, Class C, and Class Z; and 2.04% for Class R.

Prudential Asset Allocation Funds	3

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Conservative Funds Average

Funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average maintain a mix of between 20% and 40% equity securities with the remainder in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total returns are 40.89% for Class A, Class B, Class C, and Class Z; and 21.50% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 4.34% for Class A, Class B, Class C, and Class Z; and 3.73% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

4	Visit our website at www.prudentialfunds.com

Performance Target—Conservative Customized Blend

The Prudential Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2012, and their weightings in the Conservative Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The BofA Merrill Lynch 1-3 Year Corporate Index is an unmanaged index consisting of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	5

Your Fund’s Performance—Moderate Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.77%; Class B, 2.47%; Class C, 2.47%; Class R, 2.22%; Class Z, 1.47%. Net operating expenses: Class A, 1.71%; Class B, 2.46%; Class C, 2.46%; Class R, 1.96%; Class Z, 1.46%, after contractual reduction through 1/31/2013. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.96% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	Six Months	One Year	Five Years	Since Inception
Class A	15.44%	2.50%	14.81%	54.00% (3/30/04)
Class B	14.96	1.65	10.53	44.87 (3/30/04)
Class C	15.06	1.73	10.63	44.87 (3/30/04)
Class R	15.39	2.25	13.60	15.52 (1/27/07)
Class Z	15.63	2.68	16.16	56.80 (3/30/04)
Moderate Customized Blend Index	14.88	4.56	13.59	—
Russell 1000 Index	26.27	7.86	11.43	—
S&P 500 Index	25.86	8.51	10.48	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	17.06	3.19	11.15	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Since Inception
Class A		–3.13%	1.64%	4.80% (3/30/04)
Class B		–3.35	1.84	4.74 (3/30/04)
Class C		0.73	2.04	4.74 (3/30/04)
Class R		2.25	2.58	2.80 (1/27/07)
Class Z		2.68	3.04	5.78 (3/30/04)
Moderate Customized Blend Index		4.56	2.58	—
Russell 1000 Index		7.86	2.19	—
S&P 500 Index		8.51	2.01	—
Lipper Mixed-Asset Target Allocation Growth Funds Average		3.19	2.08	—

6	Visit our website at www.prudentialfunds.com

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to sales charges, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to sales charges or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Moderate Customized Blend Index

The Moderate Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (43%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (15%), the Barclays Capital U.S. Aggregate Bond Index (19%), the BofA Merrill Lynch 1-3 Year Corporate Index (14%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%), and the Citigroup 3-Month T-Bill Index (4%). See page 9 for the definitions of each component index. The Moderate Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Moderate Customized Blend Index Closest Month-End to Inception cumulative total returns are 51.44% for Class A, Class B, Class C, and Class Z; and 15.91% for Class R. The Moderate Customized Blend Index Closest Month-End to Inception average annual total returns are 5.32% for Class A, Class B, Class C, and Class Z; and 2.85% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 51.29% for Class A, Class B, Class C, and Class Z; and 12.78% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 5.31% for Class A, Class B, Class C, and Class Z; and 2.32% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 47.25% for Class A, Class B, Class C, and Class Z; and 11.19% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 4.96% for Class A, Class B, Class C, and Class Z; and 2.04% for Class R.

Prudential Asset Allocation Funds	7

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio is around 60%:40%. Lipper Average Closest Month-End to Inception cumulative total returns are 44.92% for Class A, Class B, Class C, and Class Z; and 12.80% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 4.70% for Class A, Class B, Class C, and Class Z; and 2.27% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

8	Visit our website at www.prudentialfunds.com

Performance Target—Moderate Customized Blend

The Prudential Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2012, and their weightings in the Moderate Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The BofA Merrill Lynch 1-3 Year Corporate Index is an unmanaged index consisting of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	9

Your Fund’s Performance—Growth Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.10%; Class B, 2.80%; Class C, 2.80%; Class R, 2.55%; Class Z, 1.80%. Net operating expenses: Class A, 1.85%; Class B, 2.60%; Class C, 2.60%; Class R, 2.10%; Class Z, 1.60%, after contractual reduction through 1/31/2013. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 1.10% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/12
	Six Months	One Year	Five Years	Since Inception
Class A	20.48%	1.20%	4.38%	51.12% (3/30/04)
Class B	20.07	0.38	0.46	42.44 (3/30/04)
Class C	20.05	0.38	0.54	42.55 (3/30/04)
Class R	20.41	0.98	3.17	5.19 (1/27/07)
Class Z	20.56	1.41	5.65	54.15 (3/30/04)
Growth Customized Blend Index	19.80	3.65	5.31	—
Russell 1000 Index	26.27	7.86	11.43	—
S&P 500 Index	25.86	8.51	10.48	—
Lipper Multi-Cap Core Funds Average	24.67	2.95	6.73	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Since Inception
Class A		–4.37%	–0.27%	4.55% (3/30/04)
Class B		–4.62	–0.10	4.52 (3/30/04)
Class C		–0.62	0.11	4.53 (3/30/04)
Class R		0.98	0.63	0.97 (1/27/07)
Class Z		1.41	1.11	5.55 (3/30/04)
Growth Customized Blend Index		3.65	1.04	—
Russell 1000 Index		7.86	2.19	—
S&P 500 Index		8.51	2.01	—
Lipper Multi-Cap Core Funds Average		2.95	1.21	—

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

10	Visit our website at www.prudentialfunds.com

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to sales charges, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to sales charges or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Growth Customized Blend Index

The Growth Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (58%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (24%), the Barclays Capital U.S. Aggregate Bond Index (8%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%) and the Citigroup 3-Month T-Bill Index (5%). See page 13 for the definitions of each component index. The Growth Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Growth Customized Blend Index Closest Month-End to Inception cumulative total returns are 50.97% for Class A, Class B, Class C, and Class Z; and 7.65% for Class R. The Growth Customized Blend Index Closest Month-End to Inception average annual total returns are 5.28% for Class A, Class B, Class C, and Class Z; and 1.41% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 51.29% for Class A, Class B, Class C, and Class Z; and 12.78% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 5.31% for Class A, Class B, Class C, and Class Z; and 2.32% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 47.25% for Class A, Class B, Class C, and Class Z; and 11.19% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 4.96% for Class A, Class B, Class C, and Class Z; and 2.04% for Class R.

Prudential Asset Allocation Funds	11

Your Fund’s Performance (continued)

Lipper Multi-Cap Core Funds Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total returns are 46.26% for Class A, Class B, Class C, and Class Z; and 9.23% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 4.77% for Class A, Class B, Class C, and Class Z; and 1.59% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

12	Visit our website at www.prudentialfunds.com

Performance Target—Growth Customized Blend

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2012, and their weightings in the Growth Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	13

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2011, at the beginning of the period, and held through the six-month period ended March 31, 2012. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,105.80	1.57%	$8.27
	Hypothetical	$1,000.00	$1,017.15	1.57%	$7.92

Class B	Actual	$1,000.00	$1,101.20	2.32%	$12.19
	Hypothetical	$1,000.00	$1,013.40	2.32%	$11.68

Class C	Actual	$1,000.00	$1,102.10	2.32%	$12.19
	Hypothetical	$1,000.00	$1,013.40	2.32%	$11.68

Class R	Actual	$1,000.00	$1,104.10	1.82%	$9.57
	Hypothetical	$1,000.00	$1,015.90	1.82%	$9.17

Class Z	Actual	$1,000.00	$1,107.70	1.32%	$6.96
	Hypothetical	$1,000.00	$1,018.40	1.32%	$6.66

Prudential Asset Allocation Funds	15

Fees and Expenses (continued)

Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,154.40	1.71%	$9.21
	Hypothetical	$1,000.00	$1,016.45	1.71%	$8.62

Class B	Actual	$1,000.00	$1,149.60	2.46%	$13.22
	Hypothetical	$1,000.00	$1,012.70	2.46%	$12.38

Class C	Actual	$1,000.00	$1,150.60	2.46%	$13.23
	Hypothetical	$1,000.00	$1,012.70	2.46%	$12.38

Class R	Actual	$1,000.00	$1,153.90	1.96%	$10.55
	Hypothetical	$1,000.00	$1,015.20	1.96%	$9.87

Class Z	Actual	$1,000.00	$1,156.30	1.46%	$7.87
	Hypothetical	$1,000.00	$1,017.70	1.46%	$7.36

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,204.80	1.85%	$10.20
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32

Class B	Actual	$1,000.00	$1,200.70	2.60%	$14.30
	Hypothetical	$1,000.00	$1,012.00	2.60%	$13.08

Class C	Actual	$1,000.00	$1,200.50	2.60%	$14.30
	Hypothetical	$1,000.00	$1,012.00	2.60%	$13.08

Class R	Actual	$1,000.00	$1,204.10	2.10%	$11.57
	Hypothetical	$1,000.00	$1,014.50	2.10%	$10.58

Class Z	Actual	$1,000.00	$1,205.60	1.60%	$8.82
	Hypothetical	$1,000.00	$1,017.00	1.60%	$8.07
* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2012 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	310,734	$6,168,064
Prudential Government Income Fund, Inc. (Class Z)	1,520,990	15,103,433
Prudential High Yield Fund, Inc. (Class Q)	669,102	3,713,516
Prudential International Equity Fund (Class Z)	1,642,736	9,839,986
Prudential Jennison 20/20 Focus Fund (Class Q)*	145,955	2,579,023
Prudential Jennison Equity Opportunity Fund (Class Z)	164,252	2,598,468
Prudential Jennison Growth Fund (Class Z)*	65,765	1,475,770
Prudential Jennison Market Neutral Fund (Class Z)*	373,709	3,662,352
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	119,539	3,938,800
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	48,728	2,452,501
Prudential Jennison Small Company Fund, Inc. (Class Q)	80,998	1,846,755
Prudential Jennison Value Fund (Class Q)	317,680	4,917,693
Prudential Large-Cap Core Equity Fund (Class Z)	503,378	6,402,974
Prudential Mid-Cap Value Fund (Class Q)	81,198	1,233,396
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	3,359,127	38,663,547
Prudential Small-Cap Value Fund (Class Z)	125,176	1,836,336
Prudential Strategic Value Fund (Class Z)	337,169	3,698,742
Prudential Total Return Bond Fund, Inc. (Class Q)	815,333	11,545,120

TOTAL LONG-TERM INVESTMENTS (cost $102,383,528)		121,676,476

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,253,429; Note 3)	1,253,429	1,253,429

TOTAL INVESTMENTS(a) 100.1% (cost $103,636,957; Note 5)		122,929,905
Liabilities in excess of other assets (0.1)%		(164,923)

NET ASSETS 100.0%		$122,764,982

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	17

Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$121,676,476	$—	$—
Affiliated Money Market Mutual Fund	1,253,429	—	—

Total	$122,929,905	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Short-Term Debt	31.5%
U.S. Government Debt	12.3
Large-Cap Core	10.3
Multi-Sector Debt	9.4
International	8.0
Global Real Estate	5.1
Large/Mid-Cap Growth	4.4
Large-Cap Value	4.0
High Yield	3.0
Strategic Value	3.0%
Small/Mid-Cap Value	2.5
Multi-Cap Value	2.1
Natural Resources	2.0
Small-Cap Core	1.5

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2012 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	375,987	$7,463,348
Prudential Government Income Fund, Inc. (Class Z)	1,670,277	16,585,850
Prudential High Yield Fund, Inc. (Class Q)	813,633	4,515,661
Prudential International Equity Fund (Class Z)	3,231,681	19,357,770
Prudential Jennison 20/20 Focus Fund (Class Q)*	361,400	6,385,934
Prudential Jennison Equity Opportunity Fund (Class Z)	386,986	6,122,119
Prudential Jennison Growth Fund (Class Z)*	158,940	3,566,609
Prudential Jennison Market Neutral Fund (Class Z)*	604,404	5,923,159
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	239,691	7,897,807
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	88,628	4,460,636
Prudential Jennison Small Company Fund, Inc. (Class Q)	195,538	4,458,258
Prudential Jennison Value Fund (Class Q)	480,928	7,444,759
Prudential Large-Cap Core Equity Fund (Class Z)	960,821	12,221,644
Prudential Mid-Cap Value Fund (Class Q)	196,655	2,987,190
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	1,201,111	13,824,792
Prudential Small-Cap Value Fund (Class Z)	302,940	4,444,133
Prudential Strategic Value Fund (Class Z)	815,998	8,951,494
Prudential Total Return Bond Fund, Inc. (Class Q)	756,938	10,718,248

TOTAL LONG-TERM INVESTMENTS (cost $117,686,879)		147,329,411

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,606,288; Note 3)	1,606,288	1,606,288

TOTAL INVESTMENTS(a) 100.3% (cost $119,293,167; Note 5)		148,935,699
Liabilities in excess of other assets (0.3)%		(412,098)

NET ASSETS 100.0%		$148,523,601

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	19

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$147,329,411	$—	$—
Affiliated Money Market Mutual Fund	1,606,288	—	—

Total	$148,935,699	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Large-Cap Core	16.5%
International	13.1
U.S. Government Debt	11.2
Short-Term Debt	9.3
Large/Mid-Cap Growth	7.7
Multi-Sector Debt	7.2
Strategic Value	6.0
Global Real Estate	5.0
Large-Cap Value	5.0
Small/Mid-Cap Value	5.0%
Multi-Cap Value	4.1
High Yield	3.1
Natural Resources	3.0
Small-Cap Core	3.0

99.2
Short-Term Investment	1.1
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2012 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	198,029	$3,930,880
Prudential Government Income Fund, Inc. (Class Z)	79,236	786,812
Prudential International Equity Fund (Class Z)	2,490,279	14,916,774
Prudential Jennison 20/20 Focus Fund (Class Q)*	238,769	4,219,040
Prudential Jennison Equity Opportunity Fund (Class Z)	362,515	5,734,991
Prudential Jennison Growth Fund (Class Z)*	121,936	2,736,243
Prudential Jennison Market Neutral Fund (Class Z)*	398,074	3,901,125
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	152,504	5,025,017
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	62,329	3,136,994
Prudential Jennison Small Company Fund, Inc. (Class Q)	154,238	3,516,633
Prudential Jennison Value Fund (Class Q)	354,965	5,494,853
Prudential Large-Cap Core Equity Fund (Class Z)	691,362	8,794,126
Prudential Mid-Cap Value Fund (Class Q)	154,844	2,352,086
Prudential Small-Cap Value Fund (Class Z)	238,724	3,502,088
Prudential Strategic Value Fund (Class Z)	572,438	6,279,647
Prudential Total Return Bond Fund, Inc. (Class Q)	233,132	3,301,146

TOTAL LONG-TERM INVESTMENTS (cost $61,789,293)		77,628,455

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $752,675; Note 3)	752,675	752,675

TOTAL INVESTMENTS(a) 100.1% (cost $62,541,968; Note 5)		78,381,130
Liabilities in excess of other assets (0.1)%		(90,069)

NET ASSETS 100.0%		$78,291,061

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	21

Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$77,628,455	$—	$—
Affiliated Money Market Mutual Fund	752,675	—	—

Total	$78,381,130	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Large-Cap Core	21.6%
International	19.1
Small/Mid-Cap Value	13.9
Large/Mid-Cap Growth	10.8
Strategic Value	8.0
Large-Cap Value	7.0
Global Real Estate	5.0
Small-Cap Core	4.5
Multi-Sector Debt	4.2%
Natural Resources	4.0
U.S. Government Debt	1.0

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2012	SEMIANNUAL REPORT

Prudential Asset Allocation Funds

Prudential Conservative Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2012 (Unaudited)

Assets
Affiliated investments (cost $103,636,957)	$122,929,905
Receivable for investments sold	425,000
Dividends receivable	205,252
Receivable for Fund shares sold	150,038
Prepaid expenses	177

Total assets	123,710,372

Liabilities
Payable for investments purchased	633,001
Accrued expenses	110,881
Payable for Fund shares reacquired	94,195
Distribution fee payable	65,472
Management fee payable	18,330
Payable to custodian	16,871
Affiliated transfer agent fee payable	6,640

Total liabilities	945,390

Net Assets	$122,764,982

Net assets were comprised of:
Common stock, at par	$10,062
Paid-in capital in excess of par	106,535,102

106,545,164
Undistributed net investment income	238,566
Accumulated net realized loss on investment transactions	(3,311,696)
Net unrealized appreciation on investments	19,292,948

Net assets, March 31, 2012	$122,764,982

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($56,724,188 ÷ 4,639,752 shares of common stock issued and outstanding)	$12.23
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price to public	$12.94

Class B
Net asset value, offering price and redemption price per share ($45,319,137 ÷ 3,722,586 shares of common stock issued and outstanding)	$12.17

Class C
Net asset value, offering price and redemption price per share ($17,551,259 ÷ 1,441,329 shares of common stock issued and outstanding)	$12.18

Class R
Net asset value, offering price and redemption price per share ($38,522 ÷ 3,142 shares of common stock issued and outstanding)	$12.26

Class Z
Net asset value, offering price and redemption price per share ($3,131,876 ÷ 255,145 shares of common stock issued and outstanding)	$12.27

See Notes to Financial Statements.

Prudential Asset Allocation Funds	25

Prudential Moderate Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2012 (Unaudited)

Assets
Affiliated investments (cost $119,293,167)	$148,935,699
Cash	46,148
Receivable for investments sold	765,000
Receivable for Fund shares sold	286,766
Dividends receivable	138,546
Prepaid expenses	177

Total assets	150,172,336

Liabilities
Payable for investments purchased	1,206,434
Payable for Fund shares reacquired	213,772
Accrued expenses	110,985
Distribution fee payable	79,579
Management fee payable	25,055
Affiliated transfer agent fee payable	12,910

Total liabilities	1,648,735

Net Assets	$148,523,601

Net assets were comprised of:
Common stock, at par	$11,787
Paid-in capital in excess of par	131,142,405

131,154,192
Undistributed net investment income	438,066
Accumulated net realized loss on investment transactions	(12,711,189)
Net unrealized appreciation on investments	29,642,532

Net assets, March 31, 2012	$148,523,601

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($69,535,402 ÷ 5,505,398 shares of common stock issued and outstanding)	$12.63
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.37

Class B
Net asset value, offering price and redemption price per share ($56,959,041 ÷ 4,529,951 shares of common stock issued and outstanding)	$12.57

Class C
Net asset value, offering price and redemption price per share ($19,575,115 ÷ 1,557,335 shares of common stock issued and outstanding)	$12.57

Class R
Net asset value, offering price and redemption price per share ($7,087 ÷ 562 shares of common stock issued and outstanding)	$12.61

Class Z
Net asset value, offering price and redemption price per share ($2,446,956 ÷ 193,727 shares of common stock issued and outstanding)	$12.63

See Notes to Financial Statements.

Prudential Asset Allocation Funds	27

Prudential Growth Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2012 (Unaudited)

Assets
Affiliated investments (cost $62,541,968)	$78,381,130
Receivable for investments sold	605,000
Receivable for Fund shares sold	50,237
Dividends receivable	12,328
Prepaid expenses	179

Total assets	79,048,874

Liabilities
Payable for investments purchased	552,579
Accrued expenses	97,179
Distribution fee payable	41,910
Payable to custodian	39,094
Management fee payable	1,864
Payable for Fund shares reacquired	13,138
Affiliated transfer agent fee payable	12,049

Total liabilities	757,813

Net Assets	$78,291,061

Net assets were comprised of:
Common stock, at par	$5,882
Paid-in capital in excess of par	72,151,695

72,157,577
Undistributed net investment income	311,520
Accumulated net realized loss on investment transactions	(10,017,198)
Net unrealized appreciation on investments	15,839,162

Net assets, March 31, 2012	$78,291,061

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($37,744,397 ÷ 2,789,751 shares of common stock issued and outstanding)	$13.53
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.32

Class B
Net asset value, offering price and redemption price per share ($30,306,286 ÷ 2,313,385 shares of common stock issued and outstanding)	$13.10

Class C
Net asset value, offering price and redemption price per share ($9,518,177 ÷ 725,923 shares of common stock issued and outstanding)	$13.11

Class R
Net asset value, offering price and redemption price per share ($2,534 ÷ 188.4 shares of common stock issued and outstanding)	$13.45

Class Z
Net asset value, offering price and redemption price per share ($719,667 ÷ 52,675 shares of common stock issued and outstanding)	$13.66

See Notes to Financial Statements.

Prudential Asset Allocation Funds	29

Prudential Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2012 (Unaudited)

Net Investment Income
Affiliated dividend income	$1,813,180

Expenses
Management fee	123,458
Distribution fee—Class A	70,685
Distribution fee—Class B	226,685
Distribution fee—Class C	93,859
Distribution fee—Class R	99
Transfer agent’s fees and expenses (including affiliated expense of $16,500) (Note 3)	74,000
Registration fees	39,000
Custodian’s fees and expenses	37,000
Reports to shareholders	14,000
Audit fee	11,000
Legal fees and expenses	9,000
Directors’ fees	7,000
Miscellaneous	6,498

Total expenses	712,284
Less: Expense subsidy (Note 2)	(12,140)

Net expenses	700,144

Net investment income	1,113,036

Net Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain on investment transactions	2,288,092
Net capital gain distributions received	888,583

3,176,675
Net change in unrealized appreciation (depreciation) on investments	7,781,751

Net gain on investments	10,958,426

Net Increase In Net Assets Resulting From Operations	$12,071,462

See Notes to Financial Statements.

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Prudential Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2012 (Unaudited)

Net Investment Income
Affiliated dividend income	$1,739,519

Expenses
Management fee	142,674
Distribution fee—Class A	81,407
Distribution fee—Class B	284,082
Distribution fee—Class C	91,033
Distribution fee—Class R	26
Transfer agent’s fees and expenses (including affiliated expense of $29,200) (Note 3)	97,000
Registration fees	40,000
Custodian’s fees and expenses	36,000
Reports to shareholders	14,000
Audit fee	11,000
Legal fees and expenses	9,000
Directors’ fees	7,000
Miscellaneous	5,470

Total expenses	818,692
Less: Expense subsidy (Note 2)	(5,437)

Net expenses	813,255

Net investment income	926,264

Net Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain on investment transactions	3,824,783
Net capital gain distributions received	1,232,237

5,057,020
Net change in unrealized appreciation (depreciation) on investments	14,032,286

Net gain on investments	19,089,306

Net Increase In Net Assets Resulting From Operations	$20,015,570

See Notes to Financial Statements.

Prudential Asset Allocation Funds	31

Prudential Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2012 (Unaudited)

Net Investment Income
Affiliated dividend income	$734,517

Expenses
Management fee	74,083
Distribution fee—Class A	43,152
Distribution fee—Class B	149,760
Distribution fee—Class C	44,929
Distribution fee—Class R	6
Transfer agent’s fees and expenses (including affiliated expense of $24,600) (Note 3)	70,000
Registration fees	37,000
Custodian’s fees and expenses	35,000
Audit fee	11,000
Reports to shareholders	11,000
Legal fees and expenses	11,000
Directors’ fees	6,000
Miscellaneous	5,750

Total expenses	498,680
Less: Expense subsidy (Note 2)	(75,683)

Net expenses	422,997

Net investment income	311,520

Net Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on Investment transactions	1,321,462
Net capital gain distributions received	796,483

2,117,945
Net change in unrealized appreciation (depreciation) on investments	11,028,418

Net gain on investments	13,146,363

Net Increase In Net Assets Resulting From Operations	$13,457,883

See Notes to Financial Statements.

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Prudential Conservative Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,113,036	$1,978,195
Net realized gain on investment transactions	2,288,092	2,035,819
Net capital gain distributions received	888,583	173,196
Net change in unrealized appreciation (depreciation) on investments	7,781,751	(5,043,375)

Net increase (decrease) in net assets resulting from operations	12,071,462	(856,165)

Dividends from net investment income (Note 1)
Class A	(706,134)	(995,474)
Class B	(395,593)	(637,559)
Class C	(159,256)	(254,069)
Class R	(529)	(785)
Class Z	(36,466)	(31,800)

	(1,297,978)	(1,919,687)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,832,694	34,718,533
Net asset value of shares issued in reinvestment of dividends and distributions	1,089,083	1,637,878
Cost of shares reacquired	(18,978,574)	(26,777,206)

Net increase (decrease) in net assets from Fund share transactions	(9,056,797)	9,579,205

Total increase	1,716,687	6,803,353

Net Assets:
Beginning of period	121,048,295	114,244,942

End of period(a)	$122,764,982	$121,048,295

(a) Includes undistributed net investment income of:	$238,566	$423,508

See Notes to Financial Statements.

Prudential Asset Allocation Funds	33

Prudential Moderate Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$926,264	$1,225,307
Net realized gain on investment transactions	3,824,783	4,469,191
Net capital gain distributions received	1,232,237	136,850
Net change in unrealized appreciation (depreciation) on investments	14,032,286	(7,865,682)

Net increase (decrease) in net assets resulting from operations	20,015,570	(2,034,334)

Dividends from net investment income (Note 1)
Class A	(869,317)	(779,380)
Class B	(329,834)	(366,506)
Class C	(105,427)	(93,090)
Class R	(129)	(25)
Class Z	(41,396)	(28,435)

	(1,346,103)	(1,267,436)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,640,486	24,038,317
Net asset value of shares issued in reinvestment of dividends	1,281,064	1,222,912
Cost of shares reacquired	(13,027,206)	(34,168,978)

Net decrease in net assets from Fund share transactions	(4,105,656)	(8,907,749)

Total increase (decrease)	14,563,811	(12,209,519)

Net Assets:
Beginning of period	133,959,790	146,169,309

End of period(a)	$148,523,601	$133,959,790

(a) Includes undistributed net investment income of:	$438,066	$857,905

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$311,520	$(94,176)
Net realized gain on investment and foreign currency transactions	1,321,462	1,840,640
Net capital gain distributions received	796,483	58,425
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,028,418	(4,115,834)

Net increase (decrease) in net assets resulting from operations	13,457,883	(2,310,945)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,712,533	12,201,484
Cost of shares reacquired	(6,179,024)	(14,973,942)

Net decrease in net assets from Fund share transactions	(2,466,491)	(2,772,458)

Total increase (decrease)	10,991,392	(5,083,403)

Net Assets:
Beginning of period	67,299,669	72,383,072

End of period(a)	$78,291,061	$67,299,669

(a) Includes undistributed net investment income of:	$311,520	$—

See Notes to Financial Statements.

Prudential Asset Allocation Funds	35

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Jennison Equity Opportunity Fund, Prudential Jennison Growth Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Conservative Allocation Fund (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Allocation Funds in the preparation of their financial statements.

Securities Valuation: Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on an accrual basis and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds.

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Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund and annually by the Moderate Allocation Fund and the Growth Allocation Fund. Each Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Allocation Funds with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PI pays for the services of QMA, the compensation of officers of the Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20% of each of the Allocation Funds’ average daily net assets.

Prudential Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited) continued

The Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Allocation Funds compensate PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares and .50% of the average daily net assets of the Class R shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Allocation Funds to .50% of each Allocation Funds’ average daily net assets.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2012. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$66,703
Moderate Allocation Fund	82,991
Growth Allocation Fund	56,154

From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended March 31, 2012. These amounts were as follows:

Fund	Class B	Class C
Conservative Allocation Fund	$74,620	$2,624
Moderate Allocation Fund	91,516	1,149
Growth Allocation Fund	38,998	595

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PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Allocation Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Investments in Affiliated Issuers

A summary of cost of purchases and proceeds of sales of shares of affiliated registered investment companies, other than short-term investments, for the six months ended March 31, 2012 is presented as follows:

Conservative Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Global Real Estate Fund (Class Z)	$5,742,397	$271,873	$—	$1,047,000	$46,873	$—	$6,168,064
Prudential Government Income Fund, Inc. (Class Z)	15,363,922	1,442,876	—	1,668,000	200,842	—	15,103,433
Prudential High Yield Fund, Inc. (Class Q)	—	157,690	4,685,755	1,778,000	149,234	—	3,713,516
Prudential High Yield Fund, Inc. (Class Z)	4,999,938	2,259	(4,685,755)	40,000	34,330	—	—
Prudential International Equity Fund (Class Z)	8,850,372	791,457	—	1,133,000	216,457	—	9,839,986
Prudential Jennison 20/20 Focus Fund (Class Q)	3,580,176	144,552	—	1,832,000	—	94,552	2,579,023

Prudential Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) continued

Conservative Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison Equity Opportunity Fund (Class Z)	$2,473,843	$57,609	$—	$565,000	$7,609	$—	$2,598,468
Prudential Jennison Growth Fund (Class Z)	2,531,746	—	—	1,644,000	—	—	1,475,770
Prudential Jennison Market Neutral Fund (Class Z)	3,809,043	115,000	—	278,000	—	—	3,662,352
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	2,394,717	1,325,743	—	413,000	12,918	12,826	3,938,800
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	2,014,419	415,000	—	377,000	—	—	2,452,501
Prudential Jennison Small Company Fund, Inc. (Class Q)	1,717,047	7,763	—	324,000	7,763	—	1,846,755
Prudential Jennison Value Fund (Class Q)	—	174,160	4,578,625	1,979,000	49,160	—	4,917,693
Prudential Jennison Value Fund (Class Z)	5,790,998	—	(4,578,625)	350,000	—	—	—
Prudential Large-Cap Core Equity Fund (Class Z)	6,236,385	506,240	—	1,460,000	79,680	426,560	6,402,974
Prudential Mid-Cap Value Fund (Class Q)	2,320,668	31,855	—	1,601,000	31,855	—	1,233,396
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	—	15,675	37,253,903	310,000	107,448	—	38,663,547
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	34,374,460	7,345,102	(37,253,903)	3,297,000	564,710	—	—
Prudential Small-Cap Value Fund (Class Z)	1,725,385	18,700	—	354,000	18,700	—	1,836,336

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Conservative Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Strategic Value Fund (Class Z)	$—	$3,900,000	$—	$325,000	$—	$—	$3,698,742
Prudential Total Return Bond Fund, Inc. (Class Q)	16,131,597	1,136,965	—	5,744,000	284,358	354,645	11,545,120

Total	$120,057,113	$17,860,519	$—	$26,519,000	$1,811,937	$888,583	$121,676,476

Moderate Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Global Real Estate Fund (Class Z)	$6,298,094	$328,619	$—	$506,330	$53,619	$—	$7,463,348
Prudential Government Income Fund, Inc. (Class Z)	13,332,632	4,390,916	—	1,087,040	187,226	—	16,585,850
Prudential High Yield Fund, Inc. (Class Q)	—	189,045	3,947,073	213,240	140,506	—	4,515,661
Prudential High Yield Fund, Inc. (Class Z)	4,201,471	51,900	(3,947,073)	45,000	28,840	—	—
Prudential International Equity Fund (Class Z)	16,648,763	1,479,073	—	1,290,370	404,073	—	19,357,770
Prudential Jennison 20/20 Focus Fund (Class Q)	6,512,081	579,510	—	2,022,060	—	179,509	6,385,934
Prudential Jennison Equity Opportunity Fund (Class Z)	5,378,377	41,924	—	698,090	16,924	—	6,122,119
Prudential Jennison Growth Fund (Class Z)	4,156,504	350,000	—	1,978,550	—	—	3,566,609
Prudential Jennison Market Neutral Fund (Class Z)	5,588,306	530,000	—	217,350	—	—	5,923,159
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	5,343,667	1,668,965	—	497,440	29,588	29,377	7,897,807

Prudential Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	$3,342,640	$605,000	$—	$147,670	$—	$—	$4,460,636
Prudential Jennison Small Company Fund, Inc. (Class Q)	3,923,334	47,622	—	538,020	17,622	—	4,458,258
Prudential Jennison Value Fund (Class Q)	—	239,846	8,572,096	5,065,440	89,846	—	7,444,759
Prudential Jennison Value Fund (Class Z)	10,467,651	—	(8,572,096)	505,000	—	—	—
Prudential Large-Cap Core Equity Fund (Class Z)	10,946,058	914,369	—	1,661,100	143,918	770,451	12,221,644
Prudential Mid-Cap Value Fund (Class Q)	5,276,130	72,143	—	3,467,440	72,143	—	2,987,190
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	—	105,591	12,794,622	175,000	38,005	—	13,824,792
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	16,204,513	1,602,995	(12,794,622)	4,160,740	259,988	—	—
Prudential Small-Cap Value Fund (Class Z)	3,908,911	42,691	—	533,110	42,691	—	4,444,133
Prudential Strategic Value Fund (Class Z)	—	9,000,000	—	340,000	—	—	8,951,494
Prudential Total Return Bond Fund, Inc. (Class Q)	11,308,247	1,046,880	—	1,644,570	213,119	252,900	10,718,248

Total	$132,837,379	$23,287,089	$—	$26,793,560	$1,738,108	$1,232,237	$147,329,411

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Growth Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Global Real Estate Fund (Class Z)	$3,223,197	$217,728	$—	$200,000	$27,728	$—	$3,930,880
Prudential Government Income Fund, Inc. (Class Z)	—	865,600	—	75,000	2,182	—	786,812
Prudential International Equity Fund (Class Z)	12,349,107	1,056,886	—	350,000	306,886	—	14,916,774
Prudential Jennison 20/20 Focus Fund (Class Q)	4,011,214	397,041	—	1,010,000	—	112,042	4,219,040
Prudential Jennison Equity Opportunity Fund (Class Z)	4,758,354	65,370	—	335,000	15,370	—	5,734,991
Prudential Jennison Growth Fund (Class Z)	2,760,572	225,000	—	970,000	—	—	2,736,243
Prudential Jennison Market Neutral Fund (Class Z)	3,521,159	590,000	—	225,000	—	—	3,901,125
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	3,377,346	1,037,575	—	270,000	18,855	18,720	5,025,017
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	2,304,298	540,000	—	160,000	—	—	3,136,994
Prudential Jennison Small Company Fund, Inc. (Class Q)	3,004,694	43,727	—	320,000	13,727	—	3,516,633
Prudential Jennison Value Fund (Class Q)	—	64,665	7,257,299	3,395,000	64,665	—	5,494,853
Prudential Jennison Value Fund (Class Z)	7,357,707	—	(7,257,299)	160,000	—	—	—
Prudential Large-Cap Core Equity Fund (Class Z)	7,539,349	691,629	—	855,000	100,990	540,639	8,794,126
Prudential Mid-Cap Value Fund (Class Q)	4,012,404	56,596	—	2,560,000	56,596	—	2,352,086
Prudential Small-Cap Value Fund (Class Z)	3,005,387	33,482	—	325,000	33,482	—	3,502,088

Prudential Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) continued

Growth Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Strategic Value Fund (Class Z)	$—	$6,275,000	$—	$200,000	$—	$—	$6,279,647
Prudential Total Return Bond Fund, Inc. (Class Q)	5,428,071	747,838	—	2,885,000	93,352	125,082	3,301,146

Total	$66,652,859	$12,908,137	$—	$14,295,000	$733,833	$796,483	$77,628,455

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

The United States federal income tax basis and net unrealized appreciation of the Funds’ investments as of March 31, 2012 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Fund	$108,326,060	$14,650,201	$(46,356)	$14,603,845
Moderate Allocation Fund	127,579,075	21,440,188	(83,564)	21,356,624
Growth Allocation Fund	66,690,314	11,745,091	(54,275)	11,690,816

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes the following Allocation Funds elected to treat post-October losses incurred in the period November 1, 2010 to September 30, 2011 as having been incurred in the following year (September 30, 2012). In addition, certain Allocation Funds had capital loss carryforwards as of September 30, 2011.

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Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. The approximate amounts were as follows:

Fund	Post-October Capital Losses	Capital Loss Carryforward
Conservative Allocation Fund	$72,000	$1,728,000(a)
Moderate Allocation Fund	69,000	9,414,000(b)
Growth Allocation Fund	—	7,987,000(c)

(a)	$62,000 expiring in 2017 and $1,666,000 expiring in 2018.
(b)	$386,000 expiring in 2017 and $9,028,000 expiring in 2018.
(c)	$682,000 expiring in 2017, $6,702,000 expiring in 2018 and $603,000 expiring in 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Allocation Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series. Each of the Allocation Funds has five classes, designated Class A, Class B, Class C, Class R and Class Z shares, each of which consists of 250 million, 250 million, 250 million, 100 million, and 150 million authorized shares, respectively. Each class of par value shares represents an interest in the same assets of the Company and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or

Prudential Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) continued

services fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) Class B shares have a conversion feature and (5) Class R and Class Z shares are offered exclusively for sale to a limited group of investors. Under certain circumstances, an exchange may be made from specified share classes of the Allocation Funds to one or more other share classes of the Allocation Funds as presented in the table of transactions in shares of common stock. As of March 31, 2012, PI owned 240, 218 and 188 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2012:
Shares sold	359,287	$4,252,232
Shares issued in reinvestment of dividends	49,610	574,168
Shares reacquired	(686,336)	(8,189,091)

Net increase (decrease) in shares outstanding before conversion	(277,439)	(3,362,691)
Shares issued upon conversion from Class B	108,167	1,287,424
Shares reacquired upon conversion into Class Z	(2,648)	(31,488)

Net increase (decrease) in shares outstanding	(171,920)	$(2,106,755)

Year ended September 30, 2011:
Shares sold	1,715,934	$20,358,543
Shares issued in reinvestment of dividends	70,562	835,057
Shares reacquired	(1,000,502)	(11,740,323)

Net increase (decrease) in shares outstanding before conversion	785,994	9,453,277
Shares issued upon conversion from Class B	181,007	2,136,826
Shares reacquired upon conversion into Class Z	(2,300)	(27,702)

Net increase (decrease) in shares outstanding	964,701	$11,562,401

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Class B	Shares	Amount
Six months ended March 31, 2012:
Shares sold	141,372	$1,667,199
Shares issued in reinvestment of dividends	31,187	360,056
Shares reacquired	(313,528)	(3,684,069)

Net increase (decrease) in shares outstanding before conversion	(140,969)	(1,656,814)
Shares reacquired upon conversion into Class A	(108,583)	(1,287,424)

Net increase (decrease) in shares outstanding	(249,552)	$(2,944,238)

Year ended September 30, 2011:
Shares sold	568,169	$6,679,162
Shares issued in reinvestment of dividends	50,048	589,421
Shares reacquired	(870,493)	(10,288,901)

Net increase (decrease) in shares outstanding before conversion	(252,276)	(3,020,318)
Shares reacquired upon conversion into Class A	(181,673)	(2,136,826)

Net increase (decrease) in shares outstanding	(433,949)	$(5,157,144)

Class C
Six months ended March 31, 2012:
Shares sold	156,235	$1,834,300
Shares issued in reinvestment of dividends	10,559	121,933
Shares reacquired	(552,244)	(6,412,432)

Net increase (decrease) in shares outstanding	(385,450)	$(4,456,199)

Year ended September 30, 2011:
Shares sold	499,495	$5,889,172
Shares issued in reinvestment of dividends	15,584	183,750
Shares reacquired	(373,560)	(4,388,660)

Net increase (decrease) in shares outstanding	141,519	$1,684,262

Class R
Six months ended March 31, 2012:
Shares sold	404	$4,753
Shares issued in reinvestment of dividends	45	529
Shares reacquired	(3,885)	(45,065)

Net increase (decrease) in shares outstanding	(3,436)	$(39,783)

Year ended September 30, 2011:
Shares sold	4,800	$57,190
Shares issued in reinvestment of dividends	66	785
Shares reacquired	(394)	(4,806)

Net increase (decrease) in shares outstanding	4,472	$53,169

Prudential Asset Allocation Funds	47

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2012:
Shares sold	90,551	$1,074,210
Shares issued in reinvestment of dividends	2,790	32,397
Shares reacquired	(54,542)	(647,917)

Net increase (decrease) in shares outstanding before conversion	38,799	458,690
Shares issued upon conversion from Class A	2,639	31,488

Net increase (decrease) in shares outstanding	41,438	$490,178

Year ended September 30, 2011:
Shares sold	144,607	$1,734,466
Shares issued in reinvestment of dividends	2,419	28,865
Shares reacquired	(29,693)	(354,516)

Net increase (decrease) in shares outstanding before conversion	117,333	1,408,815
Shares issued upon conversion from Class A	2,293	27,702

Net increase (decrease) in shares outstanding	119,626	$1,436,517

Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2012:
Shares sold	321,361	$3,876,776
Shares issued in reinvestment of dividends	71,230	833,386
Shares reacquired	(547,654)	(6,569,080)

Net increase (decrease) in shares outstanding before conversion	(155,063)	(1,858,918)
Shares issued upon conversion from Class B	237,581	2,898,477

Net increase (decrease) in shares outstanding	82,518	$1,039,559

Year ended September 30, 2011:
Shares sold	887,207	$10,761,444
Shares issued in reinvestment of dividends	63,260	758,494
Shares reacquired	(1,259,662)	(15,306,898)

Net increase (decrease) in shares outstanding before conversion	(309,195)	(3,786,960)
Shares issued upon conversion from Class B	438,140	5,249,281
Shares reacquired upon conversion into Class Z	(11,000)	(134,975)

Net increase (decrease) in shares outstanding	117,945	$1,327,346

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Class B	Shares	Amount
Six months ended March 31, 2012:
Shares sold	149,450	$1,797,486
Shares issued in reinvestment of dividends	27,907	325,674
Shares reacquired	(372,163)	(4,419,924)

Net increase (decrease) in shares outstanding before conversion	(194,806)	(2,296,764)
Shares reacquired upon conversion into Class A	(239,302)	(2,898,477)

Net increase (decrease) in shares outstanding	(434,108)	$(5,195,241)

Year ended September 30, 2011:
Shares sold	622,740	$7,449,653
Shares issued in reinvestment of dividends	30,278	362,130
Shares reacquired	(1,110,210)	(13,413,102)

Net increase (decrease) in shares outstanding before conversion	(457,192)	(5,601,319)
Shares reacquired upon conversion into Class A	(440,959)	(5,249,281)

Net increase (decrease) in shares outstanding	(898,151)	$(10,850,600)

Class C
Six months ended March 31, 2012:
Shares sold	146,275	$1,782,486
Shares issued in reinvestment of dividends	7,070	82,506
Shares reacquired	(133,038)	(1,581,618)

Net increase (decrease) in shares outstanding	20,307	$283,374

Year ended September 30, 2011:
Shares sold	408,612	$4,968,972
Shares issued in reinvestment of dividends	6,302	75,369
Shares reacquired	(397,934)	(4,803,120)

Net increase (decrease) in shares outstanding	16,980	$241,221

Class R
Six months ended March 31, 2012:
Shares sold	346	$4,374
Shares issued in reinvestment of dividends	11	129
Shares reacquired	(790)	(9,927)

Net increase (decrease) in shares outstanding	(433)	$(5,424)

Year ended September 30, 2011:
Shares sold	779.00	$9,800
Shares issued in reinvestment of dividends	2.10	25
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	781.10	$9,825

Prudential Asset Allocation Funds	49

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2012:
Shares sold	14,898	$179,364
Shares issued in reinvestment of dividends	3,368	39,369
Shares reacquired	(36,319)	(446,657)

Net increase (decrease) in shares outstanding	(18,053)	$(227,924)

Year ended September 30, 2011:
Shares sold	68,899	$848,448
Shares issued in reinvestment of dividends	2,243	26,894
Shares reacquired	(53,047)	(645,858)

Net increase (decrease) in shares outstanding before conversion	18,095	229,484
Shares issued upon conversion from Class A	10,991	134,975

Net increase (decrease) in shares outstanding	29,086	$364,459

Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2012:
Shares sold	148,454	$1,898,414
Shares reacquired	(234,555)	(2,968,224)

Net increase (decrease) in shares outstanding before conversion	(86,101)	(1,069,810)
Shares issued upon conversion from Class B	124,944	1,614,207

Net increase (decrease) in shares outstanding	38,843	$544,397

Year ended September 30, 2011:
Shares sold	442,138	$5,659,598
Shares reacquired	(526,569)	(6,749,074)

Net increase (decrease) in shares outstanding before conversion	(84,431)	(1,089,476)
Shares issued upon conversion from Class B	245,816	3,089,969
Shares reacquired upon conversion into Class Z	(10,730)	(138,203)

Net increase (decrease) in shares outstanding	150,655	$1,862,290

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Class B	Shares	Amount
Six months ended March 31, 2012:
Shares sold	82,391	$1,008,054
Shares reacquired	(179,540)	(2,218,782)

Net increase (decrease) in shares outstanding before conversion	(97,149)	(1,210,728)
Shares reacquired upon conversion into Class A	(128,867)	(1,614,207)

Net increase (decrease) in shares outstanding	(226,016)	$(2,824,935)

Year ended September 30, 2011:
Shares sold	331,762	$4,116,047
Shares reacquired	(470,549)	(5,902,915)

Net increase (decrease) in shares outstanding before conversion	(138,787)	(1,786,868)
Shares reacquired upon conversion into Class	(252,389)	(3,089,969)

Net increase (decrease) in shares outstanding	(391,176)	$(4,876,837)

Class C
Six months ended March 31, 2012:
Shares sold	57,566	$690,692
Shares reacquired	(80,746)	(969,152)

Net increase (decrease) in shares outstanding	(23,180)	$(278,460)

Year ended September 30, 2011:
Shares sold	183,369	$2,291,457
Shares reacquired	(179,404)	(2,257,523)

Net increase (decrease) in shares outstanding	3,965	$33,934

Class Z
Six months ended March 31, 2012:
Shares sold	8,955	$115,373
Shares reacquired	(1,735)	(22,866)

Net increase (decrease) in shares outstanding	7,220	$92,507

Year ended September 30, 2011:
Shares sold	10,193	$134,382
Shares reacquired	(4,882)	(64,430)

Net increase (decrease) in shares outstanding before conversion	5,311	69,952
Shares issued upon conversion from Class A	10,639	138,203

Net increase (decrease) in shares outstanding	15,950	$208,155

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an

Prudential Asset Allocation Funds	51

Notes to Financial Statements

(Unaudited) continued

annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Allocation Funds did not utilize the SCA during the six months ended March 31, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.20		$11.41	$10.64	$10.28	$11.91	$11.21
Income (loss) from investment operations:
Net investment income	.13		.23	.24	.24	.27	.28
Net realized and unrealized gain (loss) on investment transactions	1.05		(.21)	.77	.51	(1.38)	.81
Total from investment operations	1.18		.02	1.01	.75	(1.11)	1.09
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.23)	(.24)	(.24)	(.36)	(.27)
Distributions from net realized gains	-		-	-	(.15)	(.16)	(.12)
Total dividends and distributions	(.15)		(.23)	(.24)	(.39)	(.52)	(.39)
Net asset value, end of period	$12.23		$11.20	$11.41	$10.64	$10.28	$11.91
Total Return(b):	10.58%		.10%	9.61%	8.06%	(9.75)%	9.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,724		$53,890	$43,900	$35,354	$27,730	$20,683
Average net assets (000)	$56,576		$52,244	$39,798	$26,869	$26,310	$16,051
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.75%	(e)	.75%	.75%	.75%	.75%	.76%
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.50%	.50%	.50%	.50%	.51%
Net investment income	2.18%	(e)	1.97%	2.21%	2.62%	2.38%	2.39%
Portfolio turnover rate	15%	(f)	16%	29%	69%	24%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .77%, .77%, .80%, .87%, 1.00% and 1.33% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .52%, .52%, .55%, .62%, .75% and 1.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. The net investment income ratios would have been 2.16%, 1.95%, 2.16%, 2.50%, 2.13% and 1.82% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	53

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.15		$11.37	$10.60	$10.25	$11.88	$11.18
Income (loss) from investment operations:
Net investment income	.08		.15	.16	.16	.18	.19
Net realized and unrealized gain (loss) on investment transactions	1.04		(.22)	.77	.52	(1.37)	.81
Total from investment operations	1.12		(.07)	.93	.68	(1.19)	1.00
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.15)	(.16)	(.18)	(.28)	(.18)
Distributions from net realized gains	-		-	-	(.15)	(.16)	(.12)
Total dividends and distributions	(.10)		(.15)	(.16)	(.33)	(.44)	(.30)
Net asset value, end of period	$12.17		$11.15	$11.37	$10.60	$10.25	$11.88
Total Return(b):	10.12%		(0.72)%	8.85%	7.21%	(10.42)%	9.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,319		$44,301	$50,082	$39,398	$20,376	$13,027
Average net assets (000)	$45,337		$51,101	$45,227	$26,506	$15,543	$11,421
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.50%	.51%
Net investment income	1.43%	(d)	1.27%	1.45%	1.75%	1.61%	1.67%
Portfolio turnover rate	15%	(e)	16%	29%	69%	24%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.52%, 1.52%, 1.55%, 1.62%, 1.75% and 2.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .52%, .52%, .55%, .62%, .75% and 1.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. The net investment income ratios would have been 1.41%, 1.25%, 1.40%, 1.63%, 1.36% and 1.10% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.16		$11.37	$10.61	$10.25	$11.88	$11.18
Income (loss) from investment operations:
Net investment income	.09		.15	.16	.18	.18	.19
Net realized and unrealized gain (loss) on investment transactions	1.03		(.21)	.76	.51	(1.37)	.81
Total from investment operations	1.12		(.06)	.92	.69	(1.19)	1.00
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.15)	(.16)	(.18)	(.28)	(.18)
Distributions from net realized gains	-		-	-	(.15)	(.16)	(.12)
Total dividends and distributions	(.10)		(.15)	(.16)	(.33)	(.44)	(.30)
Net asset value, end of period	$12.18		$11.16	$11.37	$10.61	$10.25	$11.88
Total Return(b):	10.21%		(.63)%	8.75%	7.31%	(10.42)%	9.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,551		$20,380	$19,161	$13,762	$8,884	$5,779
Average net assets (000)	$18,772		$20,876	$17,097	$10,334	$7,240	$4,039
Ratios to average net assets(c) :
Expenses, including distribution and service (12b-1) fees	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.50%	.51%
Net investment income	1.49%	(d)	1.25%	1.43%	1.88%	1.62%	1.65%
Portfolio turnover rate	15%	(e)	16%	29%	69%	24%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.52%, 1.52%, 1.55%, 1.62%, 1.75% and 2.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .52%, .52%, .55%, .62%, .75% and 1.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. The net investment income ratios would have been 1.47%, 1.23%, 1.38%, 1.76%, 1.37% and 1.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	55

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,				January 12, 2007(b) through September 30,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.23		$11.45	$10.68	$10.31	$11.91	$11.33
Income (loss) from investment operations:
Net investment income	.10		.19	.21	.18	.32	.16
Net realized and unrealized gain (loss) on investment transactions	1.06		(.21)	.78	.56	(1.43)	.50
Total from investment operations	1.16		(.02)	.99	.74	(1.11)	.66
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.20)	(.22)	(.22)	(.33)	(.08)
Distributions from net realized gains	-		-	-	(.15)	(.16)	-
Total dividends and distributions	(.13)		(.20)	(.22)	(.37)	(.49)	(.08)
Net asset value, end of period	$12.26		$11.23	$11.45	$10.68	$10.31	$11.91
Total Return(c):	10.41%		(.23)%	9.37%	7.86%	(9.75)%	5.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39		$74	$24	$13	$2	$3
Average net assets (000)	$39		$58	$19	$3	$3	$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00%	(f)	1.00%	1.00%	1.00%	1.00%	1.01%	(f)
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.50%	.50%	.50%	.50%	.51%	(f)
Net investment income	1.82%	(f)	1.58%	1.87%	2.17%	2.12%	1.90%	(f)
Portfolio turnover rate	15%	(g)	16%	29%	69%	24%	22%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class R shares.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.02%, 1.02%, 1.05%, 1.12%, 1.25% and 1.58% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and the period ended September 30, 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .52%, .52%, .55%, .62%, .75% and 1.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and the period ended September 30, 2007, respectively. The net investment income ratios would have been 1.80%, 1.56%, 1.82%, 2.05%, 1.87% and 1.33% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and the period ended September 30, 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.24		$11.46	$10.68	$10.32	$11.95	$11.25
Income (loss) from investment operations:
Net investment income	.14		.25	.27	.27	.27	.30
Net realized and unrealized gain (loss) on investment transactions	1.05		(.21)	.78	.51	(1.36)	.82
Total from investment operations	1.19		.04	1.05	.78	(1.09)	1.12
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.26)	(.27)	(.27)	(.38)	(.30)
Distributions from net realized gains	-		-	-	(.15)	(.16)	(.12)
Total dividends and distributions	(.16)		(.26)	(.27)	(.42)	(.54)	(.42)
Net asset value, end of period	$12.27		$11.24	$11.46	$10.68	$10.32	$11.95
Total Return(b):	10.77%		0.26%	9.93%	8.31%	(9.51)%	10.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,132		$2,403	$1,078	$865	$1,021	$337
Average net assets (000)	$2,761		$1,632	$1,020	$863	$579	$196
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.50%	.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.50%	.51%
Net investment income	2.40%	(d)	2.15%	2.44%	2.91%	2.53%	2.59%
Portfolio turnover rate	15%	(e)	16%	29%	69%	24%	22%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .52%, .52%, .55%, .62%, .75% and 1.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .52%, .52%, .55%, .62%, .75% and 1.08% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. The net investment income ratios would have been 2.38%, 2.13%, 2.39%, 2.79%, 2.28% and 2.02% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	57

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011(a)	2010		2009		2008(a)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.09		$11.41	$10.53		$10.64		$13.44	$12.18
Income (loss) from investment operations:
Net investment income	.10		.15	.15		.17		.18	.18
Net realized and unrealized gain (loss) on investment transactions	1.60		(.32)	.84		.19		(2.34)	1.45
Total from investment operations	1.70		(.17)	.99		.36		(2.16)	1.63
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.15)	(.11)		(.17)		(.31)	(.21)
Distributions from net realized gains	-		-	-		(.30)		(.33)	(.16)
Total dividends and distributions	(.16)		(.15)	(.11)		(.47)		(.64)	(.37)
Net asset value, end of period	$12.63		$11.09	$11.41		$10.53		$10.64	$13.44
Total Return(b):	15.44%		(1.63)%	9.40%		4.70%		(16.80)%	13.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,535		$60,123	$60,514		$53,471		$51,802	$46,978
Average net assets (000)	$65,125		$65,266	$57,241		$43,547		$52,040	$37,930
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.75%	(e)(f)	.74%	.75%	(e)	.75%	(e)	.75%	.76%	(e)
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)(f)	.49%	.50%	(e)	.50%	(e)	.50%	.51%	(e)
Net investment income	1.67%	(e)(f)	1.20%	1.37%	(e)	1.88%	(e)	1.49%	1.36%	(e)
Portfolio turnover rate	16%	(g)	19%	28%		71%		23%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .76%, .76%, .80% and .87% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .51%, .55% and .62% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively. The net investment income ratios would have been 1.66%, 1.36%, 1.83% and 1.25% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011(a)	2010		2009		2008(a)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.00		$11.32	$10.46		$10.56		$13.36	$12.13
Income (loss) from investment operations:
Net investment income	.06		.06	.06		.10		.09	.09
Net realized and unrealized gain (loss) on investment transactions	1.58		(.32)	.83		.19		(2.33)	1.43
Total from investment operations	1.64		(.26)	.89		.29		(2.24)	1.52
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.06)	(.03)		(.09)		(.23)	(.13)
Distributions from net realized gains	-		-	-		(.30)		(.33)	(.16)
Total dividends and distributions	(.07)		(.06)	(.03)		(.39)		(.56)	(.29)
Net asset value, end of period	$12.57		$11.00	$11.32		$10.46		$10.56	$13.36
Total Return(b):	14.96%		(2.32)%	8.56%		3.88%		(17.42)%	12.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,959		$54,580	$66,364		$50,890		$40,355	$40,308
Average net assets (000)	$56,816		$68,070	$60,124		$37,913		$41,167	$35,794
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(d)(e)	1.49%	1.50%	(d)	1.50%	(d)	1.50%	1.51%	(d)
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)(e)	.49%	.50%	(d)	.50%	(d)	.50%	.51%	(d)
Net investment income	.96%	(d)(e)	.48%	.59%	(d)	1.07%	(d)	.77%	.64%	(d)
Portfolio turnover rate	16%	(f)	19%	28%		71%		23%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51%, 1.51%, 1.55% and 1.62% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .51%, .55% and .62% for the six months ended March 31, 2012 and the years ended September 2010, 2009 and 2007, respectively. The net investment income ratios would have been .95%, ..58%, 1.02% and .53% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	59

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011(a)	2010		2009		2008(a)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.99		$11.32	$10.46		$10.56		$13.35	$12.12
Income (loss) from investment operations:
Net investment income	.06		.05	.07		.10		.09	.09
Net realized and unrealized gain (loss) on investment transactions	1.59		(.32)	.82		.19		(2.32)	1.43
Total from investment operations	1.65		(.27)	.89		.29		(2.23)	1.52
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.06)	(.03)		(.09)		(.23)	(.13)
Distributions from net realized gains	-		-	-		(.30)		(.33)	(.16)
Total dividends and distributions	(.07)		(.06)	(.03)		(.39)		(.56)	(.29)
Net asset value, end of period	$12.57		$10.99	$11.32		$10.46		$10.56	$13.35
Total Return(b):	15.06%		(2.41)%	8.56%		3.88%		(17.35)%	12.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,575		$16,894	$17,202		$14,767		$15,024	$13,690
Average net assets (000)	$18,207		$18,569	$16,324		$12,398		$15,886	$11,212
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(d)(e)	1.49%	1.50%	(d)	1.50%	(d)	1.50%	1.51%	(d)
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)(e)	.49%	.50%	(d)	.50%	(d)	.50%	.51%	(d)
Net investment income	.93%	(d)(e)	.44%	.61%	(d)	1.18%	(d)	.74%	.61%	(d)
Portfolio turnover rate	16%	(f)	19%	28%		71%		23%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51%, 1.51%, 1.55% and 1.62% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .51%, .55% and .62% for the six months ended March 31, 2012 and the years ended September 2010, 2009 and 2007, respectively. The net investment income ratios would have been .92%, .60%, 1.13% and ..50% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended March 31,		Year Ended September 30,						January 12, 2007(a) through September 30,
	2012		2011(b)	2010		2009		2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.05		$11.37	$10.50		$10.63		$13.42	$12.45
Income (loss) from investment operations:
Net investment income	.08		.09	.13		.14		.17	.07
Net realized and unrealized gain (loss) on investment transactions	1.61		(.29)	.82		.19		(2.35)	.90
Total from investment operations	1.69		(.20)	.95		.33		(2.18)	.97
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.12)	(.08)		(.16)		(.28)	-
Distributions from net realized gains	-		-	-		(.30)		(.33)	-
Total dividends and distributions	(.13)		(.12)	(.08)		(.46)		(.61)	-
Net asset value, end of period	$12.61		$11.05	$11.37		$10.50		$10.63	$13.42
Total Return(c):	15.39%		(1.86)%	9.10%		4.43%		(16.93)%	7.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7		$11	$2		$2		$2	$3
Average net assets (000)	$11		$5	$2		$2		$2	$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00%	(f)(g)	.99%	1.00%	(f)	1.00%	(f)	1.00%	1.01%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)(g)	.49%	.50%	(f)	.50%	(f)	.50%	.51%	(f)(g)
Net investment income	1.59%	(f)(g)	.71%	1.17%	(f)	1.59%	(f)	1.41%	.73%	(f)(g)
Portfolio turnover rate	16%	(h)	19%	28%		71%		23%	21%	(h)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.01%, 1.01% and 1.05% for the six months ended March 31, 2012, the years ended September 30, 2010 and 2009 and 1.12% for the period ended September 30, 2007. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .51% and .55% for the six months ended March 31, 2012, the years ended September 30, 2010 and 2009 and .62% for the period ended September 30, 2007. The net investment income ratios would have been 1.58%, 1.16% and 1.54% for the six months ended March 31, 2012, the years ended September 30, 2010 and 2009 and .67% for the period ended September 30, 2007.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	61

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012		2011(a)	2010		2009		2008(a)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.10		$11.42	$10.54		$10.66		$13.46	$12.19
Income (loss) from investment operations:
Net investment income	.12		.17	.18		.22		.20	.20
Net realized and unrealized gain (loss) on investment transactions	1.60		(.32)	.83		.16		(2.33)	1.46
Total from investment operations	1.72		(.15)	1.01		.38		(2.13)	1.66
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.17)	(.13)		(.20)		(.34)	(.23)
Distributions from net realized gains	-		-	-		(.30)		(.33)	(.16)
Total dividends and distributions	(.19)		(.17)	(.13)		(.50)		(.67)	(.39)
Net asset value, end of period	$12.63		$11.10	$11.42		$10.54		$10.66	$13.46
Total Return(b):	15.63%		(1.40)%	9.63%		4.94%		(16.57)%	13.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,447		$2,351	$2,087		$1,874		$2,290	$2,108
Average net assets (000)	$2,515		$2,198	$1,879		$1,680		$2,675	$1,826
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.50%	(d)(e)	.49%	.50%	(d)	.50%	(d)	.50%	.51%	(d)
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)(e)	.49%	.50%	(d)	.50%	(d)	.50%	.51%	(d)
Net investment income	1.98%	(d)(e)	1.43%	1.59%	(d)	2.20%	(d)	1.62%	1.66%	(d)
Portfolio turnover	16%	(f)	19%	28%		71%		23%	21%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .51%, .51%, .55% and .62% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been ..51%, .51%, .55% and .62% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively. The net investment income ratios would have been 1.97%, 1.58%, 2.15% and 1.55% for the six months ended March 31, 2012 and the years ended September 30, 2010, 2009 and 2007, respectively.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010	2009	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.23		$11.62	$10.75	$11.04	$15.08	$13.15
Income (loss) from investment operations:
Net investment income	.08		.04	.04	.10	.08	.03
Net realized and unrealized gain (loss) on investment transactions	2.22		(.43)	.93	(.15)	(3.53)	2.18
Total from investment operations	2.30		(.39)	.97	(.05)	(3.45)	2.21
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.10)	-	(.30)	(.15)
Distributions from net realized gains	-		-	-	(.24)	(.29)	(.13)
Total dividends and distributions	-		-	(.10)	(.24)	(.59)	(.28)
Net asset value, end of period	$13.53		$11.23	$11.62	$10.75	$11.04	$15.08
Total Return(b):	20.48%		(3.36)%	9.06%	.33%	(23.72)%	17.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,744		$30,888	$30,211	$26,846	$26,501	$26,015
Average net assets (000)	$34,522		$33,830	$29,037	$21,419	$28,816	$19,510
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.75%	(e)	.75%	.75%	.75%	.76%	.76%
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.50%	.50%	.50%	.51%	.51%
Net investment income	1.21%	(e)	.29%	.41%	1.15%	.60%	.22%
Portfolio turnover rate	18%	(f)	20%	24%	46%	22%	16%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .95%, .94%, .97%, 1.13%, .94% and 1.23% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .70%, .69%, .72%, .88%, .69% and .98% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net investment income/(loss) ratios would have been 1.01%, .10%, .19%, .77%, .42% and (.25)% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. Does not include expenses of the investment companies in which the Fund invests

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	63

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010	2009	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.91		$11.38	$10.54	$10.92	$14.93	$13.05
Income (loss) from investment operations:
Net investment income (loss)	.03		(.05)	(.04)	.03	(.02)	(.07)
Net realized and unrealized gain (loss) on investment transactions	2.16		(.42)	.91	(.17)	(3.49)	2.15
Total from investment operations	2.19		(.47)	.87	(.14)	(3.51)	2.08
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.03)	-	(.21)	(.07)
Distributions from net realized gains	-		-	-	(.24)	(.29)	(.13)
Total dividends and distributions	-		-	(.03)	(.24)	(.50)	(.20)
Net asset value, end of period	$13.10		$10.91	$11.38	$10.54	$10.92	$14.93
Total Return(b):	20.07%		(4.13)%	8.28%	(.51)%	(24.26)%	16.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,306		$27,713	$33,340	$29,371	$28,335	$29,171
Average net assets (000)	$29,952		$35,195	$32,262	$23,273	$31,100	$23,884
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(d)	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	.51%	(d)	(.42)%	(.36)%	.38%	(.13)%	(.48)%
Portfolio turnover rate	18%	(e)	20%	24%	46%	22%	16%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.70%, 1.69%, 1.72%, 1.88%, 1.69% and 1.98% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .70%, .69%, .72%, .88%, .69% and .98% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net investment income/(loss) ratios would have been .31%, (.61)%, (.58)%, .00%, (.31)% and (.95)% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010	2009	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.92		$11.39	$10.55	$10.93	$14.92	$13.04
Income (loss) from investment operations:
Net investment income (loss)	.03		(.06)	(.04)	.04	(.02)	(.07)
Net realized and unrealized gain (loss) on investment transactions	2.16		(.41)	.91	(.18)	(3.47)	2.15
Total from investment operations	2.19		(.47)	.87	(.14)	(3.49)	2.08
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.03)	-	(.21)	(.07)
Distributions from net realized gains	-		-	-	(.24)	(.29)	(.13)
Total dividends and distributions	-		-	(.03)	(.24)	(.50)	(.20)
Net asset value, end of period	$13.11		$10.92	$11.39	$10.55	$10.93	$14.92
Total Return(b):	20.05%		(4.13)%	8.27%	(.51)%	(24.13)%	16.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,518		$8,182	$8,485	$7,806	$8,135	$8,843
Average net assets (000)	$8,986		$9,614	$8,334	$6,366	$9,082	$7,282
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(d)	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	.49%	(d)	(.47)%	(.34)%	.44%	(.11)%	(.49)%
Portfolio turnover rate	18%	(e)	20%	24%	46%	22%	16%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.70%, 1.69%, 1.72%, 1.88%, 1.69% and 1.98% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .70%, .69%, .72%, .88%, .69% and .98% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net investment income/(loss) ratios would have been .29%, (.66)%, (.56)%, .06%, (.29)% and (.96)% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	65

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,				January 12, 2007(a)(b) through September 30,
	2012(b)		2011(b)	2010	2009	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.17		$11.58	$10.72	$11.04	$15.04	$13.76
Income (loss) from investment operations:
Net investment income (loss)	.07		.01	.02	.08	.07	(.06)
Net realized and unrealized gain (loss) on investment transactions	2.21		(.42)	.91	(.16)	(3.54)	1.34
Total from investment operations	2.28		(.41)	.93	(.08)	(3.47)	1.28
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.07)	-	(.24)	-
Distributions from net realized gains	-		-	-	(.24)	(.29)	-
Total dividends and distributions	-		-	(.07)	(.24)	(.53)	-
Net asset value, end of period	$13.45		$11.17	$11.58	$10.72	$11.04	$15.04
Total Return(c):	20.41%		(3.54)%	8.73%	.05%	(23.84)%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$2	$2	$2	$2	$3
Average net assets (000)	$2		$2	$2	$2	$2	$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00%	(f)	1.00%	1.00%	1.00%	1.01%	1.01%	(f)
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.50%	.50%	.50%	.51%	.51%	(f)
Net investment income (loss)	1.05%	(f)	.11%	.15%	.90%	.49%	(.59)%	(f)
Portfolio turnover rate	18%	(g)	20%	24%	46%	22%	16%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.20%, 1.19%, 1.22%, 1.38%, 1.19%, and 1.48% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and the period ended September 30, 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .70%, .69%, .72%, .88%, .69%, and .98% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and the period ended September 30, 2007, respectively. The net investment income/(loss) ratios would have been .85%, (.08)%, (.07)%, .52%, .31%, and (1.01)% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and the period ended September 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fee to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2012(a)		2011(a)	2010	2009	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$11.69	$10.81	$11.08	$15.11	$13.18
Income (loss) from investment operations:
Net investment income	.09		.06	.15	.12	.12	.10
Net realized and unrealized gain (loss) on investment transactions	2.25		(.43)	.85	(.15)	(3.53)	2.14
Total from investment operations	2.34		(.37)	1.00	(.03)	(3.41)	2.24
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.12)	-	(.33)	(.18)
Distributions from net realized gains	-		-	-	(.24)	(.29)	(.13)
Total dividends and distributions	-		-	(.12)	(.24)	(.62)	(.31)
Net asset value, end of period	$13.66		$11.32	$11.69	$10.81	$11.08	$15.11
Total Return(b):	20.67%		(3.17)%	9.33%	.51%	(23.44)%	17.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$720		$515	$345	$429	$438	$420
Average net assets (000)	$621		$448	$361	$333	$426	$500
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.51%	.51%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.50%	.51%	.51%
Net investment income	1.40%	(d)	.43%	.87%	1.41%	.88%	.67%
Portfolio turnover rate	18%	(e)	20%	24%	46%	22%	16%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .70%, .69%, .72%, .88%, .69% and .98% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .70%, .69%, .72%, .88%, .69% and .98% for the six months ended March 31, 2012 and the years ended September 30, 2011,2010, 2009, 2008 and 2007, respectively. The net investment income/(loss) ratios would have been 1.20%, .24%, .65%, 1.03%, .70% and .19% for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	67

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP
Conservative Allocation (Class A)	JDUAX	74437E750	Moderate Allocation (Class R)	JMARX	74437E610
Conservative Allocation (Class B)	JDABX	74437E743	Moderate Allocation (Class Z)	JDMZX	74437E776
Conservative Allocation (Class C)	JDACX	74437E735	Growth Allocation (Class A)	JDAAX	74437E685
Conservative Allocation (Class R)	JDARX	74437E628	Growth Allocation (Class B)	JDGBX	74437E677
Conservative Allocation (Class Z)	JDAZX	74437E784	Growth Allocation (Class C)	JDGCX	74437E669
Moderate Allocation (Class A)	JDTAX	74437E727	Growth Allocation (Class R)	JGARX	74437E594
Moderate Allocation (Class B)	JDMBX	74437E719	Growth Allocation (Class Z)	JDGZX	74437E768
Moderate Allocation (Class C)	JDMCX	74437E693

MF194E2    0224691-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 23, 2012